UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2013

Item 1. Reports to Stockholders

Annual report Delaware Corporate Bond Fund Delaware Extended Duration Bond Fund July 31, 2013 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Portfolio management review	1
Performance summaries	4
Disclosure of Fund expenses	12
Security type/sector allocations	14
Statements of net assets	16
Statements of assets and liabilities	48
Statements of operations	50
Statements of changes in net assets	52
Financial highlights	56
Notes to financial statements	76
Report of independent registered
public accounting firm	99
Other Fund information	100
Board of trustees/directors and
officers addendum	102
About the organization	110

Unless otherwise noted, views expressed herein are current as of July 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund	August 6, 2013

Performance preview (for the year ended July 31, 2013)
Delaware Corporate Bond Fund (Class A shares)	1-year return	+2.02%
Barclays U.S. Corporate Investment Grade Index (benchmark)	1-year return	-0.66%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Corporate Bond Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Extended Duration Bond Fund (Class A shares)	1-year return	-2.45%
Barclays Long U.S. Corporate Index (benchmark)	1-year return	-5.54%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Extended Duration Bond Fund, please see the table on page 8.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The U.S. economy continued its slow but steady recovery during the Funds’ fiscal year ended July 31, 2013. Gradual economic improvements were generally shaped by better employment and housing trends. On the jobs front, payrolls have gradually increased since the depths of the financial crisis in 2009, while jobless claims have trended downward. In June 2013, the U.S. unemployment rate stood at 7.4%, down from 8.2% at the start of the fiscal year (source: Bloomberg). Meanwhile, home prices continued to gather steam, even as mortgage rates ticked up in the latter months of the period. Both improvements were important factors behind consumers’ increased willingness to spend — a generally favorable backdrop for corporate bond issuers, and disproportionately so for those with weaker credit positions.

At the same time, investors remained concerned about two significant economic overhangs. The first involved Europe, which continued to struggle to emerge from its sovereign debt crisis, and where recovery was significantly behind that of the United States. Investor confidence received a boost in the summer of 2012, however, when the European Central Bank (ECB) announced it would act aggressively to provide needed financial support to troubled euro-zone economies. The second notable concern was China, where the economic growth rate continued to slow. This, in turn, put pressure on economic sectors related to raw materials, such as metals and mining, where China’s manufacturing and consumption had driven demand.

Two difficult months for bonds

For roughly the first three quarters of the fiscal year, the corporate bond market saw rising prices, while fixed income yields fell accordingly (bond yields and prices move in opposite directions). By May and June 2013, conditions shifted dramatically, as bonds experienced large price declines accompanied by a correspondingly large increase in yields.

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

The abrupt market shift was triggered by concern about a change in U.S. Federal Reserve policy — namely, that the U.S. central bank would begin to wind down its program of “quantitative easing.”

The result was a cycle in which interest rates rose as investors sold bonds. That said, we believe the market’s decline was largely based on technical factors. Issuers’ financial strength, in our opinion, remained solid throughout the fiscal year. In the final weeks of the period, as it became clear that no monetary policy move from the Fed was imminent, interest rates stabilized, and the market recovered off its late-June low.

Fund performance

For the fiscal year ended July 31, 2013, Delaware Corporate Bond Fund Class A shares returned +2.02% at net asset value and -2.50% at maximum offer price (both returns reflect all distributions reinvested). In comparison, the Fund’s benchmark, the Barclays U.S. Corporate Investment Grade Index, returned -0.66% during the same period. For complete annualized performance of Delaware Corporate Bond Fund, please see the table on page 4.

During the same period, Delaware Extended Duration Bond Fund Class A shares returned -2.45% at net asset value and -6.87% at maximum offer price (both returns reflect all distributions reinvested). In comparison, the Fund’s benchmark, the Barclays Long U.S. Corporate Index, returned -5.54%. For complete annualized performance of Delaware Extended Duration Bond Fund, please see the table on page 8.

Help among financials, Europe

During the fiscal year, both Funds turned in only modest gains in absolute terms but managed to outpace their respective benchmarks by notable margins. In part, we credit these results to research. Our fundamental “bottom-up” (bond-by-bond) investment process enables us to identify what we view as undervalued issuers with attractive risk-return characteristics, while seeking to avoid credits with what we view as declining fundamentals and unattractive risk-return profiles. Our investment process includes decisions not only about which securities to hold in the portfolios, but about the size of each position. We are willing to maintain meaningful positions in bonds that we believe have the potential to offer particularly good value.

During the fiscal year, one particular area of strength was the financial sector, as many issuers in this group began to enjoy a more favorable market backdrop. Bonds of U.K.-based bank Lloyds TSB and U.S. insurance companies such as American International Group (AIG) and MetLife helped lift both Funds, while those of another U.S. insurance provider, Prudential Financial, also meaningfully contributed to Delaware Extended Duration Bond Fund’s results.

During the period, both Funds benefited from their allocations to certain European issuers whose valuations were tainted by the region but, in our view, offered relatively defensive credit characteristics, such as stable business models and cash flow generation. Examples of such issuers include Spanish telecom provider Telefonica, Italian wireless operator Wind Telecom, and Spanish cable and broadband provider Ono. These and other European debt securities benefited from increased optimism about the ECB’s willingness to provide financial support to euro-zone countries facing particular economic challenges.

Delaware Extended Duration Bond Fund further benefited from its emphasis on high yield and investment grade bonds with intermediate maturities. We believed these securities offered better investment potential than their longer-dated counterparts. Given the Fund’s mandate to keep a sufficient level of interest rate sensitivity, we balanced these shorter-dated securities with long-duration futures as well as interest rate swaps.

The metals and mining sectors provided one notable source of difficulty. In particular, both Funds were hurt by a position in Canadian gold producer Barrick Gold, which significantly underperformed during the fiscal year. We actively managed the Funds’ positions in these holdings, periodically increasing the Funds’ exposure at lower prices while reducing the Funds’ allocations as the securities began to recover.

Overall, derivatives had a negligible effect on Delaware Corporate Bond Fund returns. However, futures have consistently been utilized within Delaware Extended Duration Bond Fund to maintain portfolio duration characteristics in line with the benchmark. Other derivative instruments have had a negligible effect on returns.

Performance summaries
Delaware Corporate Bond Fund	July 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through July 31, 2013
	1 year	5 years	10 years
Class A (Est. Sept. 15, 1998)
Excluding sales charge	+2.02%	+10.17%	+7.37%
Including sales charge	-2.50%	+9.15%	+6.88%
Class B (Est. Sept. 15, 1998)
Excluding sales charge	+1.26%	+9.40%	+6.72%
Including sales charge	-2.54%	+9.19%	+6.72%
Class C (Est. Sept. 15, 1998)
Excluding sales charge	+1.43%	+9.39%	+6.59%
Including sales charge	+0.48%	+9.39%	+6.59%
Class R (Est. June 2, 2003)
Excluding sales charge	+1.77%	+9.93%	+7.10%
Including sales charge	+1.77%	+9.93%	+7.10%
Institutional Class (Est. Sept. 15, 1998)
Excluding sales charge	+2.28%	+10.49%	+7.64%
Including sales charge	+2.28%	+10.49%	+7.64%
Barclays U.S. Corporate
Investment Grade Index	-0.66%	+7.64%	+5.73%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 28, 2012, through Nov. 28, 2013. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 28, 2012, through Nov. 28, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead

Performance summaries
Delaware Corporate Bond Fund

to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding certain fees and expenses) from exceeding 0.69% of the Fund’s average daily net assets from Nov. 28, 2012, through Nov. 28, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.01%	1.71%	1.71%	1.31%	0.71%
(without fee waivers)
Net expenses	0.94%	1.69%	1.69%	1.19%	0.69%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from July 31, 2003, through July 31, 2013

For period beginning July 31, 2003, through July 31, 2013	Starting value	Ending value
Delaware Corporate Bond Fund — Class A shares	$9,550	$19,414
Barclays U.S. Corporate Investment Grade Index	$10,000	$17,462

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on July 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the Barclays U.S. Corporate Investment Grade Index as of July 31, 2003. The Barclays U.S. Corporate Investment Grade Index is composed of U.S. dollar–denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds in the index have at least one year to maturity.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DGCAX	245908785
Class B	DGCBX	245908777
Class C	DGCCX	245908769
Class R	DGCRX	245908744
Institutional Class	DGCIX	245908751

Performance summaries
Delaware Extended Duration Bond Fund	July 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through July 31, 2013
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	-2.45%	+13.00%	+9.24%	n/a
Including sales charge	-6.87%	+11.94%	+8.74%	n/a
Class B (Est. Sept. 15, 1998)
Excluding sales charge	-3.19%	+12.17%	+8.57%	n/a
Including sales charge	-6.70%	+11.98%	+8.57%	n/a
Class C (Est. Sept. 15, 1998)
Excluding sales charge	-3.17%	+12.16%	+8.43%	n/a
Including sales charge	-4.05%	+12.16%	+8.43%	n/a
Class R (Est. Oct. 1, 2005)
Excluding sales charge	-2.68%	+12.75%	n/a	+8.55%
Including sales charge	-2.68%	+12.75%	n/a	+8.55%
Institutional Class (Est. Sept. 15, 1998)
Excluding sales charge	-2.21%	+13.29%	+9.51%	n/a
Including sales charge	-2.21%	+13.29%	+9.51%	n/a
Barclays Long U.S. Corporate Index	-5.54%	+9.97%	+7.19%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 10. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 28, 2012, through Nov. 28, 2013. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 28, 2012, through Nov. 28, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead

Performance summaries
Delaware Extended Duration Bond Fund

to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding certain fees and expenses) from exceeding 0.70% of the Fund’s average daily net assets from Nov. 28, 2012, through Nov. 28, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.06%	1.76%	1.76%	1.36%	0.76%
(without fee waivers)
Net expenses	0.95%	1.70%	1.70%	1.20%	0.70%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from July 31, 2003, through July 31, 2013

For period beginning July 31, 2003, through July 31, 2013	Starting value	Ending value
Delaware Extended Duration Bond Fund —
Class A shares	$9,550	$23,077
Barclays Long U.S. Corporate Index	$10,000	$20,022

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on July 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 10. Please note additional details on pages 8 through 11.

The chart also assumes $10,000 invested in the Barclays Long U.S. Corporate Index as of July 31, 2003. The Barclays Long U.S. Corporate Index is composed of U.S. dollar–denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds in the index have at least 10 years to maturity.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEEAX	245908835
Class B	DEEBX	245908827
Class C	DEECX	245908819
Class R	DEERX	245908728
Institutional Class	DEEIX	245908793

Disclosure of Fund expenses
For the six-month period from February 1, 2013 to July 31, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Feb. 1, 2013 to July 31, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/13	7/31/13	Expense Ratio	2/1/13 to 7/31/13*
Actual Fund return†
Class A	$1,000.00	$982.80	0.94%	$4.62
Class B	1,000.00	979.20	1.69%	8.29
Class C	1,000.00	980.80	1.69%	8.30
Class R	1,000.00	981.70	1.19%	5.85
Institutional Class	1,000.00	984.10	0.69%	3.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.13	0.94%	$4.71
Class B	1,000.00	1,016.41	1.69%	8.45
Class C	1,000.00	1,016.41	1.69%	8.45
Class R	1,000.00	1,018.89	1.19%	5.96
Institutional Class	1,000.00	1,021.37	0.69%	3.46

Delaware Extended Duration Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/13	7/31/13	Expense Ratio	2/1/13 to 7/31/13*
Actual Fund return†
Class A	$1,000.00	$963.60	0.95%	$4.63
Class B	1,000.00	959.90	1.70%	8.26
Class C	1,000.00	960.00	1.70%	8.26
Class R	1,000.00	962.50	1.20%	5.84
Institutional Class	1,000.00	964.70	0.70%	3.41
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.08	0.95%	$4.76
Class B	1,000.00	1,016.36	1.70%	8.50
Class C	1,000.00	1,016.36	1.70%	8.50
Class R	1,000.00	1,018.84	1.20%	6.01
Institutional Class	1,000.00	1,021.32	0.70%	3.51

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocations
Delaware Corporate Bond Fund	As of July 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Convertible Bonds	2.23%
Corporate Bonds	84.40%
Banking	10.73%
Basic Industry	8.78%
Brokerage	1.77%
Capital Goods	2.50%
Communications	9.19%
Consumer Cyclical	7.53%
Consumer Non-Cyclical	3.82%
Electric	12.82%
Energy	4.06%
Finance Companies	2.67%
Insurance	6.36%
Natural Gas	7.16%
Real Estate Investment Trusts	2.31%
Technology	4.01%
Transportation	0.69%
Municipal Bonds	5.09%
Senior Secured Loans	1.22%
Common Stock	0.00%
Convertible Preferred Stock	0.59%
Preferred Stock	5.37%
Options Purchased	0.62%
Short-Term Investments	0.11%
Securities Lending Collateral	0.03%
Total Value of Securities	99.66%
Obligation to Return Securities Lending Collateral	(0.03%)
Receivables and Other Assets Net of Other Liabilities	0.37%
Total Net Assets	100.00%

Delaware Extended Duration Bond Fund	As of July 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Commercial Mortgage-Backed Security	0.00%
Convertible Bonds	2.37%
Corporate Bonds	80.65%
Banking	7.90%
Basic Industry	6.33%
Brokerage	2.29%
Capital Goods	3.23%
Communications	7.82%
Consumer Cyclical	3.44%
Consumer Non-Cyclical	8.41%
Electric	12.26%
Energy	5.28%
Finance Companies	3.40%
Insurance	7.46%
Natural Gas	9.23%
Real Estate Investment Trusts	0.65%
Technology	1.73%
Transportation	1.22%
Municipal Bonds	6.72%
Senior Secured Loans	1.27%
Sovereign Bonds	0.73%
Convertible Preferred Stock	0.66%
Preferred Stock	5.84%
Options Purchased	0.79%
Short-Term Investments	0.14%
Securities Lending Collateral	0.02%
Total Value of Securities	99.19%
Obligation to Return Securities Lending Collateral	(0.02%)
Receivables and Other Assets Net of Other Liabilities	0.83%
Total Net Assets	100.00%

Statements of net assets
Delaware Corporate Bond Fund	July 31, 2013

		Principal amount°		Value (U.S. $)
Convertible Bonds – 2.23%
Φ	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/12/27	USD	3,555,000	$3,315,038
#	Clearwire Communications 144A 8.25%
	exercise price $7.08, expiration date 11/30/40		7,129,000	7,931,013
	L-3 Communications Holdings 3.00%
	exercise price $90.24, expiration date 8/1/35		5,500,000	5,929,688
	Linear Technology 3.00% exercise price $41.46,
	expiration date 4/30/27		1,575,000	1,710,844
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/14/27		2,607,000	2,646,105
	MGM Resorts International 4.25%
	exercise price $18.58, expiration date 4/10/15		3,443,000	4,021,854
#	Owens-Brockway Glass Container 144A 3.00%
	exercise price $47.47, expiration date 5/28/15		3,172,000	3,294,915
	PHH 4.00% exercise price $25.80,
	expiration date 8/27/14		1,817,000	1,988,479
	Steel Dynamics 5.125% exercise price $17.21,
	expiration date 6/15/14		471,000	511,329
#	WellPoint 144A 2.75% exercise price $75.38,
	expiration date 10/15/42		1,195,000	1,563,209
Total Convertible Bonds (cost $29,938,794)				32,912,474

Corporate Bonds – 84.40%
Banking – 10.73%
	AgriBank 9.125% 7/15/19		3,492,000	4,545,201
	Bank of America
	3.875% 3/22/17		4,165,000	4,410,623
	4.10% 7/24/23		6,250,000	6,266,025
	•5.20% 12/29/49		8,305,000	7,516,025
•	Bank of New York Mellon 4.50% 12/31/49		5,020,000	4,687,425
*	Barclays Bank 7.625% 11/21/22		7,700,000	7,680,750
#	BBVA Banco Continental 144A 3.25% 4/8/18		3,010,000	2,942,275
	BBVA U.S. Senior 4.664% 10/9/15		7,400,000	7,642,579
	City National 5.25% 9/15/20		1,870,000	2,020,165
•	Deutsche Bank 4.296% 5/24/28		3,600,000	3,275,557
•	Fifth Third Bancorp 5.10% 12/31/49		3,210,000	3,041,475
•	Fifth Third Capital Trust IV 6.50% 4/15/37		3,855,000	3,869,456
*	Goldman Sachs Group 2.90% 7/19/18		5,000,000	5,014,605
#•	HBOS Capital Funding 144A 6.071% 6/29/49		8,900,000	8,588,500

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	JPMorgan Chase
	5.15% 12/29/49	USD	4,900,000	$4,569,250
	6.00% 12/29/49		1,515,000	1,494,169
	Morgan Stanley 4.10% 5/22/23		10,520,000	9,895,491
•	National City Bank 0.644% 6/7/17		2,030,000	1,987,847
	PNC Bank 6.875% 4/1/18		3,051,000	3,670,341
•	PNC Financial Services Group
	4.494% 5/29/49		3,112,000	3,115,890
	4.85% 5/29/49		4,960,000	4,526,000
	Regions Financial 2.00% 5/15/18		7,660,000	7,382,402
*	Royal Bank of Scotland Group 6.10% 6/10/23		1,720,000	1,652,464
#	Standard Chartered 144A 3.95% 1/11/23		12,910,000	12,142,680
	SVB Financial Group 5.375% 9/15/20		3,785,000	4,142,584
	UBS 7.625% 8/17/22		10,235,000	11,405,535
*•	USB Capital IX 3.50% 10/29/49		5,707,000	5,079,230
#•	USB Realty 144A 1.415% 12/22/49		400,000	348,000
•	Wachovia 0.638% 10/15/16		2,730,000	2,695,506
	Zions Bancorp
	4.50% 3/27/17		2,400,000	2,547,521
	4.50% 6/13/23		4,695,000	4,669,539
	5.50% 11/16/15		1,823,000	1,899,045
	7.75% 9/23/14		3,646,000	3,903,007
				158,627,162
Basic Industry – 8.78%
	ArcelorMittal 10.35% 6/1/19		3,390,000	4,110,375
#	Barrick Gold 144A
	2.50% 5/1/18		4,000,000	3,715,920
	4.10% 5/1/23		4,000,000	3,408,612
	CF Industries
	6.875% 5/1/18		9,165,000	10,826,229
	7.125% 5/1/20		4,200,000	5,007,009
	Clearwater Paper 4.50% 2/1/23		7,060,000	6,707,000
	Dow Chemical 8.55% 5/15/19		4,420,000	5,694,131
#	Freeport-McMoRan Copper & Gold 144A
	3.875% 3/15/23		2,175,000	1,971,618
	Georgia-Pacific 8.00% 1/15/24		11,345,000	14,737,053
#	Gerdau Trade 144A 4.75% 4/15/23		5,520,000	5,050,800
#	Glencore Funding 144A 2.50% 1/15/19		9,390,000	8,626,095

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	International Paper
	6.00% 11/15/41	USD	5,530,000	$6,080,594
	9.375% 5/15/19		1,151,000	1,524,099
	Lubrizol
	5.50% 10/1/14		2,105,000	2,227,524
	8.875% 2/1/19		2,765,000	3,677,851
	LYB International Finance 4.00% 7/15/23		8,500,000	8,452,757
	Nucor 4.00% 8/1/23		2,985,000	2,944,273
	Plains Exploration & Production 6.50% 11/15/20		8,315,000	8,959,038
	Rock Tenn
	3.50% 3/1/20		2,200,000	2,170,918
	4.00% 3/1/23		7,775,000	7,499,602
#	Sappi Papier Holding 144A 6.625% 4/15/21		7,845,000	7,629,263
#	Taminco Global Chemical 144A 9.75% 3/31/20		2,310,000	2,616,075
*	Teck Resources 3.75% 2/1/23		6,780,000	6,146,633
				129,783,469
Brokerage – 1.77%
	E Trade Financial 6.375% 11/15/19		3,500,000	3,736,250
	Jefferies Group
	5.125% 1/20/23		1,570,000	1,591,902
	6.45% 6/8/27		5,627,000	5,841,141
	6.50% 1/20/43		1,575,000	1,579,089
	Lazard Group 6.85% 6/15/17		8,495,000	9,508,690
#	Nuveen Investments 144A 9.50% 10/15/20		3,765,000	3,830,888
				26,087,960
Capital Goods – 2.50%
#	Algeco Scotsman Global Finance 144A
	8.50% 10/15/18		1,775,000	1,837,125
	10.75% 10/15/19		8,880,000	8,302,800
#	Cemex 144A 9.50% 6/15/18		4,120,000	4,624,700
#	Cemex Espana Luxembourg 144A 9.25% 5/12/20		5,095,000	5,591,763
#	Ingersoll-Rand Global Holding 144A 4.25% 6/15/23		10,085,000	10,077,961
#	Sealed Air 144A 5.25% 4/1/23		1,845,000	1,798,875
	United Rentals North America 10.25% 11/15/19		935,000	1,065,900
#	Votorantim Cimentos 144A 7.25% 4/5/41		3,840,000	3,648,000
				36,947,124

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications – 9.19%
#	American Tower Trust I 144A
	1.551% 3/15/18	USD	2,660,000	$2,597,509
	3.07% 3/15/23		7,550,000	7,213,345
#	Brasil Telecom 144A 5.75% 2/10/22		6,604,000	6,191,249
#*	Clearwire Communications 144A
	12.00% 12/1/15		2,830,000	3,006,875
#	Crown Castle Towers 144A
	4.883% 8/15/20		4,360,000	4,645,733
	CSC Holdings 6.75% 11/15/21		2,495,000	2,744,500
#	Digicel 144A 6.00% 4/15/21		3,955,000	3,885,788
#	Digicel Group 144A 10.50% 4/15/18		775,000	844,750
	DISH DBS 5.875% 7/15/22		1,700,000	1,704,250
#	Intelsat Luxembourg 144A
	7.75% 6/1/21		5,290,000	5,587,563
	8.125% 6/1/23		2,275,000	2,454,156
#	Lynx I 144A 5.375% 4/15/21		635,000	646,113
#	MDC Partners 144A 6.75% 4/1/20		3,880,000	3,996,400
#*	Millicom International Cellular 144A
	4.75% 5/22/20		2,000,000	1,945,000
#	Nara Cable Funding 144A 8.875% 12/1/18		7,005,000	7,390,275
	Qwest 6.75% 12/1/21		3,430,000	3,844,594
#	SBA Tower Trust 144A 2.24% 4/16/18		4,945,000	4,884,115
#	SES 144A 3.60% 4/4/23		9,145,000	8,697,946
#	Softbank 144A 4.50% 4/15/20		4,455,000	4,311,326
	Sprint Capital 6.875% 11/15/28		990,000	915,750
#	Sprint Nextel 144A 7.00% 3/1/20		2,540,000	2,781,300
#*	TBG Global Pte 144A 4.625% 4/3/18		2,525,000	2,493,438
#	Telefonica Chile 144A 3.875% 10/12/22		4,320,000	3,982,889
	Telefonica Emisiones 3.192% 4/27/18		16,750,000	16,565,129
	Time Warner Cable
	5.85% 5/1/17		3,250,000	3,552,695
	8.25% 4/1/19		4,481,000	5,222,364
#	Univision Communications 144A 8.50% 5/15/21		7,740,000	8,552,700
#	VimpelCom 144A 7.748% 2/2/21		2,940,000	3,145,800
	Virgin Media Secured Finance 6.50% 1/15/18		8,065,000	8,448,088
#	Wind Acquisition Finance 144A
	7.25% 2/15/18		940,000	972,900
	11.75% 7/15/17		2,445,000	2,591,700
				135,816,240

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 7.53%
	ADT 4.125% 6/15/23	USD	7,215,000	$6,214,503
	Chrysler Group 8.25% 6/15/21		3,475,000	3,883,313
	Corrections Corporation of America 4.625% 5/1/23		9,270,000	9,084,600
#	Daimler Finance North America 144A
	2.25% 7/31/19		11,595,000	11,361,094
	Ford Motor Credit
	5.00% 5/15/18		4,780,000	5,194,101
	5.875% 8/2/21		7,985,000	8,868,828
#	Geo Group 144A 5.125% 4/1/23		4,050,000	3,928,500
	Historic TW 6.875% 6/15/18		5,285,000	6,405,404
	Host Hotels & Resorts
	3.75% 10/15/23		5,060,000	4,705,623
	4.75% 3/1/23		3,825,000	3,862,856
	5.25% 3/15/22		4,520,000	4,716,195
	5.875% 6/15/19		2,055,000	2,213,477
#	Jaguar Land Rover Automotive 144A 5.625% 2/1/23		1,595,000	1,571,075
	MGM Resorts International 11.375% 3/1/18		1,530,000	1,943,100
#	Quiksilver 144A 7.875% 8/1/18		1,550,000	1,627,500
#	QVC 144A 4.375% 3/15/23		14,980,000	14,317,690
	Ryland Group 8.40% 5/15/17		358,000	417,070
#	SACI Falabella 144A 3.75% 4/30/23		3,835,000	3,521,588
	Western Union 2.875% 12/10/17		6,425,000	6,474,318
	Wyndham Worldwide 3.90% 3/1/23		6,635,000	6,318,849
#	Wynn Las Vegas 144A 4.25% 5/30/23		5,060,000	4,699,475
				111,329,159
Consumer Non-Cyclical – 3.82%
#	ARAMARK 144A 5.75% 3/15/20		2,755,000	2,878,975
#	BRF 144A 3.95% 5/22/23		3,490,000	3,010,125
	Constellation Brands
	3.75% 5/1/21		2,155,000	2,020,313
	4.25% 5/1/23		820,000	774,900
	Energizer Holding 4.70% 5/24/22		10,200,000	10,317,963
#	ESAL 144A 6.25% 2/5/23		4,675,000	4,312,688
	Fomento Economico Mexicano 4.375% 5/10/43		4,920,000	4,243,751
	HCA Holdings 7.75% 5/15/21		1,155,000	1,258,950
#	Heinz (H.J.) Finance 144A 7.125% 8/1/39		2,105,000	2,204,988
#	Pernod-Ricard 144A 5.75% 4/7/21		16,775,000	18,935,334
#	Want Want China Finance 144A 1.875% 5/14/18		6,800,000	6,472,709
				56,430,696

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric – 12.82%
	AES 7.375% 7/1/21	USD	5,035,000	$5,714,725
	Ameren Illinois 9.75% 11/15/18		7,971,000	10,756,554
#	APT Pipelines 144A 3.875% 10/11/22		10,325,000	9,586,732
	CenterPoint Energy 5.95% 2/1/17		5,155,000	5,872,236
	ComEd Financing III 6.35% 3/15/33		7,500,000	7,463,003
	El Paso Electric 3.30% 12/15/22		2,830,000	2,672,610
#•	Electricite de France 144A 5.25% 12/29/49		12,400,000	11,879,236
#	Enel Finance International 144A 6.25% 9/15/17		10,785,000	11,839,017
	Entergy Louisiana 3.30% 12/1/22		2,780,000	2,703,970
	Exelon Generation 4.25% 6/15/22		10,065,000	10,132,395
	Great Plains Energy
	4.85% 6/1/21		2,720,000	2,932,884
	5.292% 6/15/22		9,735,000	10,666,464
•	Integrys Energy Group 6.11% 12/1/66		11,239,000	11,809,805
	LG&E & KU Energy
	3.75% 11/15/20		2,120,000	2,170,388
	4.375% 10/1/21		3,850,000	3,985,166
•	National Rural Utilities Cooperative Finance
	4.75% 4/30/43		8,455,000	8,180,212
•	NextEra Energy Capital Holdings
	6.35% 10/1/66		5,145,000	5,354,607
	6.65% 6/15/67		6,105,000	6,446,245
	NV Energy 6.25% 11/15/20		4,475,000	5,283,825
	Pennsylvania Electric 5.20% 4/1/20		16,291,000	17,802,234
•	PPL Capital Funding 6.70% 3/30/67		3,095,000	3,221,394
•	Puget Sound Energy 6.974% 6/1/67		8,395,000	8,784,243
#	Saudi Electricity Global Sukuk 144A 3.473% 4/8/23		9,100,000	8,667,750
	System Energy Resources 4.10% 4/1/23		4,610,000	4,584,977
•	Wisconsin Energy 6.25% 5/15/67		10,359,000	10,912,005
				189,422,677
Energy – 4.06%
	Chesapeake Energy 5.75% 3/15/23		2,960,000	2,989,600
	CNOOC Finance 2013 3.00% 5/9/23		3,735,000	3,407,564
	Continental Resources 4.50% 4/15/23		1,785,000	1,740,375
#	Gazprom 144A 4.375% 9/19/22		4,215,000	3,920,793
	Halliburton 3.50% 8/1/23		5,550,000	5,546,171
	Laredo Petroleum 9.50% 2/15/19		2,825,000	3,149,875
	Newfield Exploration 5.625% 7/1/24		6,150,000	6,180,749
	Noble Holding International 3.95% 3/15/22		4,195,000	4,120,233

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
#	Pertamina Persero 144A
	4.30% 5/20/23	USD	1,055,000	$952,138
	4.875% 5/3/22		5,645,000	5,376,863
	Petrobras Global Finance 3.00% 1/15/19		6,305,000	5,870,415
	Petrohawk Energy 7.25% 8/15/18		3,045,000	3,341,888
#	Petroleos Mexicanos 144A 5.50% 6/27/44		2,486,000	2,283,391
#	Sinopec Capital 2013 144A 1.875% 4/24/18		815,000	789,839
	Talisman Energy
	3.75% 2/1/21		7,340,000	7,378,938
	5.50% 5/15/42		2,955,000	2,984,742
				60,033,574
Finance Companies – 2.67%
	FTI Consulting 6.75% 10/1/20		975,000	1,042,031
	General Electric Capital
	2.10% 12/11/19		1,020,000	999,333
	#144A 3.80% 6/18/19		3,795,000	3,974,628
	4.375% 9/16/20		500,000	532,568
	6.00% 8/7/19		1,120,000	1,306,999
	•6.25% 12/15/49		3,200,000	3,341,802
	•7.125% 12/15/49		4,000,000	4,507,528
#•	ILFC E-Capital Trust I 144A 4.96% 12/21/65		5,400,000	4,643,999
#•	ILFC E-Capital Trust II 144A 6.25% 12/21/65		3,065,000	2,842,788
	International Lease Finance 5.875% 4/1/19		1,625,000	1,706,250
#	IPIC GMTN 144A 5.50% 3/1/22		3,544,000	3,836,379
	PHH
	7.375% 9/1/19		1,250,000	1,376,563
	9.25% 3/1/16		2,810,000	3,189,350
#	Temasek Financial I 144A 2.375% 1/23/23		6,750,000	6,111,855
				39,412,073
Insurance – 6.36%
	American International Group
	6.40% 12/15/20		5,500,000	6,500,153
	•8.175% 5/15/58		2,675,000	3,283,563
	8.25% 8/15/18		5,575,000	6,990,314
•	Chubb 6.375% 3/29/67		6,606,000	7,184,025
#	Highmark 144A
	4.75% 5/15/21		1,685,000	1,598,780
	6.125% 5/15/41		920,000	826,025

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
*•	ING Groep 5.775% 12/29/49	USD	4,765,000	$4,765,000
#	ING US 144A
	•5.65% 5/15/53		3,000,000	2,827,500
	5.70% 7/15/43		1,200,000	1,203,468
#	Liberty Mutual Group 144A
	4.25% 6/15/23		7,430,000	7,301,476
	4.95% 5/1/22		4,370,000	4,536,646
	•7.00% 3/15/37		2,775,000	2,879,063
	MetLife 1.756% 12/15/17		1,356,000	1,344,673
#	MetLife Capital Trust X 144A 9.25% 4/8/38		5,780,000	7,716,300
#	Metropolitan Life Global Funding I 144A
	3.00% 1/10/23		2,960,000	2,826,252
	3.875% 4/11/22		3,075,000	3,144,769
#	Pacific LifeCorp 144A 5.125% 1/30/43		7,815,000	7,378,993
*•	Prudential Financial 5.625% 6/15/43		8,000,000	7,780,000
•	XL Group 6.50% 12/29/49		8,032,000	7,931,599
#•	ZFS Finance USA Trust II 144A 6.45% 12/15/65		5,565,000	5,968,463
				93,987,062
Natural Gas – 7.16%
#•	DCP Midstream 144A 5.85% 5/21/43		10,810,000	10,377,600
	El Paso Pipeline Partners Operating 6.50% 4/1/20		8,703,000	10,175,696
*•	Enbridge Energy Partners 8.05% 10/1/37		6,970,000	7,915,724
	Energy Transfer Partners 5.15% 2/1/43		4,910,000	4,592,922
	Enterprise Products Operating
	•7.034% 1/15/68		4,525,000	5,084,209
	9.75% 1/31/14		1,999,000	2,085,988
	Kinder Morgan Energy Partners
	2.65% 2/1/19		5,490,000	5,527,442
	4.15% 2/1/24		5,545,000	5,545,826
	9.00% 2/1/19		2,805,000	3,610,456
#	Korea Gas 144A 2.875% 7/29/18		6,425,000	6,430,313
	National Fuel Gas 3.75% 3/1/23		11,110,000	10,788,688
	NiSource Finance 4.80% 2/15/44		9,870,000	9,183,917
	Sunoco Logistics Partners Operations 3.45% 1/15/23		5,850,000	5,502,750
•	TransCanada Pipelines 6.35% 5/15/67		9,152,000	9,615,036
	Williams Partners 7.25% 2/1/17		8,087,000	9,416,867
				105,853,434

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate Investment Trusts – 2.31%
#	Corporate Office Properties 144A
	3.60% 5/15/23	USD	4,500,000	$4,176,018
	DDR
	7.50% 4/1/17		2,500,000	2,932,423
	7.875% 9/1/20		1,125,000	1,389,754
	9.625% 3/15/16		1,415,000	1,693,297
	Digital Realty Trust
	5.25% 3/15/21		5,535,000	5,811,296
	5.875% 2/1/20		1,680,000	1,832,573
	Duke Realty 3.625% 4/15/23		7,230,000	6,764,851
	Realty Income 4.65% 8/1/23		4,570,000	4,689,464
	Weingarten Realty Investors 3.50% 4/15/23		5,150,000	4,818,731
				34,108,407
Technology – 4.01%
#*	Avaya 144A 10.50% 3/1/21		1,055,000	814,988
	Baidu
	3.25% 8/6/18		5,250,000	5,274,344
	3.50% 11/28/22		6,500,000	5,966,194
	Equinix
	4.875% 4/1/20		4,931,000	4,906,345
	5.375% 4/1/23		1,577,000	1,573,058
	Fidelity National Information Services
	3.50% 4/15/23		12,655,000	11,689,410
*	First Data 11.25% 3/31/16		2,360,000	2,360,000
	GXS Worldwide 9.75% 6/15/15		1,610,000	1,657,294
	National Semiconductor 6.60% 6/15/17		6,644,000	7,823,788
	NetApp 3.25% 12/15/22		2,645,000	2,444,644
#	NXP Funding 144A 5.75% 3/15/23		1,955,000	1,979,438
	Oracle 2.375% 1/15/19		4,310,000	4,344,889
	Total System Services
	2.375% 6/1/18		1,320,000	1,285,140
	3.75% 6/1/23		7,670,000	7,136,874
				59,256,406
Transportation – 0.69%
#	ERAC USA Finance 144A 2.80% 11/1/18		3,000,000	3,004,962
	United Parcel Service 5.125% 4/1/19		6,225,000	7,168,019
				10,172,981
Total Corporate Bonds (cost $1,234,654,192)				1,247,268,424

	Principal amount°		Value (U.S. $)
Municipal Bonds – 5.09%
California (Various Purposes)
5.00% 4/1/42	USD	2,330,000	$2,364,228
5.00% 4/1/43		6,520,000	6,624,515
Commonwealth of Pennsylvania 1st Series
5.00% 4/1/22		5,415,000	6,362,463
5.00% 4/1/24		3,500,000	4,059,580
Golden State, California Tobacco Securitization
Settlement Revenue (Asset-Backed Senior)
Series A-1
5.125% 6/1/47		1,950,000	1,392,475
5.75% 6/1/47		1,255,000	980,030
Grand Parkway, Texas Transportation Revenue
(Sub Tier Toll) Series B 5.00% 4/1/53		2,305,000	2,239,054
Hawaii Series EE 5.00% 11/1/22		2,430,000	2,858,531
Los Angeles, California Department of Water &
Power Revenue Taxable Build America Bond
6.574% 7/1/45		5,365,000	6,832,542
Metropolitan Transportation Authority, New York
Revenue Taxable Build America Bond (Dedicated
Tax Fund) Series C-1 6.687% 11/15/40		4,500,000	5,324,355
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/43		3,440,000	3,501,782
New York City Water & Sewer System
(Second Generation)
Series BB 5.00% 6/15/47		7,550,000	7,754,302
Series EE 5.00% 6/15/47		2,100,000	2,159,220
Prince George’s County, Maryland (Consolidated
Public Improvement) Series C
5.00% 8/1/22		5,085,000	6,085,830
5.00% 8/1/23		3,440,000	4,133,814
San Francisco Bay Area Toll Authority, California Toll
Bridge Revenue Taxable Build America Bond
Series S3 6.907% 10/1/50		3,575,000	4,465,390
Triborough Bridge & Tunnel Authority, New York
Revenue Taxable Build America Bond
Series A-2 5.45% 11/15/32		5,560,000	6,029,208
Wake County, North Carolina
Series C 5.00% 3/1/22		1,755,000	2,093,592
Total Municipal Bonds (cost $73,714,607)			75,260,911

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans – 1.22%
Burlington Coat Factory Tranche B2 4.25% 2/23/17	USD	1,488,845	$1,500,004
Chrysler Group Tranche B 4.25% 5/24/17		1,665,751	1,695,491
Clear Channel Communications Tranche B
3.65% 1/29/16		8,675,000	8,152,089
Essar Steel Algoma 8.75% 9/20/14		1,796,425	1,835,348
Immucor 5.00% 8/19/18		1,753,941	1,773,672
Nuveen Investments 2nd Lien 6.50% 2/28/19		1,335,000	1,339,172
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		1,721,955	1,738,907
Total Senior Secured Loans
(cost $17,719,343)			18,034,683

	Number of shares
Common Stock – 0.00%
Masco		251	5,151
† United Continental Holdings		40	1,394
Total Common Stock (cost $1,783)			6,545

Convertible Preferred Stock – 0.59%
# Chesapeake Energy 144A 5.75% exercise price
$27.83, expiration date 12/31/49		8,100	8,687,250
Total Convertible Preferred Stock
(cost $8,383,500)			8,687,250

Preferred Stock – 5.37%
Alabama Power 5.625%		118,065	2,911,483
Ally Financial
#144A 7.00%		4,000	3,962,500
•8.50%		80,000	2,091,200
BB&T
5.20%		51,525	1,270,091
5.85%		288,000	6,563,520
* City National 5.50%		168,200	3,951,018
CoBank 6.125%		39,500	3,942,594
Digital Realty Trust 5.875%		168,000	3,628,800
* DTE Energy 5.25%		305,000	7,118,700
* Entergy Arkansas 4.90%		285,000	5,873,850
General Electric Capital 4.875%		252,000	5,551,560
• GMAC Capital Trust I 8.25%		50,000	1,327,500
JPMorgan Chase 5.50%		75,000	1,727,250

	Number of shares	Value (U.S. $)
Preferred Stock (continued)
National Retail Properties 5.70%	147,525	$3,276,530
Public Storage 5.20%	330,000	7,190,699
Qwest 6.125%	184,675	4,162,575
Regency Centers 6.625%	22,363	559,299
Regions Financial 6.375%	67,000	1,650,210
U.S. Bancorp
*5.15%	121,000	2,822,930
•6.00%	45,000	1,199,250
•6.50%	44,000	1,185,360
Wells Fargo
5.125%	145,000	3,198,700
*5.20%	190,000	4,223,700
Total Preferred Stock
(cost $85,253,756)		79,389,319

	Number of contracts
Options Purchased – 0.62%
Put Swaptions – 0.62%
Pay a fixed rate 2.47% and receive a floating rate based
on 3-month LIBOR, expiration date 11/16/15 (BAML)	9,300,000	1,125,506
Pay a fixed rate 3.54% and receive a floating rate based
on 3-month LIBOR, expiration date 4/3/18 (BAML)	8,400,000	1,541,387
Pay a fixed rate 3.65% and receive a floating rate based
on 3-month LIBOR, expiration date 11/16/15 (BAML)	9,300,000	832,469
Pay a fixed rate 3.84% and receive a floating rate based
on 3-month LIBOR, expiration date 7/1/16 (BCLY)	15,750,000	982,639
Pay a fixed rate 4.00% and receive a floating rate based
on 3-month LIBOR, expiration date 5/23/17 (GSC)	19,100,000	1,340,709
Pay a fixed rate 4.09% and receive a floating rate based
on 3-month LIBOR, expiration date 2/7/18 (GSC)	21,300,000	2,715,920
Pay a fixed rate 4.34% and receive a floating rate based
on 3-month LIBOR, expiration date 7/1/16 (BCLY)	15,750,000	703,923
Total Options Purchased
(premium paid $6,232,308)		9,242,553

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
Short-Term Investments – 0.11%
≠Discount Notes – 0.07%
Federal Home Loan Bank
0.06% 8/14/13	USD	585,917	$585,915
0.06% 8/16/13		192,453	192,452
0.06% 8/21/13		243,611	243,610
			1,021,977
≠U.S. Treasury Obligation – 0.04%
U.S. Treasury Bill 0.045% 9/26/13		557,900	557,876
			557,876
Total Short-Term Investments
(cost $1,579,817)			1,579,853

Total Value of Securities Before Securities
Lending Collateral – 99.63%
(cost $1,457,478,100)			1,472,382,012

	Number of shares
**Securities Lending Collateral – 0.03%
Investment Company
Delaware Investments Collateral Fund No. 1		377,699	377,699
Total Securities Lending Collateral
(cost $377,699)			377,699
©Total Value of Securities – 99.66%
(cost $1,457,855,799)			1,472,759,711
**Obligation to Return Securities
Lending Collateral – (0.03%)			(377,699)
Receivables and Other Assets
Net of Other Liabilities – 0.37%			5,467,660
Net Assets Applicable to 248,180,417
Shares Outstanding – 100.00%			$1,477,849,672

Net Asset Value – Delaware Corporate Bond Fund
Class A ($645,584,735 / 108,419,168 Shares)	$5.95
Net Asset Value – Delaware Corporate Bond Fund
Class B ($2,802,382 / 470,782 Shares)	$5.95
Net Asset Value – Delaware Corporate Bond Fund
Class C ($273,594,023 / 45,941,699 Shares)	$5.96
Net Asset Value – Delaware Corporate Bond Fund
Class R ($37,292,387 / 6,257,545 Shares)	$5.96
Net Asset Value – Delaware Corporate Bond Fund
Institutional Class ($518,576,145 / 87,091,223 Shares)	$5.95

Components of Net Assets at July 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$1,454,065,603
Distributions in excess of net investment income	(2,451,578)
Accumulated net realized gain on investments	11,278,555
Net unrealized appreciation of investments and derivatives	14,957,092
Total net assets	$1,477,849,672

°	Principal amount shown is stated in the currency in which each security is denominated.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2013.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2013, the aggregate value of Rule 144A securities was $445,547,910, which represented 30.15% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of July 31, 2013. Interest rates reset periodically.
*	Fully or partially on loan.
«

Senior secured loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2013.

†	Non income producing security.

Statements of net assets
Delaware Corporate Bond Fund

≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $364,863 of securities loaned.

Net Asset Value and Offering Price Per Share – Delaware Corporate Bond Fund
Net asset value Class A (A)	$5.95
Sales charge (4.50% of offering price) (B)	0.28
Offering price	$6.23

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts and swap contracts were outstanding at July 31, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	INR	215,524,662	USD	(3,574,800)	8/23/13	$(56,350)
JPMC	KRW	3,385,737,900	USD	(3,013,831)	8/23/13	(5,218)
TD	THB	128,947,811	USD	(4,131,552)	8/23/13	(12,427)
Total						$(73,995)

Swap Contracts CDS Contracts[2]

Counterparty	Swap Referenced Obligation	Notional Value		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
BAML	Cox Communications	USD	6,370,000	1.00%	3/20/18	$80,287
CME	CDX.NA.IG.20		1,000,000	1.00%	6/20/18	(7,307)
HSBC	Cox Communications		6,370,000	1.00%	3/20/18	80,286
ICE	CDX.NA.IG.20		11,290,000	1.00%	6/20/18	(18,333)
ICE	CDX.NA.IG.20		3,720,000	1.00%	6/20/18	1,688
						$136,621
	Protection Sold:
ICE	CDX.NA.IG.20 / Baa	USD	1,000,000	1.00%	6/20/18	$7,307
Total						$143,928

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”
[2]

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as realized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Statements of net assets
Delaware Corporate Bond Fund

Summary of abbreviations:
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CDS — Credit Default Swap
CDX.NA — Credit Default Swap Index North America
CME — Chicago Mercantile Exchange Inc.
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
ICE — Intercontinental Exchange, Inc.
IG — Investment Grade
INR — Indian Rupee
JPMC — JPMorgan Chase Bank
KRW — South Korean Won
TD — Toronto Dominion Bank
THB — Thailand Baht
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Extended Duration Bond Fund	July 31, 2013

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Security – 0.00%
	Merrill Lynch Mortgage Trust Series 2005-CIP1 A2
	4.96% 7/12/38	USD	11,329	$11,430
Total Commercial Mortgage-Backed Security
	(cost $11,391)			11,430

Convertible Bonds – 2.37%
Φ	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/12/27		2,472,000	2,305,140
#	Clearwire Communications 144A 8.25%
	exercise price $7.08, expiration date 11/30/40		3,552,000	3,951,600
*	L-3 Communications Holdings 3.00%
	exercise price $90.24, expiration date 8/1/35		3,445,000	3,714,141
	Linear Technology 3.00% exercise price $41.46,
	expiration date 4/30/27		825,000	896,156
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/14/27		1,180,000	1,197,700
	MGM Resorts International 4.25%
	exercise price $18.58, expiration date 4/10/15		2,043,000	2,386,479
#	Owens-Brockway Glass Container 144A 3.00%
	exercise price $47.47, expiration date 5/28/15		806,000	837,233
	PHH 4.00% exercise price $25.80,
	expiration date 8/27/14		1,183,000	1,294,646
	Steel Dynamics 5.125% exercise price $17.21,
	expiration date 6/15/14		277,000	300,718
#	WellPoint 144A 2.75% exercise price $75.38,
	expiration date 10/15/42		728,000	952,315
Total Convertible Bonds (cost $15,968,251)				17,836,128

Corporate Bonds – 80.65%
Banking – 7.90%
	AgriBank 9.125% 7/15/19		1,210,000	1,574,941
	Bank of America
	4.10% 7/24/23		2,385,000	2,391,115
	• 5.20% 12/29/49		4,145,000	3,751,225
•	Bank of New York Mellon 4.50% 12/31/49		2,565,000	2,395,069
*	Barclays Bank 7.625% 11/21/22		3,800,000	3,790,500
	City National 5.25% 9/15/20		1,155,000	1,247,749
•	Deutsche Bank 4.296% 5/24/28		1,800,000	1,637,779

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	Fifth Third Bancorp 5.10% 12/31/49	USD	1,585,000	$1,501,788
•	Fifth Third Capital Trust IV 6.50% 4/15/37		1,845,000	1,851,919
	Goldman Sachs Group 6.75% 10/1/37		4,500,000	4,749,174
#•	HBOS Capital Funding 144A 6.071% 6/29/49		4,430,000	4,274,950
•	JPMorgan Chase
	5.15% 12/29/49		2,500,000	2,331,250
	6.00% 12/29/49		765,000	754,481
	KeyBank 6.95% 2/1/28		2,467,000	2,939,381
•	PNC Financial Services Group
	4.494% 5/29/49		1,615,000	1,617,019
	4.85% 5/29/49		1,315,000	1,199,938
#•	PNC Preferred Funding Trust II 144A 1.496% 3/31/49		3,900,000	3,432,000
*	Royal Bank of Scotland Group 6.10% 6/10/23		875,000	840,643
#	Standard Chartered 144A 3.95% 1/11/23		5,065,000	4,763,956
	SVB Financial Group 5.375% 9/15/20		1,705,000	1,866,078
	UBS 7.625% 8/17/22		5,930,000	6,608,189
•	USB Capital IX 3.50% 10/29/49		2,990,000	2,661,100
#•	USB Realty 144A 1.415% 12/22/49		400,000	348,000
	Zions Bancorp 5.50% 11/16/15		900,000	937,543
				59,465,787
Basic Industry – 6.33%
	ArcelorMittal 7.50% 10/15/39		4,880,000	4,648,200
#	Barrick Gold 144A
	2.50% 5/1/18		260,000	241,535
	4.10% 5/1/23		3,865,000	3,293,571
	Clearwater Paper 4.50% 2/1/23		4,125,000	3,918,750
#	Freeport-McMoRan Copper & Gold 144A
	3.875% 3/15/23		3,570,000	3,236,173
	Georgia-Pacific 8.00% 1/15/24		5,280,000	6,858,672
#	Gerdau Trade 144A 4.75% 4/15/23		2,845,000	2,603,175
	International Paper 6.00% 11/15/41		4,570,000	5,025,012
	Kinross Gold 6.875% 9/1/41		2,235,000	1,986,931
	Nucor 5.20% 8/1/43		6,995,000	6,973,979
	Plains Exploration & Production 6.50% 11/15/20		2,955,000	3,183,880
	Rock Tenn 4.00% 3/1/23		1,790,000	1,726,596
#	Sappi Papier Holding 144A 6.625% 4/15/21		4,055,000	3,943,488
				47,639,962

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Brokerage – 2.29%
#	Carlyle Holdings II Finance 144A 5.625% 3/30/43	USD	5,045,000	$4,714,653
	E Trade Financial 6.375% 11/15/19		1,800,000	1,921,500
	Jefferies Group
	6.45% 6/8/27		2,640,000	2,740,468
	6.50% 1/20/43		1,985,000	1,990,153
	Lazard Group 6.85% 6/15/17		3,271,000	3,661,322
#	Nuveen Investments 144A 9.50% 10/15/20		2,165,000	2,202,888
				17,230,984
Capital Goods – 3.23%
#	Algeco Scotsman Global Finance 144A
	8.50% 10/15/18		815,000	843,525
	10.75% 10/15/19		4,865,000	4,548,775
#	Cemex 144A 9.50% 6/15/18		2,350,000	2,637,875
#	Ingersoll-Rand Global Holding 144A 5.75% 6/15/43		8,595,000	9,025,137
#	Sealed Air 144A 5.25% 4/1/23		455,000	443,625
	United Rentals North America 10.25% 11/15/19		820,000	934,800
#	URS 144A 5.50% 4/1/22		2,170,000	2,225,046
#	Votorantim Cimentos 144A 7.25% 4/5/41		2,475,000	2,351,250
	Waste Management 7.10% 8/1/26		1,025,000	1,279,407
				24,289,440
Communications – 7.82%
#	American Tower Trust I 144A 3.07% 3/15/23		5,175,000	4,944,247
#	Brasil Telecom 144A 5.75% 2/10/22		2,485,000	2,329,687
	CC Holdings GS V 3.849% 4/15/23		2,690,000	2,539,669
#	Clearwire Communications 144A 12.00% 12/1/15		1,490,000	1,583,125
	CSC Holdings 6.75% 11/15/21		1,245,000	1,369,500
	Deutsche Telekom International Finance
	8.75% 6/15/30		1,335,000	1,879,704
#	Digicel 144A 6.00% 4/15/21		2,110,000	2,073,075
#	Digicel Group 144A 10.50% 4/15/18		235,000	256,150
	DISH DBS
	5.875% 7/15/22		600,000	601,500
	7.875% 9/1/19		380,000	434,150
#	Intelsat Luxembourg 144A
	7.75% 6/1/21		2,245,000	2,371,281
	8.125% 6/1/23		1,240,000	1,337,650
#	Lynx I 144A 5.375% 4/15/21		365,000	371,388
#	MDC Partners 144A 6.75% 4/1/20		2,135,000	2,199,050

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#*	Millicom International Cellular 144A 4.75% 5/22/20	USD	1,000,000	$972,500
#	Nara Cable Funding 144A 8.875% 12/1/18		4,045,000	4,267,475
	Qwest 6.875% 9/15/33		3,510,000	3,483,675
#	SES 144A 5.30% 4/4/43		7,070,000	6,955,367
	Sprint Capital 6.875% 11/15/28		1,460,000	1,350,500
#	Sprint Nextel 144A 7.00% 3/1/20		960,000	1,051,200
#	Telefonica Chile 144A 3.875% 10/12/22		2,069,000	1,907,546
	Telefonica Emisiones
	4.57% 4/27/23		2,440,000	2,363,755
	5.134% 4/27/20		1,000,000	1,029,923
	Time Warner Cable 4.50% 9/15/42		3,750,000	2,903,749
#	Univision Communications 144A 8.50% 5/15/21		4,275,000	4,723,875
#	VimpelCom 144A 7.748% 2/2/21		1,455,000	1,556,850
#	Wind Acquisition Finance 144A
	7.25% 2/15/18		530,000	548,550
	11.75% 7/15/17		1,340,000	1,420,400
				58,825,541
Consumer Cyclical – 3.44%
	Caesars Entertainment Operating 11.25% 6/1/17		335,000	349,028
	Chrysler Group 8.25% 6/15/21		1,935,000	2,162,363
	Corrections Corporation of America 4.625% 5/1/23		4,215,000	4,130,700
#	Geo Group 144A 5.125% 4/1/23		2,015,000	1,954,550
	Host Hotels & Resorts 4.75% 3/1/23		1,075,000	1,085,639
#	Jaguar Land Rover Automotive 144A 5.625% 2/1/23		795,000	783,075
	MGM Resorts International 11.375% 3/1/18		750,000	952,500
	Quiksilver
	*6.875% 4/15/15		1,000,000	1,006,260
	#144A 7.875% 8/1/18		750,000	787,500
#	QVC 144A 4.375% 3/15/23		8,295,000	7,928,254
	Ryland Group 8.40% 5/15/17		495,000	576,675
#	SACI Falabella 144A 3.75% 4/30/23		1,980,000	1,818,186
#	Wynn Las Vegas 144A 4.25% 5/30/23		2,540,000	2,359,025
				25,893,755
Consumer Non-Cyclical – 8.41%
#	BRF 144A 3.95% 5/22/23		1,830,000	1,578,375
	Celgene 5.70% 10/15/40		9,525,000	9,985,190

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Constellation Brands
	3.75% 5/1/21	USD	1,110,000	$1,040,625
	4.25% 5/1/23		410,000	387,450
	Delhaize Group 5.70% 10/1/40		1,895,000	1,828,978
#	ESAL 144A 6.25% 2/5/23		3,820,000	3,523,950
	Fomento Economico Mexicano 4.375% 5/10/43		2,500,000	2,156,378
#	Heineken 144A 4.00% 10/1/42		4,675,000	4,019,055
#	Heinz (H.J.) Finance 144A 7.125% 8/1/39		1,075,000	1,126,063
	Molson Coors Brewing 5.00% 5/1/42		8,000,000	8,048,320
#	Pernod-Ricard 144A 5.50% 1/15/42		8,024,000	8,440,855
	Quest Diagnostics 5.75% 1/30/40		4,875,000	4,803,357
#	SABMiller Holdings 144A 4.95% 1/15/42		7,000,000	7,228,291
#	Zoetis 144A 4.70% 2/1/43		9,490,000	9,067,572
				63,234,459
Electric – 12.26%
	AES
	7.375% 7/1/21		2,737,000	3,106,495
	8.00% 6/1/20		325,000	377,813
	Ameren Illinois 9.75% 11/15/18		2,180,000	2,941,825
#	APT Pipelines 144A 3.875% 10/11/22		4,770,000	4,428,931
	CMS Energy 4.70% 3/31/43		6,605,000	6,203,005
	ComEd Financing III 6.35% 3/15/33		4,800,000	4,776,322
	El Paso Electric 3.30% 12/15/22		1,695,000	1,600,733
#•	Electricite de France 144A 5.25% 12/29/49		6,135,000	5,877,348
#	Enel Finance International 144A 6.00% 10/7/39		4,800,000	4,351,306
	Exelon Generation 5.60% 6/15/42		3,785,000	3,861,351
•	Integrys Energy Group 6.11% 12/1/66		5,565,000	5,847,635
•	National Rural Utilities Cooperative Finance
	4.75% 4/30/43		4,350,000	4,208,625
•	NextEra Energy Capital Holdings
	6.35% 10/1/66		4,591,000	4,778,037
	6.65% 6/15/67		1,045,000	1,103,411
	NV Energy 6.25% 11/15/20		2,370,000	2,798,361
	Oncor Electric Delivery 4.55% 12/1/41		5,500,000	5,362,951
#	Perusahaan Listrik Negara 144A 5.25% 10/24/42		7,030,000	5,624,000
•	PPL Capital Funding
	4.70% 6/1/43		5,520,000	5,127,357
	6.70% 3/30/67		1,540,000	1,602,891

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	Puget Sound Energy
	4.434% 11/15/41	USD	4,870,000	$4,757,717
	•6.974% 6/1/67		2,495,000	2,610,683
#	Saudi Electricity Global Sukuk 144A 5.06% 4/8/43		5,900,000	5,376,375
•	Wisconsin Energy 6.25% 5/15/67		5,245,000	5,524,999
				92,248,171
Energy – 5.28%
	Chesapeake Energy
	5.375% 6/15/21		625,000	625,000
	5.75% 3/15/23		1,010,000	1,020,100
*	CNOOC Finance 2013 4.25% 5/9/43		4,790,000	4,098,147
#	ENI 144A 5.70% 10/1/40		3,450,000	3,361,483
#	Gazprom 144A 4.375% 9/19/22		2,165,000	2,013,883
	Halliburton 4.75% 8/1/43		11,625,000	11,792,168
	Laredo Petroleum 9.50% 2/15/19		1,910,000	2,129,650
	Newfield Exploration 5.625% 7/1/24		2,300,000	2,311,500
	Noble Holding International 5.25% 3/15/42		3,800,000	3,570,100
	Petroleos Mexicanos 5.50% 6/27/44		2,120,000	1,947,220
	Talisman Energy 5.50% 5/15/42		6,785,000	6,853,291
				39,722,542
Finance Companies – 3.40%
	General Electric Capital
	#144A 3.80% 6/18/19		2,145,000	2,246,529
	5.875% 1/14/38		3,665,000	4,032,006
	•6.25% 12/15/49		4,200,000	4,386,114
	•7.125% 12/15/49		2,200,000	2,479,140
#•	ILFC E-Capital Trust I 144A 4.96% 12/21/65		3,750,000	3,225,000
#•	ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,250,000	1,159,375
	International Lease Finance
	5.875% 4/1/19		970,000	1,018,500
	6.25% 5/15/19		1,292,000	1,369,520
#	IPIC GMTN 144A 5.50% 3/1/22		2,867,000	3,103,528
	PHH
	7.375% 9/1/19		350,000	385,438
	*9.25% 3/1/16		1,935,000	2,196,225
				25,601,375

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance – 7.46%
•	American International Group 8.175% 5/15/58	USD	2,575,000	$3,160,813
	Berkshire Hathaway Finance 4.30% 5/15/43		9,700,000	9,036,994
•	Chubb 6.375% 3/29/67		2,555,000	2,778,563
#	Highmark 144A 6.125% 5/15/41		3,410,000	3,061,679
*•	ING Groep 5.775% 12/29/49		3,200,000	3,200,000
#	ING US 144A
	•5.65% 5/15/53		1,400,000	1,319,500
	5.70% 7/15/43		6,540,000	6,558,900
#	Liberty Mutual Group 144A
	6.50% 5/1/42		5,769,000	6,452,500
	•7.00% 3/15/37		1,600,000	1,660,000
#	MetLife Capital Trust IV 144A 7.875% 12/15/37		900,000	1,066,500
#	MetLife Capital Trust X 144A 9.25% 4/8/38		2,030,000	2,710,050
#	Pacific LifeCorp 144A 5.125% 1/30/43		4,545,000	4,291,430
•	Prudential Financial 5.625% 6/15/43		4,640,000	4,512,400
	Transatlantic Holdings 8.00% 11/30/39		704,000	895,299
•	XL Group 6.50% 12/29/49		3,950,000	3,900,625
#•	ZFS Finance USA Trust II 144A 6.45% 12/15/65		1,395,000	1,496,138
				56,101,391
Natural Gas – 9.23%
	AGL Capital 4.40% 6/1/43		9,000,000	8,527,283
	AmeriGas Finance 6.75% 5/20/20		310,000	330,925
#	Colonial Pipeline 144A 4.20% 4/15/43		6,120,000	5,623,399
#•	DCP Midstream 144A 5.85% 5/21/43		5,355,000	5,140,800
	El Paso Pipeline Partners Operating 7.50% 11/15/40		3,065,000	3,846,468
*•	Enbridge Energy Partners 8.05% 10/1/37		4,750,000	5,394,504
	Energy Transfer Partners
	5.15% 2/1/43		2,555,000	2,390,003
	9.70% 3/15/19		681,000	886,029
•	Enterprise Products Operating 7.034% 1/15/68		2,245,000	2,522,442
	Kinder Morgan Energy Partners 4.15% 2/1/24		5,500,000	5,500,820
	NiSource Finance
	4.80% 2/15/44		10,010,000	9,314,184
	5.80% 2/1/42		1,810,000	1,930,276
	Piedmont Natural Gas 4.65% 8/1/43		6,510,000	6,636,561
	Sunoco Logistics Partners Operations 4.95% 1/15/43		7,750,000	7,282,001
•	TransCanada Pipelines 6.35% 5/15/67		3,940,000	4,139,340
				69,465,035

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate Investment Trusts – 0.65%
DDR 7.875% 9/1/20	USD	2,010,000	$2,483,027
Digital Realty Trust 5.25% 3/15/21		2,270,000	2,383,314
			4,866,341
Technology – 1.73%
Apple 3.85% 5/4/43		5,070,000	4,427,179
#* Avaya 144A 10.50% 3/1/21		540,000	417,150
Baidu 3.50% 11/28/22		4,365,000	4,006,529
Equinix
4.875% 4/1/20		1,518,000	1,510,410
5.375% 4/1/23		787,000	785,033
* First Data 11.25% 3/31/16		1,430,000	1,430,000
GXS Worldwide 9.75% 6/15/15		435,000	447,778
			13,024,079
Transportation – 1.22%
# ERAC USA Finance 144A 5.625% 3/15/42		8,955,000	9,167,296
			9,167,296
Total Corporate Bonds (cost $606,417,657)			606,776,158

Municipal Bonds – 6.72%
California (Various Purposes)
5.00% 4/1/42		1,150,000	1,166,894
5.00% 4/1/43		3,210,000	3,261,456
Chicago, Illinois O’Hare International Airport Revenue
(Build America Bond) Series B 6.395% 1/1/40		3,800,000	4,457,210
Commonwealth of Pennsylvania 1st Series
5.00% 4/1/22		2,695,000	3,166,544
5.00% 4/1/24		1,740,000	2,018,191
Golden State, California Tobacco Securitization
Settlement Revenue (Asset-Backed Senior)
Series A-1
5.125% 6/1/47		975,000	696,238
5.75% 6/1/47		620,000	484,158
Grand Parkway, Texas Transportation Revenue
(Sub-Tier Toll) Series B 5.00% 4/1/53		1,160,000	1,126,812
Hawaii Series EE 5.00% 11/1/22		1,210,000	1,423,384
Long Island Power Authority, New York Electric
System Revenue Taxable Build America Bond
5.85% 5/1/41		3,600,000	3,630,780

	Principal amount°		Value (U.S. $)
Municipal Bonds (continued)
Los Angeles, California Department of Water &
Power Revenue Taxable Build America Bond
6.574% 7/1/45	USD	2,225,000	$2,833,627
Metropolitan Transportation Authority, New York
Revenue Taxable Build America Bonds
(Dedicated Tax Fund) Series C-1 6.687% 11/15/40		3,000,000	3,549,570
(Transportation) Series A2 6.089% 11/15/40		3,205,000	3,721,902
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/43		1,700,000	1,730,532
New York City Water & Sewer System
(Second Generation) Series BB 5.00% 6/15/47		3,775,000	3,877,151
Series EE 5.00% 6/15/47		1,080,000	1,110,456
Oregon Department of Transportation Highway
User Tax Revenue Taxable Build America Bond
Series A (Subordinate Lien)
5.834% 11/15/34		1,605,000	1,873,115
Prince George’s County, Maryland
(Consolidated Public Improvement) Series C
5.00% 8/1/22		2,510,000	3,004,018
5.00% 8/1/23		1,695,000	2,036,865
San Francisco Bay Area Toll Authority,
California Toll Bridge Revenue Taxable Build
America Bond Series S3 6.907% 10/1/50		1,485,000	1,854,854
Triborough Bridge & Tunnel Authority, New York
Revenue Taxable Build America Bond
Series A-2 5.45% 11/15/32		2,310,000	2,504,941
Wake County, North Carolina Series C 5.00% 3/1/22		870,000	1,037,849
Total Municipal Bonds (cost $48,454,137)			50,566,547

«Senior Secured Loans – 1.27%
Burlington Coat Factory Tranche B2 4.25% 2/23/17		694,212	699,415
Chrysler Group Tranche B 4.25% 5/24/17		827,888	842,669
Clear Channel Communications Tranche B
3.65% 1/29/16		4,325,000	4,064,297
Essar Steel Algoma 8.75% 9/20/14		1,061,975	1,084,985
Immucor 5.00% 8/19/18		1,193,859	1,207,290
Nuveen Investments 2nd Lien 6.50% 2/28/19		620,000	621,938
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		992,481	1,002,251
Total Senior Secured Loans (cost $9,357,250)			9,522,845

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds – 0.73%
Colombia – 0.38%
Republic of Colombia 6.125% 1/18/41	USD	2,589,000	$2,854,372
			2,854,372
Indonesia – 0.35%
# Indonesia Government 144A 4.625% 4/15/43		3,207,000	2,653,793
			2,653,793
Total Sovereign Bonds (cost $6,191,482)			5,508,165

	Number of shares
Convertible Preferred Stock – 0.66%
# Chesapeake Energy 144A 5.75%
exercise price $27.83, expiration date 12/31/49		4,650	4,987,125
Total Convertible Preferred Stock (cost $4,812,750)			4,987,125

Preferred Stock – 5.84%
Alabama Power 5.625%		16,200	399,492
Ally Financial
#144A 7.00%		3,390	3,358,219
•8.50%		40,000	1,045,600
BB&T 5.85%		174,000	3,965,460
City National 5.50%		101,200	2,377,188
CoBank 6.125%		21,000	2,096,063
DTE Energy 5.25%		175,000	4,084,500
* Entergy Arkansas 4.90%		170,000	3,503,700
General Electric Capital 4.875%		148,000	3,260,440
* JPMorgan Chase 5.50%		45,000	1,036,350
National Retail Properties 5.70%		101,275	2,249,318
Public Storage 5.20%		195,000	4,249,049
Qwest 6.125%		93,600	2,109,744
Regency Centers 6.625%		87,759	2,194,853
Regions Financial 6.375%		41,000	1,009,830
* U.S. Bancorp 5.15%		63,000	1,469,790
Wells Fargo
5.125%		105,000	2,316,300
*5.20%		145,000	3,223,350
Total Preferred Stock (cost $47,644,184)			43,949,246

	Number of contracts		Value (U.S. $)
Options Purchased – 0.79%
Put Swaptions – 0.79%
Pay a fixed rate 2.47% and receive a floating rate based
on 3-month LIBOR, expiration date 11/16/15 (BAML)		5,700,000	$689,826
Pay a fixed rate 3.65% and receive a floating rate based
on 3-month LIBOR, expiration date 11/16/15 (BAML)		5,700,000	510,222
Pay a fixed rate 4.00% and receive a floating rate based
on 3-month LIBOR, expiration date 5/23/17 (GSC)		10,900,000	765,117
Pay a fixed rate 4.01% and receive a floating rate based
on 3-month LIBOR, expiration date 5/17/16 (GSC)		17,500,000	1,930,276
Pay a fixed rate 4.09% and receive a floating rate based
on 3-month LIBOR, expiration date 2/7/18 (GSC)		15,700,000	2,001,876
Total Options Purchased (premium paid $3,529,995)			5,897,317

	Principal amount°
Short-Term Investments – 0.14%
≠Discount Notes – 0.14%
Federal Home Loan Bank
0.045% 10/18/13	USD	229,065	229,055
0.045% 10/23/13		393,076	393,058
0.055% 8/12/13		248,989	248,988
0.06% 8/14/13		21,443	21,443
0.06% 8/16/13		7,043	7,043
0.06% 8/21/13		8,916	8,916
0.08% 8/30/13		122,215	122,214
Total Short-Term Investments (cost $1,030,671)			1,030,717

Total Value of Securities Before Securities
Lending Collateral – 99.17%
(cost $743,417,768)			746,085,678

	Number of shares
**Securities Lending Collateral – 0.02%
Investment Company
Delaware Investments Collateral Fund No. 1		171,899	171,899
Total Securities Lending Collateral (cost $171,899)			171,899

Statements of net assets
Delaware Extended Duration Bond Fund

©Total Value of Securities – 99.19%
(cost $743,589,667)	$746,257,577
**Obligation to Return Securities
Lending Collateral – (0.02%)	(171,899)
Receivables and Other Assets
Net of Other Liabilities – 0.83%	6,264,562
Net Assets Applicable to 119,840,898
Shares Outstanding – 100.00%	$752,350,240

Net Asset Value – Delaware Extended Duration Bond Fund
Class A ($370,553,208 / 58,992,772 Shares)	$6.28
Net Asset Value – Delaware Extended Duration Bond Fund
Class B ($748,955 / 119,493 Shares)	$6.27
Net Asset Value – Delaware Extended Duration Bond Fund
Class C ($47,326,287 / 7,536,658 Shares)	$6.28
Net Asset Value – Delaware Extended Duration Bond Fund
Class R ($29,423,079 / 4,677,939 Shares)	$6.29
Net Asset Value – Delaware Extended Duration Bond Fund
Institutional Class ($304,298,711 / 48,514,036 Shares)	$6.27

Components of Net Assets at July 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$753,833,254
Distributions in excess of net investment income	(2,030,832)
Accumulated net realized gain on investments	6,762,476
Net unrealized depreciation of investments and derivatives	(6,214,658)
Total net assets	$752,350,240
°	Principal amount shown is stated in the currency in which each security is denominated.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2013.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2013, the aggregate value of Rule 144A securities was $253,087,174, which represented 33.64% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

*	Fully or partially on loan.
•	Variable rate security. The rate shown is the rate as of July 31, 2013. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.

«	Senior secured loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2013.
≠	The rate shown is the effective yield at the time of purchase.
**	Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $159,181 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Extended Duration Bond Fund
Net asset value Class A (A)	$6.28
Sales charge (4.50% of offering price) (B)	0.30
Offering price	$6.58

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at July 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	INR	107,592,410	USD	(1,784,581)	8/23/13	$(28,131)
JPMC	KRW	2,200,227,300	USD	(1,958,543)	8/23/13	(3,391)
TD	THB	64,372,217	USD	(2,062,518)	8/23/13	(6,203)
Total						$(37,725)

Statements of net assets
Delaware Extended Duration Bond Fund

Futures Contracts
					Unrealized
		Notional Cost			Appreciation
Contracts to Buy (Sell)		(Proceeds)	Notional Value	Expiration Date	(Depreciation)
(282)	U.S. Treasury 5 yr Notes	$(34,566,235)	$(34,225,547)	10/4/13	$340,688
940	U.S. Treasury Long Bond	131,867,036	126,018,750	10/1/13	(5,848,286)
409	U.S. Treasury Ultra Term Bond	62,408,714	58,998,250	10/1/13	(3,410,464)
Total		$159,709,515			$(8,918,062)

Swap Contracts
CDS Contracts[2]
				Annual		Unrealized
	Swap			Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	Cox Communications	USD	3,630,000	1.00%	3/20/18	$45,752
CME	CDX.NA.IG.20		1,000,000	1.00%	6/20/18	(7,307)
HSBC	Cox Communications		3,630,000	1.00%	3/20/18	45,752
ICE	CDX.NA.IG.20		5,710,000	1.00%	6/20/18	(9,272)
ICE	CDX.NA.IG.20		1,880,000	1.00%	6/20/18	853
						$75,778

	Protection Sold:
ICE	CDX.NA.IG.20 / Baa	USD	1,000,000	1.00%	6/20/18	$7,307
Total						$83,085

The use of foreign currency exchange contracts, future contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”
2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:
BAML — Bank of America Merrill Lynch
CDS — Credit Default Swap
CDX.NA — Credit Default Swap Index North America
CME — Chicago Mercantile Exchange Inc.
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
ICE — Intercontinental Exchange, Inc.
IG — Investment Grade
INR — Indian Rupee
JPMC — JPMorgan Chase Bank
KRW — South Korean Won
TD — Toronto Dominion Bank
THB — Thailand Baht
USD — United States Dollar
yr — Year

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

July 31, 2013

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Assets:
Investments, at value[1]	$1,470,802,159	$745,054,961
Short-term investments, at value	1,579,853	1,030,717
Short-term investments held as collateral for loaned
securities, at value	377,699	171,899
Cash	292,941	—
Cash collateral for derivatives	4,412,286	9,053,205
Receivable for securities sold	34,427,725	30,133,043
Dividends and interest receivable	17,505,972	9,062,447
Receivable for fund shares sold	3,927,773	406,810
Unrealized gain on credit default swap contracts[2]	11,981	11,981
Securities lending income receivable	291	88
Foreign currencies, at value	—	8,136
Variation margin receivable on futures contracts	—	385,313
Total assets	1,533,338,680	795,318,600

Liabilities:
Cash overdraft	—	5,692,015
Payable for securities purchased	36,727,647	27,216,059
Payable for fund shares redeemed	10,175,196	2,986,081
Due to brokers	4,060,000	4,700,000
Distributions payable	2,121,667	1,117,009
Due to manager and affiliates	1,065,300	539,143
Unrealized loss on credit default swap contracts[3]	395,617	219,055
Obligation to return securities lending collateral	377,699	171,899
Unrealized loss of foreign currency exchange contracts	73,995	37,725
Annual protection payments on credit default swap contracts	32,375	17,325
Trustees fees payable	4,519	2,254
Other accrued expenses	454,993	269,795
Total liabilities	55,489,008	42,968,360

Total Net Assets	$1,477,849,672	$752,350,240

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Investments, at cost	$1,455,898,283	$742,387,097
Short-term investments, at cost	1,579,817	1,030,671
Short-term investments held as collateral for
loaned securities, at cost	377,699	171,899
Foreign currencies, at cost	—	8,577

[1]Including securities on loan	364,863	159,181
[2]Including upfront payments received	4,674	4,674
[3]Including upfront payments paid	532,238	294,833

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year Ended July 31, 2013

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Investment Income:
Interest	$70,889,768	$43,218,201
Dividends	3,662,862	2,181,022
Securities lending income	3,169	860
Foreign tax withheld	(9,854)	(4,292)
	74,545,945	45,395,791
Expenses:
Management fees	7,617,592	4,721,180
Distribution expenses – Class A	2,089,172	1,259,902
Distribution expenses – Class B	38,545	14,323
Distribution expenses – Class C	2,959,200	675,638
Distribution expenses – Class R	195,538	193,653
Dividend disbursing and transfer agent fees and expenses	2,058,863	1,104,741
Accounting and administration expenses	624,368	346,938
Registration fees	187,069	110,248
Reports and statements to shareholders	180,876	99,755
Legal fees	118,748	69,268
Trustees’ fees	73,467	41,146
Audit and tax	53,710	52,268
Custodian fees	50,732	40,151
Consulting fees	24,732	9,652
Insurance	23,932	15,233
Dues and services	15,131	12,548
Pricing fees	12,879	12,457
Trustees’ expenses	5,512	3,178
	16,330,066	8,782,279
Less fees waived	(53,586)	(373,633)
Less waived distribution expenses – Class A	(348,195)	(209,984)
Less waived distribution expenses – Class R	(32,590)	(32,275)
Less expense paid indirectly	(1,158)	(764)
Total operating expenses	15,894,537	8,165,623
Net Investment Income	58,651,408	37,230,168

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$45,054,797	$32,976,433
Foreign currency exchange contracts	(500,539)	(386,953)
Foreign currencies	(997,836)	(293,850)
Futures contracts	(1,492,706)	(7,355,613)
Swap contracts	(5,877,915)	(3,458,454)
Net realized gain	36,185,801	21,481,563
Net change in unrealized appreciation (depreciation) of:
Investments	(68,696,393)	(61,449,987)
Foreign currency exchange contracts	7,562	12,820
Foreign currencies	30,324	32,095
Futures contracts	744,025	(15,021,670)
Swap contracts	158,574	69,219
Net change in unrealized appreciation (depreciation)	(67,755,908)	(76,357,523)
Net Realized and Unrealized Loss	(31,570,107)	(54,875,960)

Net Increase (Decrease) in Net Assets Resulting
from Operations	$27,081,301	$(17,645,792)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Corporate Bond Fund

	Year Ended
	7/31/13	7/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$58,651,408	$43,679,706
Net realized gain	36,185,801	51,295,856
Net change in unrealized appreciation (depreciation)	(67,755,908)	25,954,279
Net increase in net assets resulting from operations	27,081,301	120,929,841

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(28,288,498)	(22,783,611)
Class B	(127,345)	(222,547)
Class C	(9,798,813)	(7,012,765)
Class R	(1,245,842)	(653,541)
Institutional Class	(25,015,345)	(19,391,320)

Net realized gain:
Class A	(20,361,021)	(9,737,378)
Class B	(131,376)	(130,539)
Class C	(8,822,120)	(3,416,230)
Class R	(924,113)	(327,404)
Institutional Class	(16,995,529)	(7,396,501)
	(111,710,002)	(71,071,836)

Capital Share Transactions:
Proceeds from shares sold:
Class A	368,100,763	338,262,584
Class B	110,275	277,356
Class C	111,931,596	123,176,095
Class R	26,685,735	18,466,418
Institutional Class	347,608,276	314,989,995

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	44,850,645	27,446,128
Class B	235,609	291,222
Class C	15,633,554	8,497,117
Class R	2,092,137	939,673
Institutional Class	31,670,273	20,864,861
	948,918,863	853,211,449

	Year Ended
	7/31/13	7/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(369,539,804)	$(142,998,354)
Class B	(2,118,621)	(2,675,205)
Class C	(87,443,381)	(28,009,322)
Class R	(12,163,933)	(9,386,693)
Institutional Class	(337,275,121)	(311,470,376)
	(808,540,860)	(494,539,950)
Increase in net assets derived
from capital share transactions	140,378,003	358,671,499
Net Increase in Net Assets	55,749,302	408,529,504

Net Assets:
Beginning of year	1,422,100,370	1,013,570,866
End of year	$1,477,849,672	$1,422,100,370
Undistributed (distributions in excess of)
net investment income	$(2,451,578)	$481,687

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Extended Duration Bond Fund

	Year Ended
	7/31/13	7/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$37,230,168	$30,192,762
Net realized gain	21,481,563	66,582,209
Net change in unrealized appreciation (depreciation)	(76,357,523)	40,316,314
Net increase (decrease) in net assets resulting
from operations	(17,645,792)	137,091,285

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(17,732,920)	(18,674,402)
Class B	(49,310)	(83,820)
Class C	(2,340,813)	(1,693,707)
Class R	(1,283,402)	(707,267)
Institutional Class	(16,696,152)	(10,881,982)

Net realized gain:
Class A	(26,584,887)	(16,010,715)
Class B	(106,937)	(85,710)
Class C	(4,355,789)	(1,444,849)
Class R	(2,013,407)	(571,733)
Institutional Class	(24,974,715)	(7,635,267)
	(96,138,332)	(57,789,452)

Capital Share Transactions:
Proceeds from shares sold:
Class A	176,055,497	171,059,055
Class B	6,167	69,742
Class C	23,149,787	36,352,988
Class R	23,714,553	11,366,084
Institutional Class	180,099,398	239,026,113

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	43,012,945	33,163,574
Class B	141,446	142,406
Class C	6,018,770	2,732,122
Class R	3,275,487	1,271,526
Institutional Class	39,771,514	16,470,816
	495,245,564	511,654,426

	Year Ended
	7/31/13	7/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(197,053,239)	$(196,787,813)
Class B	(1,111,761)	(762,272)
Class C	(35,543,957)	(6,880,065)
Class R	(13,249,394)	(5,300,925)
Institutional Class	(213,661,826)	(63,403,613)
	(460,620,177)	(273,134,688)
Increase in net assets derived
from capital share transactions	34,625,387	238,519,738
Net Increase (Decrease) in Net Assets	(79,158,737)	317,821,571

Net Assets:
Beginning of year	831,508,977	513,687,406
End of year	$752,350,240	$831,508,977
Undistributed (distributions in excess of) net
investment income	$(2,030,832)	$1,045,441

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the distributor and/or manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$6.260	$6.050	$6.080	$5.460	$5.240

0.230	0.246	0.268	0.309	0.314
(0.099)	0.384	0.278	0.647	0.216
0.131	0.630	0.546	0.956	0.530

(0.252)	(0.284)	(0.305)	(0.336)	(0.310)
(0.189)	(0.136)	(0.271)	—	—
(0.441)	(0.420)	(0.576)	(0.336)	(0.310)

$5.950	$6.260	$6.050	$6.080	$5.460

2.02%	11.04%	9.44%	17.91%	11.04%

$645,585	$638,481	$392,313	$409,671	$459,892
0.93%	0.94%	0.95%	0.94%	0.90%
0.98%	1.01%	1.09%	1.10%	1.11%
3.70%	4.11%	4.45%	5.31%	6.45%
3.65%	4.04%	4.31%	5.15%	6.24%
230%	202%	204%	219%	271%

Financial highlights
Delaware Corporate Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$6.260	$6.050	$6.080	$5.460	$5.230

0.183	0.200	0.223	0.265	0.278
(0.098)	0.385	0.278	0.647	0.225
0.085	0.585	0.501	0.912	0.503

(0.206)	(0.239)	(0.260)	(0.292)	(0.273)
(0.189)	(0.136)	(0.271)	—	—
(0.395)	(0.375)	(0.531)	(0.292)	(0.273)

$5.950	$6.260	$6.050	$6.080	$5.460

1.26%	10.22%	8.62%	17.04%	10.43%

$2,802	$4,739	$6,705	$9,807	$11,938
1.68%	1.69%	1.70%	1.69%	1.65%
1.68%	1.71%	1.79%	1.80%	1.81%
2.95%	3.36%	3.70%	4.56%	5.70%
2.95%	3.34%	3.61%	4.45%	5.54%
230%	202%	204%	219%	271%

Financial highlights
Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$6.260	$6.050	$6.090	$5.470	$5.240

0.183	0.202	0.223	0.266	0.278
(0.088)	0.383	0.268	0.646	0.225
0.095	0.585	0.491	0.912	0.503

(0.206)	(0.239)	(0.260)	(0.292)	(0.273)
(0.189)	(0.136)	(0.271)	—	—
(0.395)	(0.375)	(0.531)	(0.292)	(0.273)

$5.960	$6.260	$6.050	$6.090	$5.470

1.43%	10.21%	8.44%	17.01%	10.41%

$273,594	$249,029	$135,912	$141,328	$121,901
1.68%	1.69%	1.70%	1.69%	1.65%
1.68%	1.71%	1.79%	1.80%	1.81%
2.95%	3.36%	3.70%	4.56%	5.70%
2.95%	3.34%	3.61%	4.45%	5.54%
230%	202%	204%	219%	271%

Financial highlights
Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the distributor and/or manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$6.270	$6.050	$6.090	$5.470	$5.240

0.214	0.231	0.253	0.295	0.302
(0.098)	0.394	0.268	0.646	0.226
0.116	0.625	0.521	0.941	0.528

(0.237)	(0.269)	(0.290)	(0.321)	(0.298)
(0.189)	(0.136)	(0.271)	—	—
(0.426)	(0.405)	(0.561)	(0.321)	(0.298)

$5.960	$6.270	$6.050	$6.090	$5.470

1.77%	10.94%	8.98%	17.60%	10.97%

$37,293	$22,661	$11,981	$10,209	$11,229
1.18%	1.19%	1.20%	1.19%	1.15%
1.28%	1.31%	1.39%	1.40%	1.41%
3.45%	3.86%	4.20%	5.06%	6.20%
3.35%	3.74%	4.01%	4.85%	5.94%
230%	202%	204%	219%	271%

Financial highlights
Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$6.260	$6.050	$6.090	$5.470	$5.240

0.245	0.261	0.283	0.329	0.327
(0.098)	0.384	0.268	0.641	0.225
0.147	0.645	0.551	0.970	0.552

(0.268)	(0.299)	(0.320)	(0.350)	(0.322)
(0.189)	(0.136)	(0.271)	—	—
(0.457)	(0.435)	(0.591)	(0.350)	(0.322)

$5.950	$6.260	$6.050	$6.090	$5.470

2.28%	11.32%	9.52%	18.40%	11.53%

$518,576	$507,190	$466,660	$357,801	$50,235
0.68%	0.69%	0.70%	0.69%	0.65%
0.68%	0.71%	0.79%	0.80%	0.81%
3.95%	4.36%	4.70%	5.56%	6.70%
3.95%	4.34%	4.61%	5.45%	6.54%
230%	202%	204%	219%	271%

Financial highlights
Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$7.150	$6.380	$6.440	$5.600	$5.210

0.280	0.300	0.318	0.348	0.344
(0.427)	1.055	0.268	0.850	0.385
(0.147)	1.355	0.586	1.198	0.729

(0.287)	(0.319)	(0.329)	(0.358)	(0.339)
(0.436)	(0.266)	(0.317)	—	—
(0.723)	(0.585)	(0.646)	(0.358)	(0.339)

$6.280	$7.150	$6.380	$6.440	$5.600

(2.45% )	22.48%	9.74%	22.00%	15.17%

$370,553	$402,639	$352,060	$275,312	$184,538
0.95%	0.95%	0.95%	0.94%	0.90%
1.04%	1.06%	1.12%	1.18%	1.29%
4.13%	4.53%	5.07%	5.77%	7.03%
4.04%	4.42%	4.90%	5.53%	6.64%
217%	172%	147%	149%	234%

Financial highlights
Delaware Extended Duration Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$7.140	$6.370	$6.430	$5.590	$5.200

0.230	0.249	0.271	0.301	0.307
(0.428)	1.057	0.268	0.852	0.384
(0.198)	1.306	0.539	1.153	0.691

(0.236)	(0.270)	(0.282)	(0.313)	(0.301)
(0.436)	(0.266)	(0.317)	—	—
(0.672)	(0.536)	(0.599)	(0.313)	(0.301)

$6.270	$7.140	$6.370	$6.430	$5.590

(3.19% )	21.61%	8.93%	21.13%	14.33%

$749	$1,887	$2,219	$3,464	$3,992
1.70%	1.70%	1.70%	1.69%	1.65%
1.74%	1.76%	1.82%	1.88%	1.99%
3.38%	3.78%	4.32%	5.02%	6.28%
3.34%	3.72%	4.20%	4.83%	5.94%
217%	172%	147%	149%	234%

Financial highlights
Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$7.150	$6.380	$6.430	$5.600	$5.210

0.230	0.251	0.272	0.302	0.307
(0.428)	1.055	0.277	0.841	0.385
(0.198)	1.306	0.549	1.143	0.692

(0.236)	(0.270)	(0.282)	(0.313)	(0.302)
(0.436)	(0.266)	(0.317)	—	—
(0.672)	(0.536)	(0.599)	(0.313)	(0.302)

$6.280	$7.150	$6.380	$6.430	$5.600

(3.17% )	21.57%	9.09%	20.91%	14.32%

$47,326	$62,275	$24,532	$23,115	$19,120
1.70%	1.70%	1.70%	1.69%	1.65%
1.74%	1.76%	1.82%	1.88%	1.99%
3.38%	3.78%	4.32%	5.02%	6.28%
3.34%	3.72%	4.20%	4.83%	5.94%
217%	172%	147%	149%	234%

Financial highlights
Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$7.160	$6.390	$6.440	$5.600	$5.210

0.263	0.284	0.303	0.339	0.332
(0.426)	1.055	0.278	0.845	0.385
(0.163)	1.339	0.581	1.184	0.717

(0.271)	(0.303)	(0.314)	(0.344)	(0.327)
(0.436)	(0.266)	(0.317)	—	—
(0.707)	(0.569)	(0.631)	(0.344)	(0.327)

$6.290	$7.160	$6.390	$6.440	$5.600

(2.68% )	22.15%	9.63%	21.48%	15.08%

$29,423	$20,080	$10,800	$14,131	$665
1.20%	1.20%	1.20%	1.19%	1.15%
1.34%	1.36%	1.42%	1.48%	1.59%
3.88%	4.28%	4.82%	5.52%	6.78%
3.74%	4.12%	4.60%	5.23%	6.34%
217%	172%	147%	149%	234%

Financial highlights
Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$7.140	$6.370	$6.430	$5.590	$5.200

0.297	0.317	0.332	0.364	0.356
(0.427)	1.055	0.269	0.849	0.385
(0.130)	1.372	0.601	1.213	0.741

(0.304)	(0.336)	(0.344)	(0.373)	(0.351)
(0.436)	(0.266)	(0.317)	—	—
(0.740)	(0.602)	(0.661)	(0.373)	(0.351)

$6.270	$7.140	$6.370	$6.430	$5.590

(2.21% )	22.82%	10.01%	22.33%	15.48%

$304,299	$344,628	$124,076	$49,310	$26,223
0.70%	0.70%	0.70%	0.69%	0.65%
0.74%	0.76%	0.82%	0.88%	0.99%
4.38%	4.78%	5.32%	6.02%	7.28%
4.34%	4.72%	5.20%	5.83%	6.94%
217%	172%	147%	149%	234%

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund	July 31, 2013

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities, credit default swap (CDS) contracts and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (July 31, 2010 – July 31, 2013) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries it invests in that may date back to the inception of each Fund.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Funds may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2013, the Funds held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund paid foreign capital gains taxes on certain foreign securities held as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended July 31, 2013.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended July 31, 2013, each Fund earned the following amounts under this agreement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$1,158	$764

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
On the first $500 million	0.500%	0.550%
On the next $500 million	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to prevent total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations) (collectively, non routine expenses)) from exceeding the following percentages of each Fund’s average daily net assets from Nov. 28, 2012 through Nov. 28, 2013. The contractual waivers did not change from prior fiscal year end. These waivers and reimbursements may only be terminated by agreement of the DMC and the Funds.

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
0.69%	0.70%

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended July 31, 2013, the Funds were charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$78,089	$43,394

DSC is also the transfer agent and dividend disbursing agent of the Funds. The Funds pay DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees for each Fund from Nov. 28, 2012 through Nov. 28, 2013 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets.

At July 31, 2013, each Fund had liabilities payable to affiliates as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Investment management fees payable to DMC	$560,565	$353,269
Dividend disbursing, transfer agent and fund accounting oversight fees and other expenses payable to DSC	34,882	17,524
Distribution fees payable to DDLP	396,832	137,302
Other expenses payable to DMC and affiliates*	73,021	31,048

*	DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2013, the Funds were charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$47,784	$26,730

For the year ended July 31, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$218,666	$94,902

For the year ended July 31, 2013, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B, and Class C shares, respectively and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Class A	$51	$1
Class B	2	400
Class C	13,498	15,695

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended July 31, 2013, the Funds made purchases and sales of investments securities other than short-term investments as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Purchases other than U.S. government securities	$3,478,797,978	$1,643,097,539
Purchases of U.S. government securities	243,024,563	251,334,106
Sales other than U.S. government securities	3,330,890,362	1,666,345,251
Sales of U.S. government securities	264,138,236	269,852,622

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

At July 31, 2013, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Cost of investments	$1,467,997,180	$745,484,757
Aggregate unrealized appreciation	$55,932,613	$28,183,278
Aggregate unrealized depreciation	(51,170,082)	(27,410,458)
Net unrealized appreciation	$4,762,531	$772,820

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of July 31, 2013:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Common Stock	$6,545	$—	$6,545
Corporate Debt	—	1,280,180,898	1,280,180,898
Municipal Bonds	—	75,260,911	75,260,911
Senior Secured Loans	—	18,034,683	18,034,683
Convertible Preferred Stock	—	8,687,250	8,687,250
Preferred Stock[1]	71,484,225	7,905,094	79,389,319
Options Purchased	—	9,242,553	9,242,553
Short-Term Investments	—	1,579,853	1,579,853
Securities Lending Collateral	—	377,699	377,699
Total	$71,490,770	$1,401,268,941	$1,472,759,711

Foreign Currency Exchange Contracts	$—	$(73,995)	$(73,995)
Swap Contracts	$—	$143,928	$143,928

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total
Commercial Mortgage– Backed Security	$—	$11,430	$11,430
Corporate Debt	—	624,612,286	624,612,286
Foreign Debt	—	5,508,165	5,508,165
Municipal Bonds	—	50,566,547	50,566,547
Senior Secured Loans	—	9,522,845	9,522,845
Convertible Preferred Stock	—	4,987,125	4,987,125
Preferred stock[1]	38,494,965	5,454,281	43,949,246
Options Purchased	—	5,897,317	5,897,317
Short-Term Investments	—	1,030,717	1,030,717
Securities Lending Collateral	—	171,899	171,899
Total	$38,494,965	$707,762,612	$746,257,577

Foreign Currency Exchange Contracts	$—	$(37,725)	$(37,725)
Futures Contracts	(8,918,062)	—	(8,918,062)
Swap Contracts	—	83,085	83,085

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

[1]	Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represents the following percentages for each Fund;

Preferred Stock	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Level 1	90.04%	87.59%
Level 2	9.96%	12.41%

Level 1 investments represent exchange traded investments while Level 2 investments represent matrix priced investments.

During the year ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2013 and 2012 was as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
	Year Ended		Year Ended
	7/31/13	7/31/12	7/31/13	7/31/12
Ordinary income	$109,210,840	$60,722,281	$74,590,626	$45,012,113
Long-term capital gains	2,499,162	10,349,555	21,547,706	12,777,339
Total	$111,710,002	$71,071,836	$96,138,332	$57,789,452

5. Components of Net Assets on a Tax Basis

As of July 31, 2013, the components of net assets on a tax basis were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Shares of beneficial interest	$1,454,065,603	$753,833,254
Undistributed ordinary income	2,334,734	—
Undistributed long-term capital gains	18,877,256	—
Distributions payable	(2,121,667)	(1,117,009)
Qualified late year losses deferrals	—	(1,104,046)
Unrealized appreciation	4,693,746	738,041
Net assets	$1,477,849,672	$752,350,240

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark to-market of foreign currency exchange contracts, distributions payable, tax treatment of CDS contracts, trust preferred securities, market discount and premium on debt instruments and contingent payment debt instruments.

Qualified late year losses represent losses realized on investment transactions from Nov. 1, 2012 through July 31, 2013 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on debt instruments, paydowns of asset- and mortgage-backed securities, contingent payment debt instruments, CDS contracts, and foreign capital gain taxes. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2013, the Funds recorded the following reclassifications:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Undistributed net investment income	$2,891,170	$(2,203,844)
Accumulated net realized gain	(2,891,170)	2,203,844

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
	Year Ended		Year Ended
	7/31/13	7/31/12	7/31/13	7/31/12
Shares sold:
Class A	59,133,455	56,363,807	25,731,964	25,764,602
Class B	17,504	46,199	918	10,670
Class C	17,901,653	20,538,654	3,343,849	5,482,051
Class R	4,267,906	3,044,861	3,407,446	1,720,698
Institutional Class	55,830,229	52,569,075	26,252,535	35,835,444

Shares issued upon reinvestment of dividends and distributions:
Class A	7,256,322	4,634,815	6,372,332	5,105,149
Class B	38,098	49,442	20,950	22,004
Class C	2,529,697	1,437,232	891,494	420,037
Class R	338,275	158,943	485,345	195,143
Institutional Class	5,123,642	3,521,504	5,898,695	2,531,131
	152,436,781	142,364,532	72,405,528	77,086,929

Shares redeemed:
Class A	(59,956,010)	(23,892,249)	(29,427,063)	(29,718,213)
Class B	(342,061)	(447,490)	(166,809)	(116,602)
Class C	(14,261,385)	(4,677,712)	(5,411,426)	(1,034,524)
Class R	(1,965,500)	(1,566,694)	(2,020,027)	(800,885)
Institutional Class	(54,878,973)	(52,240,323)	(31,904,929)	(9,565,269)
	(131,403,929)	(82,824,468)	(68,930,254)	(41,235,493)
Net increase	21,032,852	59,540,064	3,475,274	35,851,436

For the years ended July 31, 2013 and 2012, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Year Ended 7/31/13			Year Ended 7/31/12
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Corporate Bond Fund	63,904	63,987	$397,306	164,962	165,284	$987,471
Delaware Extended Duration Bond Fund	17,579	17,573	116,413	27,450	27,465	177,777

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, each Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Funds had no amounts outstanding as of July 31, 2013 or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund invests in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At July 31, 2013, Delaware Extended Duration Bond Fund posted to brokers $4,022,500 cash collateral for futures contracts, which is presented as cash collateral for derivatives on the statements of assets and liabilities.

Options Contracts — During the year ended July 31, 2013, each Fund entered into options contracts in the normal course of pursuing its investment objective. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Funds’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Funds buy an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Funds write an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the year ended July 31, 2013.

Swap Contracts — Each Fund enters into CDS contracts in the normal course of pursuing its investment objective. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Funds will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended July 31, 2013, the Funds entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For trades prior to June 10, 2013, the Funds had posted the following amounts as cash collateral for certain open derivatives, which is presented as cash collateral for derivatives on the statements of assets and liabilities.

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$60,000	$180,000

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

For trades prior to June 10, 2013, each Fund had received securities and cash collateral in return for certain open derivatives, which is presented as due to brokers on the statements of assets and liabilities as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cash	$4,060,000	$4,700,000
Securities	5,068,000	1,083,000

Initial margin and variation margin are posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

For trades entered on or after June 10, 2013, each Fund posted cash collateral for open swap contracts, which includes initial margin and variation margin, which is presented as cash collateral for derivatives on the statements of assets and liabilities as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$292,286	$150,705

As disclosed in the footnotes to the statements of net assets, at July 31, 2013, the notional value of the protection sold for each Fund are listed below, which reflects the maximum potential amount each Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$1,000,000	$1,000,000

At July 31, 2013, the net unrealized appreciation of the protection sold for each Fund was as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$7,307	$7,307

CDS contracts may involve greater risks than if the Funds had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of July 31, 2013 was as follows:

	Delaware Corporate Bond Fund
	Asset Derivatives		Liability Derivatives
	Statements of		Statements of
	Assets and		Assets and
	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain of foreign currency exchange contracts	$—	Unrealized loss of foreign currency exchange contracts	$(73,995)
Credit contracts (Swaps contracts)	Unrealized gain on credit default swap contracts	169,568	Unrealized loss on credit default swap contracts	(25,640)
Total		$169,568		$(99,635)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

	Delaware Extended Duration Bond Fund
	Asset Derivatives			Liability Derivatives
	Statements of			Statements of
	Assets and			Assets and
	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain of foreign currency exchange contracts	$—		Unrealized loss of foreign currency exchange contracts	$(37,725)
Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	340,688	*	Variation margin payable on futures contracts	(9,258,750)*
Credit contracts (Swaps contracts)	Unrealized gain on credit default swap contracts	99,664		Unrealized loss on credit default swap contracts	(16,579)
Total		$440,352			$(9,313,054)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through July 31, 2013. Only current day variation margin is reported on the Delaware Extended Duration Bond Fund’s statements of assets and liabilities.

The effect of derivative instruments on the statements of operations for the year ended July 31, 2013 was as follows:

	Delaware Corporate Bond Fund
		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
		Derivatives	(Depreciation)
	Location of Gain (Loss) on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward Currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(500,539)	$7,562
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,492,706)	744,025
Credit contracts (Swaps contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(5,877,915)	158,574
Total		$(7,871,160)	$910,161

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

	Delaware Extended Duration Bond Fund
		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
		Derivatives	(Depreciation)
	Location of Gain (Loss) on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward Currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(386,953)	$12,820
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(7,355,613)	(15,021,670)
Credit contracts (Swaps contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(3,458,454)	69,219
Total		$(11,201,020)	$(14,939,631)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Funds during the year ended July 31, 2013.

	Delaware Corporate Bond
	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	9,704,416	USD	3,034,559
Futures contracts (average notional value)		42,347,927		113,137,383
Options contracts (average notional value)		3,168,841		—
Swap contracts (average notional value)*	EUR	10,653,313		—
	USD	27,008,409		1,564,385

	Delaware Extended Duration Bond Fund
	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	5,434,019	USD	1,497,342
Futures contracts (average notional value)		196,027,925		28,831,249
Options contracts (average notional value)		2,011,799		—
Swap contracts (average notional value)*	EUR	6,890,417		—
	USD	17,495,520		1,066,567

*Long represents buying protection and short represents selling protection.

9. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (“the Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

9. Securities Lending (continued)

Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall.

At July 31, 2013, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. These investments are presented on the statements of net assets under the caption “Securities Lending Collateral.”

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Values of securities on loan	$364,863	$159,181
Values of invested collateral	377,699	171,899

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Funds’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

10. Credit and Market Risk (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of July 31, 2013, no securities have been determined to be illiquid under the Funds’ Liquidity Procedures. Rule 144A securities have been identified on the statements of net assets.

11. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Funds’ financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds and the
Shareholders of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund:

In our opinion, the accompanying statements of net assets, statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (two of the series constituting Delaware Group Income Funds, hereinafter referred to as the “Funds”) at July 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended July 31, 2009 were audited by other independent accountants whose report dated September 21, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 20, 2013

Other Fund information
(Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Tax Information
The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in Jan. of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2013, each Fund designates distributions paid during the year as follows:

	(A)	(B)		(C)
	Long-Term Capital	Ordinary Income	Total
	Gains Distributions	Distributions*	Distributions	Qualifying
	(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
Delaware Corporate Bond Fund	2.24%	97.76%	100.00%	1.18%
Delaware Extended Duration Bond Fund	22.41%	77.59%	100.00%	0.93%

(A)	and (B) are based on a percentage of each Fund’s total distributions.
(C)	is based on a percentage of each Fund’s ordinary income distributions.
1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended July 31, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003, as extended by the Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, and made permanent by the American Taxpayer Relief Act of 2012. The Funds intend to designate the following percentages to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV.

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
1.18%	0.55%

For the fiscal year ended July 31, 2013, certain dividends paid by the Delaware Corporate Bond Fund has been determined to be interest-related dividends and may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004 and as extended by the Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. For the fiscal year ended July 31, 2013, the Fund has designated maximum distributions as follows:

Delaware
Corporate
Bond Fund
Qualified Interest Income	$64,033,823
Qualified Short-Term Capital Gain	15,720,716

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)

President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)

Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)

Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Annual report Delaware High-Yield Opportunities Fund July 31, 2013 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawareinvestments.com.

Manage your investments online
  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware High-Yield Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation	10
Statement of net assets	11
Statement of operations	25
Statements of changes in net assets	26
Financial highlights	28
Notes to financial statements	38
Report of independent registered
public accounting firm	49
Other Fund information	50
Board of trustees/directors and
officers addendum	52
About the organization	60

Unless otherwise noted, views expressed herein are current as of July 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware High-Yield Opportunities Fund	August 6, 2013

Performance preview (for the year ended July 31, 2013)
Delaware High-Yield Opportunities Fund (Class A shares)	1-year return	+11.02%
BofA Merrill Lynch U.S. High Yield Constrained Index (benchmark)	1-year return	+9.52%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware High-Yield Opportunities Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Constructive conditions prevailed in the high yield market during the Fund’s fiscal year ended July 31, 2013, as a gradual easing of global risk aversion and extraordinarily accommodative monetary policy emboldened many investors to seek higher income than was available from the government or investment-grade debt markets. The result was benchmark returns in the high single digits with muted volatility (with the notable exception of about a six-week period in May and June, as the market discounted a “tapering” of U.S. Federal Reserve support).

With official interest rates still hovering at close to zero and yields on Treasury and mortgage securities artificially depressed by aggressive central bank purchases, high-yield bonds attracted strong demand, especially given the improved condition of many corporate balance sheets within the sector. In fact, the default rate in high-yield remained significantly below the historical average, not what might have been expected in a global economy still struggling to attain escape velocity four years into a new business cycle.

The strongest gains within the high yield debt market during the Fund’s fiscal year were posted by the lowest-rated groups. For example, CCC-rated bonds (the bottom rung on the high-yield credit ladder) outperformed B-rated bonds, which outperformed BB-rated

     High yield bonds benefited from several important factors:
  Strong demand for yield from individual and institutional investors

  Historically low default rates and improved corporate balance sheets

  Slow but steady growth in the U.S. economy

1

Portfolio management review
Delaware High-Yield Opportunities Fund

bonds (the top credit within the sub-investment grade category). Among sector groups, cyclicals such as basic industries, financials, telecommunications, and energy outperformed higher-quality and “defensive” areas such as utilities, services, and consumer non-cyclicals. Consequently, the outperformance among lower-rated debt also was accompanied by higher volatility.

Despite the sizeable outperformance of lower-rated debt, yield differentials (spreads) between the lower-rated bonds and their higher-rated counterparts did not tighten to the point at which little value could be found in the high yield market. We believe this was in part because spreads had widened so dramatically in the aftermath of the global financial crisis, and the tepid pace of economic activity worldwide also has made the trend toward “normalization” of spreads a more extended process than is typical for this relatively mature stage of a business cycle. When the Fund’s fiscal year began, for instance, the spread between the lowest and highest credit rungs in the sub-investment-grade universe was about 630 basis points (or 6.30 percentage points). As of the end of the fiscal year, that number had tightened to around 475 basis points, still well above the roughly 200 basis points (or less) that marked the tightest spreads prior to the last two recessions.

Fund performance

For the fiscal year ended July 31, 2013, Delaware High-Yield Opportunities Fund returned +11.02% at net asset value and +6.11% at maximum offer price (both figures reflect Class A shares with all distributions reinvested). During the same period, the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Constrained Index, returned +9.52%. For complete, annualized performance of Delaware High-Yield Opportunities Fund, please see the table on page 4.

We attribute the Fund’s strong performance to its overweight position in the bottom- and middle-rated tiers (CCC and B) of the high yield asset class. Additionally, given that our outlook for the U.S. economy was little changed over the Fund’s fiscal year, we made relatively few modifications to the portfolio from a structural perspective. As always, we built the portfolio from the “bottom-up,” adding or subtracting positions based on our view of the business fundamentals and credit worthiness at the issuer level. In that regard, we are pleased to report that the Fund did not experience a default among its holdings during the period.

At the margins, the Fund continued to add cyclical exposure, mostly through new issuance, which reached a record level over the first half of 2013. Though a spike in supply is often perceived as a bearish indicator, almost two-thirds of that amount was used to refinance existing debt. There has been little reliance on leverage that usually accompanies the later stages of a credit cycle.

Among individual holdings, the Fund’s top-performing issue was the dollar-denominated bonds of Lloyd’s Bank, which is 40% owned by the British government. The Fund’s position in the Dutch bank ING also contributed to relative performance. As with Lloyd’s Bank, ING rebuilt its balance sheet, discarded businesses that were experiencing credit problems, and seemed well-positioned to potentially benefit if a strong cyclical recovery in the financial sector occurred.

2

Ineos Group, a large U.K.-based chemical company with a global sales reach, also was a strong contributor to relative performance. Management tapped the new-issue market to refinance high-cost debt and bolster its balance sheet, even as the company’s underlying business recovered. American International Group (AIG) was another of the Fund’s financial-sector outperformers. The company continued to benefit from a cyclical recovery, while shedding underperforming business units and repairing its balance sheet.

Among detractors, chip-manufacturer Advanced Micro Devices underperformed due to global weakness in demand for personal computers. The Fund’s position in the telecommunications equipment company Avaya also lagged, reflecting general hesitancy of businesses to invest in capital equipment in the absence of a strong economic recovery. On a more basic level, reduced headcounts in offices worldwide lowered the need for the communications devices that Avaya manufactures and sells. Cost and credit issues caused Essar Steel Algoma bonds to lag the benchmark, despite the company’s operations in an industry that benefited from cyclical strength. Wynn Casinos was a more modest underperformer. Though the company is considered a high-quality name within the sub-investment grade debt market, the bond’s low coupon (4.25%) was an unattractive characteristic in a market that embraced risk and reached for yield.

As the Fund’s fiscal year ended, we continued to maintain overweight positions in the middle- and lower-rating tiers, many of which fall into cyclical and economically sensitive categories. For example, the Fund has 21% of assets invested in CCC-rated debt (versus 16% for the BofA Merrill Lynch U.S. High Yield Constrained Index, the Fund’s benchmark) and 51% of assets in B-rated debt (versus 41% for the benchmark). Note that the Fund did not invest in derivatives during the fiscal year.

These lower-rated positions are designed to help the Fund capitalize if further price appreciation occurs, and to provide a yield premium in a modest — but still positive — U.S. economic growth environment. We also remain overweight in basic industry, energy, certain financial sectors, and technology. Conversely, we are underweight in the highest sub-investment grade rating category (BB) by about 20 percentage points, 21% versus 42% within the benchmark.

3

Performance summary
Delaware High-Yield Opportunities Fund	July 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through July 31, 2013
	1 year	5 years	10 years
Class A (Est. Dec. 30, 1996)
Excluding sales charge	+11.02%	+10.55%	+9.00%
Including sales charge	+6.11%	+9.56%	+8.49%
Class B (Est. Feb. 17, 1998)
Excluding sales charge	+10.25%	+9.79%	+8.37%
Including sales charge	+6.25%	+9.58%	+8.37%
Class C (Est. Feb. 17, 1998)
Excluding sales charge	+10.23%	+9.83%	+8.27%
Including sales charge	+9.23%	+9.83%	+8.27%
Class R (Est. June 2, 2003)
Excluding sales charge	+11.05%	+10.37%	+8.80%
Including sales charge	+11.05%	+10.37%	+8.80%
Institutional Class (Est. Dec. 30, 1996)
Excluding sales charge	+11.34%	+10.88%	+9.33%
Including sales charge	+11.34%	+10.88%	+9.33%
BofA Merrill Lynch U.S. High
Yield Constrained Index	+9.52%	+11.47%	+9.09%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.30% of average daily net assets. Furthermore, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.30% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same

4

rate, the blended rate, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 28, 2012, through Nov. 28, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

5

Performance summary
Delaware High-Yield Opportunities Fund

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding certain fees and expenses) from exceeding 0.81% of the Fund’s average daily net assets from Nov. 28, 2012, through Nov. 28, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.18%	1.88%	1.88%	1.48%	0.88%
(without fee waivers)
Net expenses	1.11%	1.81%	1.81%	1.31%	0.81%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

6

Performance of a $10,000 investment1
Average annual total returns from July 31, 2003, through July 31, 2013

For period beginning July 31, 2003, through July 31, 2013	Starting value	Ending value
BofA Merrill Lynch U.S. High Yield Constrained Index	$10,000	$23,876
Delaware High-Yield Opportunities Fund — Class A shares	$9,550	$22,574

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on July 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the BofA Merrill Lynch U.S. High Yield Constrained Index as of July 31, 2003. The BofA Merrill Lynch U.S. High Yield Constrained Index tracks the performance of U.S. dollar–denominated high yield corporate debt publicly issued in the U.S. domestic market, but caps individual issuer exposure at 2% of the benchmark.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DHOAX	245908876
Class B	DHOBX	245908868
Class C	DHOCX	245908850
Class R	DHIRX	245908736
Institutional Class	DHOIX	245908843

7

Disclosure of Fund expenses
For the six-month period from February 1, 2013 to July 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Feb. 1, 2013 to July 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware High-Yield Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/13	7/31/13	Expense Ratio	2/1/13 to 7/31/13*
Actual Fund return†
Class A	$1,000.00	$1,025.60	1.11%	$5.57
Class B	1,000.00	1,022.00	1.81%	9.07
Class C	1,000.00	1,022.00	1.81%	9.07
Class R	1,000.00	1,024.60	1.31%	6.58
Institutional Class	1,000.00	1,027.10	0.81%	4.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.29	1.11%	$5.56
Class B	1,000.00	1,015.82	1.81%	9.05
Class C	1,000.00	1,015.82	1.81%	9.05
Class R	1,000.00	1,018.30	1.31%	6.56
Institutional Class	1,000.00	1,020.78	0.81%	4.06

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

9

Security type/sector allocation
Delaware High-Yield Opportunities Fund	As of July 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Convertible Bonds	0.59%
Corporate Bonds	89.98%
Automotive	3.57%
Banking	2.42%
Basic Industry	11.30%
Capital Goods	5.42%
Consumer Cyclical	7.01%
Consumer Non-Cyclical	3.40%
Energy	13.35%
Financials	1.84%
Healthcare	6.09%
Insurance	4.12%
Media	8.17%
Real Estate	0.17%
Service	9.74%
Technology & Electronics	4.09%
Telecommunications	7.43%
Utilities	1.86%
Senior Secured Loans	2.27%
Common Stock	2.18%
Convertible Preferred Stock	0.92%
Preferred Stock	1.72%
Short-Term Investments	1.61%
Securities Lending Collateral	0.15%
Total Value of Securities	99.42%
Obligation to Return Securities Lending Collateral	(0.15%)
Receivables and Other Assets Net of Other Liabilities	0.73%
Total Net Assets	100.00%
10

Statement of net assets
Delaware High-Yield Opportunities Fund	July 31, 2013

		Principal
		amount (U.S. $)	Value (U.S. $)
Convertible Bonds – 0.59%
#	Clearwire Communications 144A 8.25% 12/1/40	$2,539,000	$2,824,638
	Equinix 4.75% 6/15/16	414,000	914,940
Total Convertible Bonds (cost $3,783,505)			3,739,578

Corporate Bonds – 89.98%
Automotive – 3.57%
	American Axle & Manufacturing 7.75% 11/15/19	1,670,000	1,899,625
	ArvinMeritor 10.625% 3/15/18	635,000	695,325
#	Chassix 144A 9.25% 8/1/18	1,655,000	1,733,613
	Chrysler Group 8.25% 6/15/21	5,309,000	5,932,807
	Dana Holding 5.375% 9/15/21	1,400,000	1,410,500
#	International Automotive Components Group 144A
	9.125% 6/1/18	3,603,000	3,657,045
#	Jaguar Land Rover 144A
	5.625% 2/1/23	1,030,000	1,014,550
	8.125% 5/15/21	1,390,000	1,546,375
#	LKQ 144A 4.75% 5/15/23	3,315,000	3,186,544
	Meritor 6.75% 6/15/21	1,555,000	1,555,000
			22,631,384
Banking – 2.42%
•	Bank of America 5.20% 12/29/49	2,400,000	2,172,000
*	Barclays Bank 7.625% 11/21/22	3,065,000	3,057,338
•	Fifth Third Bancorp 5.10% 12/31/49	1,500,000	1,421,250
#•	HBOS Capital Funding 144A 6.071% 6/29/49	7,045,000	6,798,424
•	JPMorgan Chase & Co 6.00% 12/29/49	1,930,000	1,903,463
			15,352,475
Basic Industry – 11.30%
*	AK Steel 7.625% 5/15/20	1,577,000	1,348,335
#	APERAM 144A 7.75% 4/1/18	2,095,000	1,990,250
	ArcelorMittal 6.125% 6/1/18	6,020,000	6,343,575
#	Builders FirstSource 144A 7.625% 6/1/21	3,151,000	3,190,388
#	Cemex Espana Luxembourg 144A 9.25% 5/12/20	2,702,000	2,965,445
#	Essar Steel Algoma 144A 9.375% 3/15/15	1,773,000	1,713,161
#*	FMG Resources August 2006 144A
	6.875% 2/1/18	1,308,000	1,339,065
	6.875% 4/1/22	4,724,000	4,694,475

11

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	HD Supply 11.50% 7/15/20	$2,175,000	$2,585,531
	Headwaters 7.625% 4/1/19	2,444,000	2,648,685
#	Inmet Mining 144A 8.75% 6/1/20	2,779,000	2,931,845
#	JMC Steel Group 144A 8.25% 3/15/18	3,275,000	3,275,000
#	Kinove German Bondco 144A 9.625% 6/15/18	2,465,000	2,748,475
#	LSB Industries 144A 7.75% 8/1/19	1,490,000	1,490,000
#	Masonite International 144A 8.25% 4/15/21	3,451,000	3,778,845
#	New Gold 144A 6.25% 11/15/22	3,100,000	2,960,500
	Norcraft Finance 10.50% 12/15/15	1,600,000	1,666,000
	Nortek 8.50% 4/15/21	2,420,000	2,631,750
*	Peabody Energy 6.25% 11/15/21	1,715,000	1,689,275
#	Perstorp Holding AB 144A 8.75% 5/15/17	3,030,000	3,136,050
	Rockwood Specialties Group 4.625% 10/15/20	1,526,000	1,556,520
#	Ryerson 144A
	9.00% 10/15/17	1,947,000	2,032,181
	11.25% 10/15/18	804,000	824,100
#	Sappi Papier Holding 144A
	6.625% 4/15/21	200,000	194,500
	8.375% 6/15/19	2,825,000	2,998,031
#	Taminco Global Chemical 144A 9.75% 3/31/20	2,984,000	3,379,380
#	TPC Group 144A 8.75% 12/15/20	3,355,000	3,539,525
#*	US Coatings Acquisition 144A 7.375% 5/1/21	1,900,000	1,976,000
			71,626,887
Capital Goods – 5.42%
#	Ardagh Packaging Finance 144A 7.00% 11/15/20	3,310,000	3,268,625
	Berry Plastics 9.75% 1/15/21	1,554,000	1,825,950
#	Boe Intermediate Holding PIK 144A 9.00% 11/1/17	1,175,000	1,204,375
#	BOE Merger PIK 144A 9.50% 11/1/17	3,039,000	3,221,340
#	Consolidated Container 144A 10.125% 7/15/20	2,684,000	2,818,200
#	Crown Americas 144A 4.50% 1/15/23	295,000	276,563
	Kratos Defense & Security Solutions 10.00% 6/1/17	2,063,000	2,238,355
#	Milacron 144A 7.75% 2/15/21	3,010,000	3,085,250
	Mueller Water Products 7.375% 6/1/17	1,044,000	1,076,625
	Reynolds Group Issuer
	5.75% 10/15/20	1,275,000	1,300,500
	8.25% 2/15/21	1,445,000	1,475,706
	9.875% 8/15/19	5,210,000	5,652,849

12

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
#	Sealed Air 144A 8.375% 9/15/21	$1,979,000	$2,256,060
#	Silver II Borrower 144A 7.75% 12/15/20	1,625,000	1,710,313
#	TransDigm 144A 7.50% 7/15/21	2,750,000	2,921,875
			34,332,586
Consumer Cyclical – 7.01%
#	BON-TON Department Stores 144A 8.00% 6/15/21	3,205,000	3,309,163
	Burlington Coat Factory Warehouse
	10.00% 2/15/19	2,950,000	3,311,375
#	Burlington Holdings PIK 144A 9.00% 2/15/18	1,570,000	1,628,875
#	CDR DB Sub 144A 7.75% 10/15/20	3,815,000	3,896,069
	Dave & Buster’s 11.00% 6/1/18	2,621,000	2,922,415
#^	Dave & Buster’s Entertainment 144A
	10.00% 2/15/16	3,652,000	2,866,820
	Express 8.75% 3/1/18	1,260,000	1,357,650
#	Landry’s 144A 9.375% 5/1/20	3,696,000	4,019,399
#*	Michaels FinCo Holdings PIK 144A 7.50% 8/1/18	2,210,000	2,243,150
	Michaels Stores 11.375% 11/1/16	522,000	545,495
	Pantry 8.375% 8/1/20	2,886,000	3,131,310
#*	Party City Holdings 144A 8.875% 8/1/20	3,248,000	3,572,800
#	Quiksilver 144A 7.875% 8/1/18	3,360,000	3,528,000
#*	Rite Aid 144A 6.75% 6/15/21	2,675,000	2,695,063
#	Tempur-Pedic International 144A 6.875% 12/15/20	2,305,000	2,454,825
#	Wok Acquisition 144A 10.25% 6/30/20	2,617,000	2,944,125
			44,426,534
Consumer Non-Cyclical – 3.40%
	Alphabet Holding PIK 7.75% 11/1/17	1,160,000	1,203,500
	B&G Foods 4.625% 6/1/21	2,135,000	2,068,281
#	Callebaut (Barry) Services 144A 5.50% 6/15/23	2,120,000	2,194,200
	Constellation Brands
	3.75% 5/1/21	530,000	496,875
	4.25% 5/1/23	2,115,000	1,998,675
	Del Monte 7.625% 2/15/19	2,340,000	2,457,000
#	ESAL 144A 6.25% 2/5/23	910,000	839,475
#	Heinz (H.J.) Finance 144A 7.125% 8/1/39	1,410,000	1,476,975
#	JBS USA 144A 8.25% 2/1/20	2,363,000	2,516,595

13

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Smithfield Foods 6.625% 8/15/22	$1,020,000	$1,081,200
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20	600,000	639,000
	6.625% 11/15/22	2,265,000	2,429,213
#	Sun Merger Sub 144A 5.25% 8/1/18	900,000	904,500
	Visant 10.00% 10/1/17	1,303,000	1,237,850
			21,543,339
Energy – 13.35%
	AmeriGas Finance 7.00% 5/20/22	2,806,000	3,002,420
	Antero Resources Finance 6.00% 12/1/20	3,430,000	3,464,299
	Approach Resources 7.00% 6/15/21	1,315,000	1,334,725
	Calumet Specialty Products Partners 9.375% 5/1/19	5,206,000	5,713,584
	Chaparral Energy
	7.625% 11/15/22	1,465,000	1,505,288
	8.25% 9/1/21	1,641,000	1,743,563
	CHC Helicopter 9.375% 6/1/21	1,475,000	1,471,313
	Chesapeake Energy
	5.375% 6/15/21	655,000	655,000
	5.75% 3/15/23	975,000	984,750
	*6.125% 2/15/21	531,000	565,515
	6.625% 8/15/20	2,162,000	2,356,580
	Comstock Resources 7.75% 4/1/19	3,039,000	3,145,365
	Crosstex Energy
	7.125% 6/1/22	1,603,000	1,663,113
	8.875% 2/15/18	1,289,000	1,379,230
#	Drill Rigs Holdings 144A 6.50% 10/1/17	3,006,000	3,073,635
#	Exterran Partners 144A 6.00% 4/1/21	3,280,000	3,345,599
	Genesis Energy 5.75% 2/15/21	3,665,000	3,637,512
	Halcon Resources 8.875% 5/15/21	3,485,000	3,537,274
#	Hercules Offshore 144A
	8.75% 7/15/21	915,000	961,894
	10.50% 10/15/17	4,101,000	4,377,817
	Kodiak Oil & Gas
	#*144A 5.50% 1/15/21	1,095,000	1,104,581
	8.125% 12/1/19	2,603,000	2,869,808
	Laredo Petroleum
	7.375% 5/1/22	698,000	739,880
	9.50% 2/15/19	1,941,000	2,164,215

14

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Linn Energy
	6.50% 5/15/19	$781,000	$763,428
	8.625% 4/15/20	1,563,000	1,633,335
#	Midstates Petroleum Company 144A 9.25% 6/1/21	3,180,000	3,128,325
	Northern Oil & Gas 8.00% 6/1/20	3,010,000	3,107,825
#	Offshore Group Investment 144A 7.125% 4/1/23	1,445,000	1,455,838
#	PDC Energy 144A 7.75% 10/15/22	3,117,000	3,319,605
	Pioneer Drilling 9.875% 3/15/18	2,931,000	3,187,463
	Range Resources 5.00% 8/15/22	2,565,000	2,603,475
	Rosetta Resources 5.625% 5/1/21	2,025,000	2,027,531
#	Samson Investment 144A 10.00% 2/15/20	2,448,000	2,607,120
	SandRidge Energy
	7.50% 3/15/21	1,003,000	997,985
	8.125% 10/15/22	3,127,000	3,189,540
	*8.75% 1/15/20	387,000	408,285
#	Targa Resources Partners 144A 4.25% 11/15/23	1,530,000	1,411,425
			84,638,140
Financials – 1.84%
	E Trade Financial 6.375% 11/15/19	3,170,000	3,383,975
#•	ILFC E-Capital Trust II 144A 6.25% 12/21/65	3,371,000	3,126,603
	International Lease Finance 4.625% 4/15/21	1,450,000	1,392,906
#	Nuveen Investments 144A 9.50% 10/15/20	3,696,000	3,760,680
			11,664,164
Healthcare – 6.09%
	Air Medical Group Holdings 9.25% 11/1/18	1,983,000	2,171,385
#	Alere 144A
	6.50% 6/15/20	1,830,000	1,878,038
	7.25% 7/1/18	625,000	681,250
	Biomet 6.50% 10/1/20	2,550,000	2,629,688
#	CDRT Holding PIK 144A 9.25% 10/1/17	1,468,000	1,506,535
	Community Health Systems
	7.125% 7/15/20	1,605,000	1,645,125
	8.00% 11/15/19	1,234,000	1,309,583
	HCA Holdings 6.25% 2/15/21	2,156,000	2,242,240
	Immucor 11.125% 8/15/19	2,245,000	2,480,725
	Kinetic Concepts 10.50% 11/1/18	2,141,000	2,365,805
#	MPH Intermediate Holding Company 2 144A PIK
	8.375% 8/1/18	1,510,000	1,547,750

15

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
#	Multiplan 144A 9.875% 9/1/18	$3,468,000	$3,858,149
	Radnet Management 10.375% 4/1/18	1,697,000	1,813,669
#	Renaissance Acquisition 144A 6.875% 8/15/21	370,000	369,075
#	Service Corp International 144A 5.375% 1/15/22	1,740,000	1,755,225
#	Sky Growth Acquisition 144A 7.375% 10/15/20	4,531,000	4,734,894
#	STHI Holding 144A 8.00% 3/15/18	1,744,000	1,892,240
#	Truven Health Analytics 144A 10.625% 6/1/20	1,133,000	1,246,300
#	VPI Escrow 144A 6.375% 10/15/20	1,791,000	1,858,163
#	VPII Escrow 144A 6.75% 8/15/18	560,000	593,600
			38,579,439
Insurance – 4.12%
•	American International Group 8.175% 5/15/58	3,645,000	4,474,238
#	Hub International 144A 8.125% 10/15/18	3,402,000	3,631,635
•	ING Groep 5.775% 12/29/49	6,567,000	6,566,999
#•	Liberty Mutual Group 144A 7.00% 3/15/37	3,139,000	3,256,713
#	Onex USI Acquisition 144A 7.75% 1/15/21	3,200,000	3,232,000
•	XL Group 6.50% 12/29/49	5,007,000	4,944,413
			26,105,998
Media – 8.17%
	AMC Networks 4.75% 12/15/22	1,695,000	1,652,625
	CCO Holdings 5.25% 9/30/22	2,861,000	2,682,188
#	Cequel Communications Escrow 1 144A
	6.375% 9/15/20	2,445,000	2,536,688
	Clear Channel Communications 9.00% 3/1/21	5,535,000	5,479,650
	Clear Channel Worldwide Holdings 7.625% 3/15/20	3,696,000	3,915,130
	CSC Holdings 6.75% 11/15/21	2,155,000	2,370,500
	DISH DBS 5.00% 3/15/23	4,580,000	4,316,650
#	Griffey Intermediate 144A 7.00% 10/15/20	3,155,000	3,091,900
#	Lynx II 144A 6.375% 4/15/23	2,345,000	2,418,281
#	MDC Partners 144A 6.75% 4/1/20	2,040,000	2,101,200
#	Midcontinent Communications & Midcontinent Finance
	144A 6.25% 8/1/21	900,000	909,000
#	Nara Cable Funding 144A 8.875% 12/1/18	3,300,000	3,466,575
#	Nexstar Broadcasting 144A 6.875% 11/15/20	3,150,000	3,276,000
#	ONO Finance II 144A 10.875% 7/15/19	1,597,000	1,668,865
	Satelites Mexicanos 9.50% 5/15/17	1,384,000	1,536,240

16

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
#	Sirius XM Radio 144A 4.625% 5/15/23	$1,220,000	$1,125,450
#	Univision Communications 144A 8.50% 5/15/21	6,061,000	6,697,404
#	UPCB Finance VI 144A 6.875% 1/15/22	2,409,000	2,565,585
			51,809,931
Real Estate – 0.17%
#	Brookfield Residential Properties 144A 6.125% 7/1/22	1,035,000	1,063,463
			1,063,463
Service – 9.74%
#	Algeco Scotsman Global Finance 144A
	*8.50% 10/15/18	1,450,000	1,500,750
	10.75% 10/15/19	4,967,000	4,644,144
#	Aramark 144A 5.75% 3/15/20	1,665,000	1,739,925
#	Avis Budget Car Rental 144A 5.50% 4/1/23	2,825,000	2,796,750
#	Beazer Homes USA 144A 7.25% 2/1/23	865,000	895,275
	Caesars Entertainment Operating 8.50% 2/15/20	2,748,000	2,567,663
#	Carlson Wagonlit 144A 6.875% 6/15/19	2,755,000	2,868,644
#	DigitalGlobe 144A 5.25% 2/1/21	2,870,000	2,726,500
#	Geo Group 144A 5.125% 4/1/23	2,665,000	2,585,050
	H&E Equipment Services 7.00% 9/1/22	2,906,000	3,123,950
	M/I Homes 8.625% 11/15/18	3,454,000	3,782,129
#	Mattamy Group 144A 6.50% 11/15/20	3,175,000	3,159,125
	Meritage Homes 7.00% 4/1/22	490,000	536,550
	MGM Resorts International
	6.75% 10/1/20	2,790,000	2,974,838
	*7.75% 3/15/22	1,360,000	1,513,000
	11.375% 3/1/18	1,385,000	1,758,950
	PHH
	7.375% 9/1/19	1,537,000	1,692,621
	9.25% 3/1/16	1,448,000	1,643,480
	Pinnacle Entertainment
	7.75% 4/1/22	1,075,000	1,131,438
	*8.75% 5/15/20	224,000	243,600
#	PNK Finance 144A 6.375% 8/1/21	1,330,000	1,339,975
	Seven Seas Cruises 9.125% 5/15/19	2,992,000	3,238,840
	Swift Services Holdings 10.00% 11/15/18	2,983,000	3,348,417
	Toll Brothers Finance 4.375% 4/15/23	3,500,000	3,342,500

17

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Service (continued)
	United Rentals North America
	6.125% 6/15/23	$585,000	$610,594
	7.625% 4/15/22	791,000	885,920
#	Watco 144A 6.375% 4/1/23	1,505,000	1,508,763
#	Woodside Homes 144A 6.75% 12/15/21	1,430,000	1,451,450
#	Wynn Las Vegas 144A 4.25% 5/30/23	2,280,000	2,117,550
			61,728,391
Technology & Electronics – 4.09%
#	Avaya 144A 10.50% 3/1/21	451,000	348,398
	CDW 8.50% 4/1/19	1,681,000	1,853,303
	First Data
	*11.25% 3/31/16	2,607,000	2,607,000
	#144A 11.25% 1/15/21	3,755,000	3,905,200
	#144A 11.75% 8/15/21	1,460,000	1,401,600
	Infor US 9.375% 4/1/19	4,042,000	4,537,144
	j2 Global 8.00% 8/1/20	4,173,000	4,506,840
#	Seagate HDD Cayman 144A 4.75% 6/1/23	3,415,000	3,278,400
#	Viasystems 144A 7.875% 5/1/19	3,234,000	3,476,550
			25,914,435
Telecommunications – 7.43%
#	Clearwire Communications 144A 12.00% 12/1/15	1,730,000	1,838,125
#	Columbus International 144A 11.50% 11/20/14	2,304,000	2,499,840
#	Digicel Group 144A 8.25% 9/30/20	4,495,000	4,854,599
	Equinix
	4.875% 4/1/20	1,067,000	1,061,665
	5.375% 4/1/23	2,043,000	2,037,893
	Hughes Satellite Systems 7.625% 6/15/21	2,524,000	2,744,850
#	Intelsat Luxembourg 144A
	7.75% 6/1/21	3,610,000	3,813,063
	8.125% 6/1/23	4,380,000	4,724,925
	Level 3 Communications
	8.875% 6/1/19	438,000	474,135
	11.875% 2/1/19	1,576,000	1,824,220
	Level 3 Financing 7.00% 6/1/20	2,040,000	2,126,700
#	MetroPCS Wireless 144A 6.25% 4/1/21	1,440,000	1,474,200
	Sprint Capital
	6.90% 5/1/19	3,190,000	3,389,375
	8.75% 3/15/32	1,611,000	1,707,660

18

	Principal
	amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Sprint Nextel 8.375% 8/15/17	$1,838,000	$2,086,130
# Wind Acquisition Finance 144A
7.25% 2/15/18	2,740,000	2,827,300
11.75% 7/15/17	1,575,000	1,669,500
Windstream 7.50% 6/1/22	1,653,000	1,710,855
Zayo Group 10.125% 7/1/20	3,666,000	4,206,735
		47,071,770
Utilities – 1.86%
AES
4.875% 5/15/23	505,000	481,013
7.375% 7/1/21	2,923,000	3,317,605
Elwood Energy 8.159% 7/5/26	1,471,401	1,563,364
* GenOn Americas Generation 8.50% 10/1/21	2,705,000	2,961,975
GenOn Energy 9.875% 10/15/20	3,045,000	3,440,849
		11,764,806
Total Corporate Bonds (cost $548,811,143)		570,253,742

«Senior Secured Loans – 2.27%
Clear Channel Communications Tranche B 3.65% 1/29/16	600,000	563,833
Equipower Resources Holdings 10.00% 6/21/19	1,155,000	1,162,941
Hostess Brands 6.75% 3/20/20	2,395,000	2,466,850
Panda Temple Power II 7.25% 3/28/19	2,610,000	2,662,199
Rite Aid 5.75% 8/21/20	1,586,000	1,634,968
Smart & Final 10.50% 11/15/20	2,390,769	2,447,550
State Class Tankers II 1st Lien 6.75% 6/22/20	2,065,000	2,085,650
Toys R Us Property Tranche B 6.00% 7/31/19	1,400,000	1,386,000
Total Senior Secured Loans (cost $14,225,524)		14,409,991

	Number of shares
Common Stock – 2.18%
AES	75,598	940,439
†= Calpine	2,490,000	0
†= Century Communications	4,250,000	0
CenturyLink	45,028	1,614,254
Delta Air Lines	266	5,647
† DIRECTV Class A	19,150	1,211,621

19

Statement of net assets
Delaware High-Yield Opportunities Fund

		Number of shares	Value (U.S. $)
Common Stock (continued)
†	Kodiak Oil & Gas	167,283	$1,624,318
	L Brands	33,502	1,868,406
	NRG Energy	63,006	1,689,821
†	Quiksilver	246,207	1,556,028
	Range Resources	19,505	1,542,846
†	United Rentals	30,298	1,736,681
Total Common Stock (cost $12,966,347)			13,790,061

Convertible Preferred Stock – 0.92%
#	Chesapeake Energy 144A 5.75% exercise price $27.83,
	expiration date 12/31/49	1,630	1,748,175
†	Halcon Resources 5.75% exercise price $6.16,
	expiration date 12/31/49	1,245	1,277,681
†	Intelsat ZAR 5.75% exercise price $22.05,
	expiration date 5/1/16	16,100	950,383
	Sandridge Energy 7.00% exercise price $7.76,
	expiration date 12/31/49	19,400	1,832,088
Total Convertible Preferred Stock
	(cost $5,576,262)		5,808,327

Preferred Stock – 1.72%
#	Ally Financial 144A 7.00%	5,900	5,844,688
•	GMAC Capital Trust I 8.125%	73,000	1,938,150
	Regions Financial 6.375%	126,000	3,103,380
Total Preferred Stock (cost $9,009,734)			10,886,218

		Principal
		amount (U.S. $)
Short-Term Investments – 1.61%
Repurchase Agreements – 1.61%
	Bank of America 0.03%, dated 7/31/13, to be
	repurchased on 8/1/13, repurchase price $4,201,550
	(collateralized by U.S. government obligations
	0.75%-2.375% 2/28/15-10/31/17, market
	value $4,285,577)	$4,201,546	4,201,546

20

	Principal
	amount (U.S. $)	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.05%, dated 7/31/13, to be repurchased
on 8/1/13, repurchase price $6,037,462
(collateralized by U.S. government obligations
0.25%-4.25% 6/30/14-5/15/23,
market value $6,167,168)	$6,037,454	$6,037,454
Total Short-Term Investments (cost $10,239,000)		10,239,000

Total Value of Securities Before Securities Lending
Collateral – 99.27% (cost $604,611,515)		629,126,917

	Number of shares
**Securities Lending Collateral – 0.15%
Investment Company
Delaware Investments Collateral Fund No. 1	977,199	977,199
Total Securities Lending Collateral
(cost $977,199)		977,199

©Total Value of Securities – 99.42%
(cost $605,588,714)		630,104,116
**Obligation to Return Securities
Lending Collateral – (0.15%)		(977,199)
zReceivables and Other Assets
Net of Other Liabilities – 0.73%		4,636,665
Net Assets Applicable to 148,298,340
Shares Outstanding – 100.00%		$633,763,582

Net Asset Value – Delaware High-Yield Opportunities Fund
Class A ($328,533,902 / 76,895,473 Shares)		$4.27
Net Asset Value – Delaware High-Yield Opportunities Fund
Class B ($2,867,586 / 671,567 Shares)		$4.27
Net Asset Value – Delaware High-Yield Opportunities Fund
Class C ($85,574,039 / 20,003,290 Shares)		$4.28
Net Asset Value – Delaware High-Yield Opportunities Fund
Class R ($16,505,976 / 3,851,343 Shares)		$4.29
Net Asset Value – Delaware High-Yield Opportunities Fund
Institutional Class ($200,282,079 / 46,876,667 Shares)		$4.27

21

Statement of net assets
Delaware High-Yield Opportunities Fund

Components of Net Assets at July 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$645,414,522
Undistributed net investment income	717,510
Accumulated net realized loss on investments	(36,883,852)
Net unrealized appreciation of investments	24,515,402
Total net assets	$633,763,582

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2013, the aggregate value of Rule 144A securities was $304,512,817, which represented 48.05% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of July 31, 2013. Interest rates reset periodically.
*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2013, the aggregate value of fair valued securities was $0.00, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2013.
†	Non income producing security.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $935,849 of securities loaned.
z	Of this amount, $12,029,357 represents payable for securities purchased, $1,778,139 represents payable for fund shares redeemed and $1,796 Trustees’ fees payable as of July 31, 2013.

PIK — Pay-in-kind bond. 100% of the income received was in the form of cash.

22

Net Asset Value and Offering Price Per Share –
Delaware High-Yield Opportunities Fund
Net asset value Class A (A)	$4.27
Sales charge (4.50% of offering price) (B)	0.20
Offering price	$4.47

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

23

Statement of operations
Delaware High-Yield Opportunities Fund	Year Ended July 31, 2013

Investment Income:
Interest	$46,918,328
Dividends	892,607
Security lending income	19,072	$47,830,007

Expenses:
Management fees	4,105,861
Distribution expenses – Class A	991,982
Distribution expenses – Class B	39,457
Distribution expenses – Class C	808,620
Distribution expenses – Class R	97,410
Dividend disbursing and transfer agent fees and expenses	820,589
Accounting and administration expenses	249,309
Registration fees	114,374
Reports and statements to shareholders	76,870
Legal fees	47,585
Audit and tax	40,397
Trustees’ fees	29,308
Custodian fees	13,843
Dues and services	12,221
Insurance	11,522
Pricing fees	7,653
Consulting fees	6,428
Trustees’ expenses	2,236	7,475,665
Less fees waived		(330,156)
Less waived distribution expenses – Class R		(16,235)
Less expense paid indirectly		(918)
Total operating expenses		7,128,356
Net Investment Income		40,701,651

Net Realized and Unrealized Gain:
Net realized gain on investments		16,031,890
Net change in unrealized appreciation (depreciation)
of investments		9,450,884
Net Realized and Unrealized Gain		25,482,774

Net Increase in Net Assets Resulting from Operations		$66,184,425

See accompanying notes, which are an integral part of the financial statements.

25

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Year Ended
	7/31/13	7/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$40,701,651	$40,857,687
Net realized gain (loss)	16,031,890	(8,301,222)
Net change in unrealized appreciation (depreciation)	9,450,884	3,127,387
Net increase in net assets resulting from operations	66,184,425	35,683,852

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(22,225,652)	(23,235,747)
Class B	(236,396)	(409,230)
Class C	(4,808,103)	(3,860,806)
Class R	(1,048,483)	(1,356,859)
Institutional Class	(14,414,914)	(11,981,767)
	(42,733,548)	(40,844,409)

Capital Share Transactions:
Proceeds from shares sold:
Class A	100,442,940	191,895,444
Class B	53,889	77,985
Class C	33,347,243	30,487,339
Class R	9,929,150	8,691,456
Institutional Class	134,663,231	144,535,717

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	18,537,337	17,602,223
Class B	201,053	298,037
Class C	3,715,104	2,609,161
Class R	1,034,141	1,356,859
Institutional Class	12,921,740	9,390,876
	314,845,828	406,945,097

26

	Year Ended
	7/31/13	7/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(114,548,745)	$(199,347,677)
Class B	(2,502,603)	(2,730,313)
Class C	(20,002,599)	(19,898,088)
Class R	(9,639,055)	(14,043,834)
Institutional Class	(140,874,021)	(91,614,283)
	(287,567,023)	(327,634,195)
Increase in net assets derived from
capital share transactions	27,278,805	79,310,902
Net Increase in Net Assets	50,729,682	74,150,345

Net Assets:
Beginning of year	583,033,900	508,883,555
End of year (including undistributed net investment
income of $717,510 and $708,504, respectively)	$633,763,582	$583,033,900

See accompanying notes, which are an integral part of the financial statements.

27

Financial highlights
Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$4.110	$4.200	$3.980	$3.560	$3.880

0.271	0.308	0.315	0.356	0.323
0.173	(0.090)	0.231	0.412	(0.347)
0.444	0.218	0.546	0.768	(0.024)

(0.284)	(0.308)	(0.326)	(0.348)	(0.296)
(0.284)	(0.308)	(0.326)	(0.348)	(0.296)

$4.270	$4.110	$4.200	$3.980	$3.560

11.02%	5.73%	14.11%	22.30%	0.81%

$328,534	$311,859	$306,304	$335,684	$261,286
1.11%	1.11%	1.11%	1.11%	1.15%

1.16%	1.18%	1.20%	1.25%	1.37%
6.33%	7.71%	7.60%	9.25%	9.92%

6.28%	7.64%	7.51%	9.11%	9.70%
88%	61%	115%	141%	89%

29

Financial highlights
Delaware High-Yield Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

30

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$4.110	$4.190	$3.980	$3.560	$3.880

0.241	0.280	0.286	0.329	0.300
0.173	(0.080)	0.221	0.412	(0.347)
0.414	0.200	0.507	0.741	(0.047)

(0.254)	(0.280)	(0.297)	(0.321)	(0.273)
(0.254)	(0.280)	(0.297)	(0.321)	(0.273)

$4.270	$4.110	$4.190	$3.980	$3.560

10.25%	5.24%	13.06%	21.46%	0.11%

$2,868	$4,924	$7,527	$10,143	$11,966
1.81%	1.81%	1.81%	1.81%	1.85%

1.86%	1.88%	1.90%	1.95%	2.07%
5.63%	7.01%	6.90%	8.55%	9.22%

5.58%	6.94%	6.81%	8.41%	9.00%
88%	61%	115%	141%	89%

31

Financial highlights
Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

32

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$ 4.120	$ 4.200	$ 3.990	$ 3.560	$ 3.880

0.241	0.280	0.287	0.329	0.300
0.173	(0.080)	0.221	0.422	(0.347)
0.414	0.200	0.508	0.751	(0.047)

(0.254)	(0.280)	(0.298)	(0.321)	(0.273)
(0.254)	(0.280)	(0.298)	(0.321)	(0.273)

$4.280	$4.120	$4.200	$3.990	$3.560

10.23%	5.24%	13.04%	21.75%	0.10%

$85,574	$65,771	$53,151	$36,060	$31,415
1.81%	1.81%	1.81%	1.81%	1.85%

1.86%	1.88%	1.90%	1.95%	2.07%
5.63%	7.01%	6.90%	8.55%	9.22%

5.58%	6.94%	6.81%	8.41%	9.00%
88%	61%	115%	141%	89%

33

Financial highlights
Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

34

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$4.120	$4.210	$3.990	$3.570	$3.890

0.263	0.301	0.308	0.349	0.316
0.183	(0.090)	0.231	0.412	(0.347)
0.446	0.211	0.539	0.761	(0.031)

(0.276)	(0.301)	(0.319)	(0.341)	(0.289)
(0.276)	(0.301)	(0.319)	(0.341)	(0.289)

$4.290	$4.120	$4.210	$3.990	$3.570

11.05%	5.51%	13.87%	22.01%	0.62%

$16,506	$14,637	$19,046	$14,708	$15,323
1.31%	1.31%	1.31%	1.31%	1.35%

1.46%	1.48%	1.50%	1.55%	1.67%
6.13%	7.51%	7.40%	9.05%	9.72%

5.98%	7.34%	7.21%	8.81%	9.40%
88%	61%	115%	141%	89%

35

Financial highlights
Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

36

Year Ended
7/31/13	7/31/12	7/31/11	7/31/10	7/31/09
$4.110	$4.200	$3.980	$3.560	$3.880

0.284	0.320	0.328	0.367	0.332
0.173	(0.090)	0.231	0.412	(0.347)
0.457	0.230	0.559	0.779	(0.015)

(0.297)	(0.320)	(0.339)	(0.359)	(0.305)
(0.297)	(0.320)	(0.339)	(0.359)	(0.305)

$4.270	$4.110	$4.200	$3.980	$3.560

11.34%	6.03%	14.45%	22.65%	1.11%

$200,282	$185,843	$122,855	$59,831	$45,166
0.81%	0.81%	0.81%	0.81%	0.85%

0.86%	0.88%	0.90%	0.95%	1.07%
6.63%	8.01%	7.90%	9.55%	10.22%

6.58%	7.94%	7.81%	9.41%	10.00%
88%	61%	115%	141%	89%

37

Notes to financial statements
Delaware High-Yield Opportunities Fund	July 31, 2013

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

38

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010–July 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and

39

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended July 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended July 31, 2013, the Fund earned $918 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to prevent that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.81% of the Fund’s average daily net assets from Nov. 28, 2012 through Nov. 28, 2013. This waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended July 31, 2013, the Fund was charged $31,181 for these services.

40

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agent agreement between DSC and BNY Mellon Investment Servicing (U.S.) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit Class R shares 12b-1 fees from Nov. 28, 2012 through Nov. 28, 2013 to no more than 0.50% of its average daily net assets. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and (ii) 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

At July 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$335,616
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	14,483
Distribution fees payable to DDLP	164,026
Other expenses payable to DMC and affiliates*	31,107

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2013, the Fund was charged $18,993 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended July 31, 2013, DDLP earned $85,104 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2013, DDLP received gross CDSC commissions of $170 and $4,926 on redemptions of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

41

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments

For the year ended July 31, 2013, the Fund made purchases of $577,145,770 and sales of $533,999,713 of investment securities other than short-term investments.

At July 31, 2013, the cost of investments for federal income tax purposes was $606,185,427. At July 31, 2013, net unrealized appreciation was $23,918,689, of which $30,394,767 related to unrealized appreciation of investments and $6,476,078 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

42

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$13,790,061	$—	$—	$13,790,061
Corporate Debt	—	588,403,311	—	588,403,311
Short-Term Investments	—	10,239,000	—	10,239,000
Securities Lending Collateral	—	977,199	—	977,199
Preferred Stock[1]	5,041,530	5,844,688	—	10,886,218
Convertible Preferred Stock[2]	950,383	4,857,944	—	5,808,327
Total	$19,781,974	$610,322,142	$—	$630,104,116

[1]Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 46.31% and 53.69%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix-priced investments.

[2]Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 16.36% and 83.64%, respectively, of the total market value of the security type. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix-priced investments.

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 investments in the table.

During the year ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2013 and 2012 was as follows:

	Year Ended
	7/31/13	7/31/12
Ordinary income	$42,733,548	$40,844,409

43

Notes to financial statements
Delaware High-Yield Opportunities Fund

5. Components of Net Assets on a Tax Basis

As of July 31, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$645,414,522
Undistributed ordinary income	1,841,859
Capital loss carryforwards	(36,320,419)
Unrealized appreciation	23,927,505
Distributions payable	(1,099,885)
Net assets	$633,763,582

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distributions payable, trust preferred securities, and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments and trust preferred securities. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2013, the Fund recorded the following reclassifications:

Undistributed net investment income	$2,040,903
Accumulated net realized loss	(2,040,903)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $9,835,628 was utilized in 2013. Capital loss carryforwards remaining at July 31, 2013, will expire as follows: $36,320,419 expires in 2017. The use of these losses is subject to an annual limitation in accordance with the internal revenue code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

44

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	7/31/13	7/31/12
Shares sold:
Class A	23,531,258	48,524,297
Class B	12,796	19,480
Class C	7,829,884	7,637,786
Class R	2,323,708	2,181,405
Institutional Class	31,559,302	36,571,562

Shares issued upon reinvestment of dividends and distributions:
Class A	4,341,317	4,429,622
Class B	47,237	75,228
Class C	868,111	655,176
Class R	241,574	343,198
Institutional Class	3,024,352	2,360,501
	73,779,539	102,798,255

Shares redeemed:
Class A	(26,810,804)	(50,135,715)
Class B	(586,314)	(691,949)
Class C	(4,667,614)	(4,970,621)
Class R	(2,262,507)	(3,501,947)
Institutional Class	(32,898,698)	(23,021,203)
	(67,225,937)	(82,321,435)

Net increase	6,553,602	20,476,820

For the years ended July 31, 2013 and 2012, 164,506 Class B shares were converted to 164,750 Class A shares valued at $704,709 and 322,002 Class B shares were converted to 322,601 Class A shares valued at $1,266,735, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and in the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility.

45

Notes to financial statements
Delaware High-Yield Opportunities Fund

7. Line of Credit (continued)

The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of July 31, 2013, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of

46

investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At July 31, 2013, the value of the securities on loan was $935,849, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2013, the value of invested collateral was $977,199. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

47

Notes to financial statements
Delaware High-Yield Opportunities Fund

9. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

48

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds
and the Shareholders of Delaware High-Yield Opportunities Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware High-Yield Opportunities Fund (one of the series constituting Delaware Group Income Funds, hereinafter referred to as the “Fund”) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended July 31, 2009 were audited by other independent accountants whose report dated September 21, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 20, 2013

49

Other Fund information
(Unaudited)
Delaware High-Yield Opportunities Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2013, the Fund designates distributions paid during the year as follows:

(A) Ordinary Income Distribution (Tax Basis)*	100%
(B) Qualifying Dividends[1]	1.71%

(A)	is based on a percentage of the Fund’s total distributions.
(B)	is based on a percentage of the Fund’s ordinary income distributions.
[1]Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended July 31, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and as extended by the Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. The Fund intends to designate up to a maximum amount of 1.71% to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV.

50

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

52

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)

President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)

Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

54

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

55

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

56

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)

Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

57

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

58

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

59

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

60

Annual report Delaware Core Bond Fund July 31, 2013 Fixed income mutual fund

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Bond Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Core Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation	10
Statement of net assets	11
Statement of assets and liabilities	23
Statement of operations	24
Statements of changes in net assets	26
Financial highlights	28
Notes to financial statements	36
Report of independent registered
public accounting firm	48
Other Fund information	49
Board of trustees/directors and
officers addendum	50
About the organization	58

Unless otherwise noted, views expressed herein are current as of July 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review Delaware Core Bond Fund	August 6, 2013

Performance preview (for the year ended July 31, 2013)
Delaware Core Bond Fund (Class A shares)	1-year return	-3.42%
Barclays U.S. Aggregate Index (benchmark)	1-year return	-1.91%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Core Bond Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Throughout most of the Fund’s fiscal year ended July 31, 2013, central bank policy was the dominant factor impacting fixed income markets worldwide. Shortly after the period began, European Central Bank (ECB) President Mario Draghi, reacting to severe stress in peripheral European bond markets, promised to do “whatever it takes” to keep the euro currency alive. Shortly thereafter, U.S. Federal Reserve Chairman Ben Bernanke launched a third round of bond buying, known as quantitative easing or QE3. Bernanke’s pledge was particularly notable in that, for the first time, the Fed publicly linked its policies to explicit levels of employment and inflation. The Bank of England and the Bank of Japan subsequently enacted their own quantitative easing measures that mirrored those of the Fed, especially in regard to forward guidance.

Initially, the resulting tidal wave of central bank liquidity — combined with a further deceleration of global economic growth — pushed bond yields sharply lower. With the Fed buying $85 billion in Treasury and mortgage securities each month — and with investors confident that the liquidity spigot would remain wide open indefinitely — credit spreads tightened and nominal yields declined to levels last visited in the 1950s. Meanwhile,

A flood of central bank liquidity drove fixed income markets worldwide:

  Nominal and real yields declined to historic lows until April

  Anticipation of the looming end to QE3 caused a sharp backup in rates in May and June

  Credit spreads tightened, then widened, amid uncertainty regarding Fed policy

1

Portfolio management review
Delaware Core Bond Fund

the Fed also maintained its pledge to keep benchmark interest rates at virtually zero until unemployment falls to 6.5%.

As the year progressed, investors also relearned a difficult lesson: what central banks give, they also can take away. Though monetary policy in the euro zone, the United Kingdom, and Japan remained highly expansionary, Chairman Bernanke hinted in mid-May that U.S. policy makers could begin scaling back, or “tapering,” the central bank’s monthly bond purchases by the end of 2013, if not before. Given that the U.S. economy remained mired in slow-growth mode and that the Fed itself forecasted a further deceleration in growth, a large number of shocked investors reacted by exiting the Treasury market. Most Treasury bond yields rose by at least 1% — a particularly dramatic move off of what had been historically low levels — causing double-digit declines among longer-dated securities. Furthermore, in a notable departure from normal cyclical patterns, corporate debt (with the exception of bank loans) did not absorb much of the backup in Treasury rates, causing credit spreads to widen as well. As such, prices of investment grade and high yield corporate bonds also fell sharply during a roughly six-week period amid fears of an imminent withdrawal of Fed liquidity. Those concerns were partially assuaged in July as Fed officials clarified their overall message about tapering.

Overall, the strongest-performing sectors of the fixed income market during the Fund’s fiscal year were those that offered relatively generous income potential (high yield), indirect exposure to the equity market (convertibles), and minimal duration risk (bank loans). Despite the tepid pace of U.S. and global economic growth, corporate fundamentals generally remained solid, emboldening investors to push corporate yields lower, and credit spreads tighter. The 7.2% average yield on sub-investment-grade bonds, for example, plunged to a low of about 5% in the spring and finished the fiscal period at 6.5%. Notably, the default rate in the high yield sector remained below the historical norm, in part because companies have been able to refinance outstanding debt on favorable terms. The relatively weak and uncertain nature of the economic recovery has also made corporate executives hesitant to begin capital projects or take on additional leverage.

Conversely, interest-rate-sensitive areas such as 10- and 30-year Treasurys and mortgage-backed securities mostly lagged throughout the Fund’s fiscal year. Losses were especially severe at the longer-term end of the Treasury yield curve, with the bulk of the rise in long rates (roughly 1.10%) coming during the turbulent May–June period. On a total return basis, investment grade corporates finished the fiscal year roughly flat while mortgage-backed bonds fell 1.7% and Treasury inflation-protected securities declined 5.5%.

Fund performance

For its fiscal year ended July 31, 2013, Delaware Core Bond Fund (Class A shares) returned -3.42% at net asset value and -7.80% at maximum offer price (both returns reflect all distributions reinvested). In comparison, the Fund’s benchmark, the Barclays U.S. Aggregate Index, returned -1.91% during the same period. For complete annualized performance of Delaware Core Bond Fund, please see table on page 4.

2

For most of the fiscal year, we positioned the Fund to have an overweight in agency mortgage-backed securities and a meaningful exposure to intermediate Treasury securities. Our corporate bond exposure was also slightly above the benchmark level and emphasized BBB-rated bonds. This combination of positions was intended to provide both total return and income opportunities from corporate bonds and excellent liquidity, as well as credit-based safety from agency mortgage-backed securities and Treasurys.

Ultimately, the corporate bond position provided strong relative returns, but our focus on liquidity left the Fund exposed to interest rate risk in its intermediate maturity bonds. Price declines during the sharp rise in interest rates in mid-2013 were primarily responsible for the Fund’s underperformance. From an individual corporate bond perspective, our holdings in issues from Telefonica Emisiones, MetLife, and Abbey National Treasury Services contributed to Fund performance during the year while issues from Barrick Gold Corporation, Cox Communications and Time Warner Cable detracted from performance.

During the period, the Fund also invested in interest rate futures and options on interest rate futures. These instruments were used primarily for hedging interest rate risks and to attempt to capitalize on volatility levels. The aggregate positions generally detracted from absolute and relative performance by approximately 0.14%.

3

Performance summary Delaware Core Bond Fund	July 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through July 31, 2013
	1 year	5 years	10 years	Lifetime
Class A (Est. March 12, 1996)
Excluding sales charge	-3.42%	+5.48%	+4.73%	n/a
Including sales charge	-7.80%	+4.51%	+4.25%	n/a
Class C (Est. Sept. 30, 2009)
Excluding sales charge	-4.12%	n/a	n/a	+3.36%
Including sales charge	-5.04%	n/a	n/a	+3.36%
Class R (Est. Sept. 30, 2009)
Excluding sales charge	-3.68%	n/a	n/a	+3.82%
Including sales charge	-3.68%	n/a	n/a	+3.82%
Institutional Class (Est. Sept. 30, 2009)
Excluding sales charge	-3.13%	n/a	n/a	+4.54%
Including sales charge	-3.13%	n/a	n/a	+4.54%
Barclays U.S. Aggregate Index	-1.91%	+5.24%	+4.89%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Delaware Core Bond Fund is the successor to The Intermediate Fixed Income Portfolio of the Delaware Pooled® Trust pursuant to the reorganization (Reorganization) of The Intermediate Fixed Income Portfolio into the Fund. Prior to the Reorganization, the Fund had no investment operations. Accordingly, for periods before Sept. 30, 2009, the performance information shown above that includes data from that period and on pages 6 and 7 is historical information for The Intermediate Fixed Income Portfolio. The Intermediate Fixed Income Portfolio had the same investment objective and a similar investment strategy as the Fund, and was managed by the same portfolio managers. Because the Fund’s fees and expenses are higher than those of The Intermediate Fixed Income Portfolio, the Fund’s performance would have been lower than that shown for relevant periods in this report.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

4

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 28, 2012, through Nov. 28, 2013. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 28, 2012, through Nov. 28, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

5

Performance summary
Delaware Core Bond Fund

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding certain fees and expenses) from exceeding 0.65% of the Fund’s average daily net assets from Nov. 28, 2012, through Nov. 28, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	1.34%	2.04%	1.64%	1.04%
(without fee waivers)
Net expenses	0.90%	1.65%	1.15%	0.65%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

6

Performance of a $10,000 investment1
Average annual total returns from July 31, 2003, through July 31, 2013

For period beginning July 31, 2003, through July 31, 2013	Starting value	Ending value
Barclays U.S. Aggregate Index	$10,000	$16,121
Delaware Core Bond Fund — Class A shares	$9,550	$15,155

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on July 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the Barclays U.S. Aggregate Index as of July 31, 2003. The Barclays U.S. Aggregate Index is a broad composite that tracks the investment grade domestic bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DPFIX	245908710
Class C	DCBCX	245908694
Class R	DEBRX	245908686
Institutional Class	DCBIX	245908678

7

Disclosure of Fund expenses
For the six-month period from February 1, 2013 to July 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Feb. 1, 2013 to July 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Core Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/13	7/31/13	Expense Ratio	2/1/13 to 7/31/13*
Actual Fund return†
Class A	$1,000.00	$970.60	0.90%	$4.40
Class C	1,000.00	967.10	1.65%	8.05
Class R	1,000.00	968.40	1.15%	5.61
Institutional Class	1,000.00	972.10	0.65%	3.18
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class C	1,000.00	1,016.61	1.65%	8.25
Class R	1,000.00	1,019.09	1.15%	5.76
Institutional Class	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

9

Security type/sector allocation
Delaware Core Bond Fund	As of July 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Asset-Backed Securities	0.10%
Agency Collateralized Mortgage Obligations	4.07%
Agency Mortgage-Backed Securities	31.85%
Commercial Mortgage-Backed Securities	1.86%
Corporate Bonds	29.49%
Banking	6.04%
Basic Industry	2.25%
Brokerage	0.63%
Capital Goods	0.34%
Communications	2.96%
Consumer Cyclical	1.34%
Consumer Non-Cyclical	1.62%
Electric	3.31%
Energy	2.23%
Financials	0.63%
Insurance	2.87%
Natural Gas	1.78%
Real Estate	1.30%
Technology	1.86%
Transportation	0.33%
Non-Agency Asset-Backed Securities	8.15%
U.S. Treasury Obligations	21.97%
Preferred Stock	0.22%
Short-Term Investments	23.48%
Total Value of Securities	121.19%
Liabilities Net of Receivables and Other Assets	(21.19%)
Total Net Assets	100.00%

10

Statement of net assets
Delaware Core Bond Fund	July 31, 2013

	Principal amount (U.S.$)	Value (U.S.$)
Agency Asset-Backed Securities – 0.10%
• Fannie Mae Grantor Trust Series 2003-T4 2A5
5.407% 9/26/33	$11,004	$11,248
• Fannie Mae Whole Loan
Series 2001-W2 6.473% 10/25/31	5,057	5,366
Series 2002-W11 AV1 0.53% 11/25/32	878	832
Total Agency Asset-Backed Securities
(cost $16,837)		17,446

Agency Collateralized Mortgage Obligations – 4.07%
Fannie Mae REMICs
Series 2004-49 EB 5.00% 7/25/24	30,225	33,117
Series 2006-105 ME 5.50% 11/25/36	235,000	265,616
Series 2010-35 AB 5.00% 11/25/49	42,762	46,117
Series 2010-116 Z 4.00% 10/25/40	39,193	40,353
Series 2011-134 PA 4.00% 9/25/40	28,697	30,002
Series 2012-19 HB 4.00% 1/25/42	58,189	58,566
Fannie Mae Whole Loan Series 2003-W15 2A7
5.55% 8/25/43	13,994	15,304
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	25,261	28,270
Series 3027 DE 5.00% 9/15/25	33,405	36,410
Series 3656 PM 5.00% 4/15/40	10,000	10,953
•Series 3800 AF 0.691% 2/15/41	80,520	81,299
GNMA Series 2010-113 KE 4.50% 9/20/40	50,000	54,549
• Vendee Mortgage Trust Series 2000-1 1A
6.519% 1/15/30	17,875	20,604
Total Agency Collateralized Mortgage
Obligations (cost $714,570)		721,160

Agency Mortgage-Backed Securities – 31.85%
Fannie Mae 4.50% 5/1/41	14,535	15,232
• Fannie Mae ARM
2.296% 12/1/33	12,636	13,194
2.464% 8/1/34	17,949	18,966
Fannie Mae Relocation 30 yr 5.00% 1/1/34	906	966
Fannie Mae S.F. 15 yr
2.50% 2/1/28	51,988	52,018
2.50% 5/1/28	4,917	4,919
3.00% 11/1/27	7,364	7,584

11

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S.$)	Value (U.S.$)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr (continued)
3.50% 7/1/26	$17,588	$18,481
3.50% 10/1/26	15,864	16,639
4.00% 11/1/25	195,316	209,543
Fannie Mae S.F. 15 yr TBA
2.50% 9/1/28	1,392,000	1,387,868
3.00% 9/1/28	458,000	469,862
3.50% 9/1/26	82,000	85,738
Fannie Mae S.F. 20 yr
5.00% 11/1/23	1,381	1,499
5.50% 8/1/28	20,723	22,609
5.50% 12/1/29	2,647	2,894
Fannie Mae S.F. 30 yr
3.50% 6/1/43	4,979	5,026
4.00% 11/1/40	6,706	6,971
4.00% 1/1/41	33,585	34,911
4.00% 2/1/41	41,583	43,370
4.00% 3/1/41	66,731	69,680
4.00% 7/1/41	40,186	41,800
4.00% 9/1/41	4,845	5,036
4.00% 10/1/41	21,698	22,555
4.00% 3/1/42	65,619	68,234
4.00% 1/1/43	13,825	14,371
4.50% 7/1/36	5,146	5,451
4.50% 4/1/40	8,132	8,626
4.50% 8/1/40	30,921	32,760
4.50% 11/1/40	16,413	17,411
4.50% 2/1/41	7,598	8,062
4.50% 3/1/41	36,181	38,394
4.50% 5/1/41	5,654	6,008
4.50% 8/1/41	32,362	34,339
4.50% 10/1/41	22,146	23,500
4.50% 11/1/41	19,005	20,167
5.00% 2/1/35	236,407	255,072
5.50% 1/1/36	12,735	13,862
7.50% 12/1/32	4,535	4,986
9.50% 4/1/18	352	394
Fannie Mae S.F. 30 yr TBA
3.00% 9/1/43	1,088,000	1,051,451
3.50% 9/1/43	517,000	519,748
4.50% 9/1/43	315,000	332,965

12

		Principal amount (U.S.$)	Value (U.S.$)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac 4.50% 1/1/41	$30,932	$31,935
•	Freddie Mac ARM
	2.358% 4/1/33	3,921	3,940
	2.502% 7/1/36	4,371	4,659
	2.854% 4/1/34	2,545	2,701
	4.992% 8/1/38	106,399	112,350
	Freddie Mac Relocation 15 yr 3.50% 10/1/18	1,113	1,146
	Freddie Mac S.F. 15 yr
	5.00% 4/1/20	5,434	5,763
	5.50% 7/1/24	35,192	37,821
	Freddie Mac S.F. 30 yr
	3.00% 11/1/42	15,630	15,124
	4.00% 10/1/40	18,836	19,545
	4.00% 11/1/40	13,095	13,588
	4.00% 12/1/40	4,535	4,706
	4.00% 2/1/42	8,924	9,260
	4.50% 10/1/39	22,548	23,767
	4.50% 11/1/39	38,658	40,748
	4.50% 3/1/42	74,307	78,372
	6.00% 8/1/38	82,549	90,884
	6.00% 10/1/38	121,025	131,950
	GNMA I S.F. 30 yr 7.50% 2/15/32	1,832	2,190
Total Agency Mortgage-Backed Securities
	(cost $5,617,851)		5,643,611

Commercial Mortgage-Backed Securities – 1.86%
•	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10 A4 5.405% 12/11/40	25,000	26,866
t•	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44	10,000	10,680
•	Credit Suisse Mortgage Capital Certificates Series
	2006-C1 AAB 5.392% 2/15/39	8,993	9,206
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38	20,000	20,516
	Series 2005-GG4 A4A 4.751% 7/10/39	80,000	83,903
	•Series 2006-GG6 A4 5.553% 4/10/38	25,000	27,200
	JPMorgan Chase Commercial Mortgage Securities
	•Series 2005-LDP5 A4 5.20% 12/15/44	15,000	16,194
	Series 2011-C5 A3 4.171% 8/15/46	20,000	21,036

13

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S.$)	Value (U.S.$)
Commercial Mortgage-Backed Securities (continued)
•	Morgan Stanley Capital I Series 2007-T27 A4
	5.647% 6/11/42	$45,000	$50,868
	NCUA Guaranteed Notes Series 2010-C1 A2
	2.90% 10/29/20	20,000	20,770
	WF-RBS Commercial Mortgage Trust
	Series 2012-C9 A3 2.87% 11/15/45	20,000	18,759
	Series 2013-C11 A5 3.071% 3/15/45	15,000	14,248
	Series 2013-C14 A5 3.337% 6/15/46	10,000	9,647
Total Commercial Mortgage-Backed Securities
	(cost $312,977)		329,893

Corporate Bonds – 29.49%
Banking – 6.04%
#	Bank Nederlandse Gemeenten 144A
	1.375% 3/19/18	50,000	49,223
	2.50% 1/23/23	66,000	61,554
	Bank of America
	3.875% 3/22/17	45,000	47,654
	4.10% 7/24/23	15,000	15,038
	BB&T
	5.20% 12/23/15	30,000	32,778
	5.25% 11/1/19	101,000	113,433
	City National 5.25% 9/15/20	30,000	32,409
	Goldman Sachs Group 2.90% 7/19/18	45,000	45,131
•	JPMorgan Chase 6.00% 12/29/49	70,000	69,038
	Morgan Stanley 4.10% 5/22/23	65,000	61,141
	Oesterreichische Kontrollbank 1.125% 5/29/18	25,000	24,439
•	PNC Financial Services Group
	4.494% 5/29/49	35,000	35,044
	4.85% 5/29/49	15,000	13,688
	PNC Funding 5.125% 2/8/20	170,000	190,274
	Regions Financial 2.00% 5/15/18	25,000	24,094
	Santander Holdings USA 4.625% 4/19/16	20,000	21,266
	SunTrust Banks 3.60% 4/15/16	20,000	21,230
	SVB Financial Group 5.375% 9/15/20	50,000	54,724
	U.S. Bancorp 3.15% 3/4/15	55,000	57,155
•	Wachovia 0.638% 10/15/16	20,000	19,747
	Zions Bancorp 7.75% 9/23/14	75,000	80,287
			1,069,347

14

		Principal amount (U.S.$)	Value (U.S.$)
Corporate Bonds (continued)
Basic Industry – 2.25%
#	Barrick Gold 144A
	2.50% 5/1/18	$5,000	$4,645
	4.10% 5/1/23	25,000	21,304
	CF Industries 6.875% 5/1/18	75,000	88,593
#	Freeport-McMoRan Copper & Gold 144A
	3.875% 3/15/23	20,000	18,130
	Georgia-Pacific 8.00% 1/15/24	50,000	64,950
#	Glencore Funding 144A 2.50% 1/15/19	35,000	32,153
	International Paper
	6.00% 11/15/41	30,000	32,987
	9.375% 5/15/19	5,000	6,621
	Lubrizol 5.50% 10/1/14	15,000	15,873
	LYB International Finance 4.00% 7/15/23	55,000	54,694
	Nucor 4.00% 8/1/23	10,000	9,864
	Plains Exploration & Production 6.50% 11/15/20	15,000	16,162
	Rio Tinto Finance USA 2.25% 12/14/18	20,000	19,547
	Teck Resources 3.75% 2/1/23	15,000	13,599
			399,122
Brokerage – 0.63%
	Jefferies Group
	5.125% 1/20/23	20,000	20,279
	5.875% 6/8/14	10,000	10,465
	6.45% 6/8/27	15,000	15,571
	6.50% 1/20/43	10,000	10,026
	Lazard Group 6.85% 6/15/17	50,000	55,966
			112,307
Capital Goods – 0.34%
#	Ingersoll-Rand Global Holding 144A
	4.25% 6/15/23	40,000	39,972
#	URS144A 4.35% 4/1/17	20,000	20,468
			60,440
Communications – 2.96%
	American Tower 5.90% 11/1/21	35,000	38,546
#	American Tower Trust I 144A
	1.551% 3/15/18	10,000	9,765
	3.07% 3/15/23	30,000	28,662
	CC Holdings GS V 3.849% 4/15/23	10,000	9,441
#	COX Communications 144A 3.25% 12/15/22	60,000	54,931
15

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S.$)	Value (U.S.$)
Corporate Bonds (continued)
Communications (continued)
#	Crown Castle Towers 144A 4.883% 8/15/20	$85,000	$90,570
	Qwest 6.75% 12/1/21	15,000	16,813
#	SBA Tower Trust 144A 2.24% 4/16/18	25,000	24,692
#	SES 144A 3.60% 4/4/23	50,000	47,556
	Telefonica Emisiones 6.421% 6/20/16	85,000	93,716
	Time Warner Cable
	8.25% 2/14/14	5,000	5,199
	8.25% 4/1/19	45,000	52,445
#	Vivendi 144A 6.625% 4/4/18	45,000	51,487
			523,823
Consumer Cyclical – 1.34%
	Historic TW 6.875% 6/15/18	85,000	103,021
	Host Hotels & Resorts
	3.75% 10/15/23	5,000	4,650
	5.25% 3/15/22	35,000	36,519
#	QVC 144A 4.375% 3/15/23	50,000	47,789
	Western Union
	2.875% 12/10/17	5,000	5,038
	3.65% 8/22/18	25,000	25,914
	Wyndham Worldwide 4.25% 3/1/22	15,000	14,821
			237,752
Consumer Non-Cyclical – 1.62%
	Boston Scientific 6.00% 1/15/20	15,000	17,129
#	CareFusion 144A 3.30% 3/1/23	40,000	37,735
	Celgene 3.95% 10/15/20	35,000	36,041
	Energizer Holdings 4.70% 5/24/22	50,000	50,578
	Kroger 3.85% 8/1/23	15,000	14,928
#	Mylan 144A 3.125% 1/15/23	25,000	22,834
	Newell Rubbermaid 2.05% 12/1/17	15,000	14,812
	Yale University 2.90% 10/15/14	10,000	10,287
	Zimmer Holdings 4.625% 11/30/19	75,000	82,573
			286,917
Electric – 3.31%
	CenterPoint Energy 5.95% 2/1/17	20,000	22,783
	Exelon Generation 4.25% 6/15/22	80,000	80,535
	Great Plains Energy
	4.85% 6/1/21	15,000	16,174
	•5.292% 6/15/22	30,000	32,870
•	Integrys Energy Group 6.11% 12/1/66	40,000	42,032

16

		Principal amount (U.S.$)	Value (U.S.$)
Corporate Bonds (continued)
Electric (continued)
	LG&E & KU Energy
	3.75% 11/15/20	$55,000	$56,307
	4.375% 10/1/21	30,000	31,053
#	Narragansett Electric 144A 4.17% 12/10/42	20,000	18,144
•	National Rural Utilities Cooperative Finance
	4.75% 4/30/43	30,000	29,025
	NextEra Energy Capital Holdings
	3.625% 6/15/23	10,000	9,706
	•6.35% 10/1/66	55,000	57,241
	Pennsylvania Electric 5.20% 4/1/20	50,000	54,638
	PPL Electric Utilities 3.00% 9/15/21	20,000	20,045
	Southwestern Electric Power 6.45% 1/15/19	45,000	52,951
•	Wisconsin Energy 6.25% 5/15/67	60,000	63,203
			586,707
Energy – 2.23%
	Halliburton 3.50% 8/1/23	20,000	19,986
	Noble Holding International 5.25% 3/15/42	10,000	9,395
	Petrobras Global Finance 3.00% 1/15/19	25,000	23,277
	Petrobras International Finance 5.375% 1/27/21	40,000	40,033
#	Petroleos Mexicanos 144A 3.50% 1/30/23	30,000	27,525
	Pride International 6.875% 8/15/20	80,000	95,875
	Statoil ASA 3.95% 5/15/43	15,000	13,676
	Talisman Energy 5.50% 5/15/42	50,000	50,503
	Weatherford International 9.625% 3/1/19	35,000	44,954
#	Woodside Finance 144A
	8.125% 3/1/14	30,000	31,167
	8.75% 3/1/19	30,000	38,495
			394,886
Financials – 0.63%
	General Electric Capital
	4.375% 9/16/20	50,000	53,257
	6.00% 8/7/19	50,000	58,348
			111,605
Insurance – 2.87%
	American International Group 6.40% 12/15/20	95,000	112,275
•	Chubb 6.375% 3/29/67	35,000	38,063
#	Highmark 144A
	4.75% 5/15/21	20,000	18,977
	6.125% 5/15/41	5,000	4,489

17

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S.$)	Value (U.S.$)
Corporate Bonds (continued)
Insurance (continued)
#	ING US 144A
	2.90% 2/15/18	$10,000	$9,985
	5.50% 7/15/22	25,000	27,037
#	Liberty Mutual Group 144A
	4.25% 6/15/23	20,000	19,654
	4.95% 5/1/22	35,000	36,335
	6.50% 5/1/42	20,000	22,370
	MetLife 6.817% 8/15/18	110,000	134,420
	Prudential Financial
	•5.625% 6/15/43	40,000	38,900
	6.00% 12/1/17	40,000	46,168
			508,673
Natural Gas – 1.78%
	Energy Transfer Partners 9.70% 3/15/19	18,000	23,419
	Kinder Morgan Energy Partners
	4.15% 2/1/24	10,000	10,001
	9.00% 2/1/19	50,000	64,358
	NiSource Finance
	3.85% 2/15/23	10,000	9,829
	4.80% 2/15/44	50,000	46,524
	Plains All American Pipeline 8.75% 5/1/19	45,000	58,639
	Southern Natural Gas 4.40% 6/15/21	20,000	20,762
	Spectra Energy Capital 3.30% 3/15/23	5,000	4,529
	Sunoco Logistics Partners Operations 3.45% 1/15/23	20,000	18,813
•	TransCanada PipeLines 6.35% 5/15/67	55,000	57,783
			314,657
Real Estate – 1.30%
#	Corporate Office Properties 144A 3.60% 5/15/23	20,000	18,560
	Digital Realty Trust
	5.25% 3/15/21	40,000	41,996
	5.875% 2/1/20	35,000	38,179
	Duke Realty 3.625% 4/15/23	20,000	18,713
	Realty Income 4.65% 8/1/23	20,000	20,523
	Regency Centers
	4.80% 4/15/21	15,000	15,922
	5.875% 6/15/17	14,000	15,637
#	WEA Finance 144A 4.625% 5/10/21	35,000	37,073
	Weingarten Realty Investors 3.50% 4/15/23	25,000	23,392
			229,995

18

		Principal amount (U.S.$)	Value (U.S.$)
Corporate Bonds (continued)
Technology – 1.86%
	Agilent Technologies 3.875% 7/15/23	$10,000	$9,755
	EMC 2.65% 6/1/20	20,000	19,866
	Fidelity National Information Services 3.50% 4/15/23	30,000	27,711
	Microsoft 2.125% 11/15/22	30,000	27,546
	National Semiconductor 6.60% 6/15/17	50,000	58,878
	NetApp
	2.00% 12/15/17	20,000	19,641
	3.25% 12/15/22	15,000	13,864
	Oracle 2.375% 1/15/19	35,000	35,283
	Symantec 4.20% 9/15/20	20,000	20,597
	Total System Services
	2.375% 6/1/18	5,000	4,868
	3.75% 6/1/23	30,000	27,915
	Xerox 6.35% 5/15/18	55,000	63,495
			329,419
Transportation – 0.33%
#	ERAC USA Finance 144A 2.80% 11/1/18	30,000	30,050
	United Parcel Service 5.125% 4/1/19	25,000	28,787
			58,837
Total Corporate Bonds (cost $5,102,557)			5,224,487

Non-Agency Asset-Backed Securities – 8.15%
•	American Express Credit Account Master Trust
	Series 2011-1 A 0.361% 4/17/17	100,000	100,023
	Series 2013-1 A 0.611% 2/16/21	100,000	100,000
	Bank of America Auto Trust Series 2012-1 A3
	0.78% 6/15/16	70,000	70,064
	BMW Vehicle Lease Trust Series 2012-1 A3
	0.75% 2/20/15	90,000	90,127
•	Capital One Multi-Asset Execution Trust Series
	2004-A1 A1 0.401% 12/15/16	30,000	29,992
•	Chase Issuance Trust
	Series 2007-A5 A5 0.231% 3/15/19	100,000	98,855
	Series 2012-A9 A9 0.341% 10/16/17	115,000	114,850
	Series 2013-A3 A3 0.471% 4/15/20	105,000	104,449
•	Citibank Credit Card Issuance Trust
	Series 2008-A6 A6 1.392% 5/22/17	275,000	280,105
	Series 2013-A1 A1 0.291% 4/24/17	115,000	114,853
	Series 2013-A2 A2 0.471% 5/26/20	100,000	99,448

19

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S.$)	Value (U.S.$)
Non-Agency Asset-Backed Securities (continued)
John Deere Owner Trust Series 2011-A A4
1.96% 4/16/18	$35,000	$35,368
Mercedes-Benz Auto Lease Trust Series 2013-A A4
0.72% 12/17/18	25,000	24,895
Mid-State Trust Series 11 A1 4.864% 7/15/38	23,071	24,643
#• Volkswagen Credit Auto Master Trust Series
2011-1A Note 144A 0.872% 9/20/16	120,000	120,945
World Omni Automobile Lease Securitization Trust
Series 2012-A A3 0.93% 11/16/15	35,000	35,008
Total Non-Agency Asset-Backed Securities
(cost $1,443,740)		1,443,625

U.S. Treasury Obligations – 21.97%
U.S. Treasury Bonds
2.75% 11/15/42	1,045,000	876,412
2.875% 5/15/43	65,000	55,951
3.125% 8/31/13	370,000	370,947
U.S. Treasury Notes
1.375% 7/31/18	1,350,000	1,349,051
1.75% 5/15/23	1,338,000	1,241,099
Total U.S. Treasury Obligations (cost $4,082,879)		3,893,460

	Number of shares
Preferred Stock – 0.22%
Alabama Power 5.625%	825	20,344
BB&T 5.85%	775	19,104
Total Preferred Stock (cost $39,464)		39,448

	Principal amount (U.S.$)
Short-Term Investments – 23.48%
≠Discount Notes – 14.86%
Fannie Mae 0.060% 9/16/13	$617,886	617,878
Federal Home Loan Bank
0.045% 10/18/13	363,496	363,480
0.045% 10/23/13	623,759	623,730
0.055% 8/12/13	117,450	117,449
0.060% 8/14/13	489,134	489,132
0.060% 8/16/13	160,663	160,662

20

	Principal amount (U.S.$)	Value (U.S.$)
Short-Term Investments (continued)
≠Discount Notes (continued)
Federal Home Loan Bank (continued)
0.060% 8/21/13	$203,371	$203,370
0.080% 8/30/13	57,650	57,649
		2,633,350
Repurchase Agreement – 6.10%
Bank of America 0.03%, dated 7/31/13, to
be repurchased on 8/1/13, repurchase price
$443,175 (collateralized by U.S. government
obligations 0.75%-2.375% 2/28/15–10/31/17;
market value $452,039)	443,175	443,175
BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price
$636,826 (collateralized by U.S. government
obligations 0.25%-4.25% 6/30/14–5/15/23;
market value $650,507)	636,825	636,825
		1,080,000
≠U.S. Treasury Obligations – 2.52%
U.S. Treasury Bills
0.028% 10/24/13	260,205	260,190
0.049% 9/26/13	186,000	185,992
		446,182
Total Short-Term Investments (cost $4,159,407)		4,159,532

Total Value of Securities – 121.19%
(cost $21,490,282)		21,472,662
zLiabilities Net of Receivables and
Other Assets – (21.19%)		(3,753,682)
Net Assets Applicable to 1,716,815
Shares Outstanding – 100.00%		$17,718,980

Net Asset Value – Delaware Core Bond Fund
Class A ($3,018,207 / 294,380 Shares)		$10.25
Net Asset Value – Delaware Core Bond Fund
Class C ($702,166 / 68,229 Shares)		$10.29
Net Asset Value – Delaware Core Bond Fund
Class R ($2,332 / 227 Shares)		$10.27
Net Asset Value – Delaware Core Bond
Institutional Class ($13,996,275 / 1,353,979 Shares)		$10.34

21

Statement of net assets
Delaware Core Bond Fund

Components of Net Assets at July 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$18,157,428
Distributions in excess of net investment income	(8,420)
Accumulated net realized loss on investments	(412,408)
Net unrealized depreciation of investments	(17,620)
Total net assets	$17,718,980

•	Variable rate security. The rate shown is the rate as of July 31, 2013. Interest rates reset periodically.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2013, the aggregate value of Rule 144A securities was $1,124,276 which represented 6.35% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
z	Of this amount, $1,276,528 represents receivable for securities sold and $5,075,518 represents payable for securities purchased as of July 31, 2013.

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
GNMA — Government National Mortgage Association
NCUA — National Credit Union Administration
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Core Bond Fund
Net asset value Class A (A)	$10.25
Sales charge (4.50% of offering price) (B)	0.48
Offering price	$10.73

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

22

Statement of assets and liabilities
Delaware Core Bond Fund	July 31, 2013

Assets:
Investments, at value	$17,313,130
Short-term investments, at value	4,159,532
Due from manager and affiliates	15,296
Cash	668
Receivables for fund shares sold	40
Receivables for securities sold	1,276,528
Interest receivable	92,541
Total assets	22,857,735

Liabilities:
Payables for securities purchased	5,075,518
Distributions payable	8,420
Trustees’ fees payable	51
Other accrued expenses	54,766
Total liabilities	5,138,755

Total Net Assets	$17,718,980

Investments, at cost	$17,330,875
Short-term investments, at cost	4,159,407

See accompanying notes, which are an integral part of the financial statements.

23

Statement of operations
Delaware Core Bond Fund	Year Ended July 31, 2013

Investment Income:
Interest	$447,788
Dividends	5,255	$453,043

Expenses:
Management fees	129,677
Distribution expenses – Class A	9,518
Distribution expenses – Class C	11,600
Distribution expenses – Class R	15
Registration fees	57,686
Audit and tax	42,775
Dividend disbursing and transfer agent fees and expenses	14,189
Pricing fees	12,065
Reports and statements to shareholders	11,890
Accounting and administration expenses	10,063
Dues and services	8,783
Custodian fees	4,770
Legal fees	2,177
Trustees’ fees	1,214
Insurance	520
Consulting fees	285
Trustees’ expenses	94	317,321
Less fees waived		(127,356)
Less waived distribution expenses – Class A		(1,586)
Less waived distribution expenses – Class R		(3)
Less expense paid indirectly		(12)
Total operating expenses		188,364
Net Investment Income		264,679

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments		24,186
Futures contracts		(42,553)
Net realized loss		(18,367)
Net change in unrealized appreciation (depreciation) of investments		(855,399)
Net Realized and Unrealized Loss		(873,766)

Net Decrease in Net Assets Resulting from Operations		$(609,087)

See accompanying notes, which are an integral part of the financial statements.

24

Statements of changes in net assets
Delaware Core Bond Fund

	Year Ended
	7/31/13	7/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$264,679	$399,594
Net realized gain (loss)	(18,367)	1,603,187
Net change in unrealized appreciation (depreciation)	(855,399)	180,715
Net increase (decrease) in net assets
resulting from operations	(609,087)	2,183,496

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(50,107)	(90,411)
Class C	(9,892)	(11,729)
Class R	(32)	(38)
Institutional Class	(397,291)	(461,665)

Net realized gain:
Class A	(105,982)	(169,117)
Class C	(46,744)	(39,070)
Class R	(79)	(79)
Institutional Class	(732,994)	(637,452)
	(1,343,121)	(1,409,561)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,863,974	2,392,535
Class C	754,234	1,824,268
Institutional Class	7,940,608	7,615,735

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	153,555	255,371
Class C	48,107	37,480
Class R	111	117
Institutional Class	1,069,642	1,026,812
	11,830,231	13,152,318

26

	Year Ended
	7/31/13	7/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,756,938)	$(4,066,084)
Class C	(1,489,083)	(741,514)
Institutional Class	(18,356,165)	(5,722,133)
	(21,602,186)	(10,529,731)
Increase (decrease) in net assets derived
from capital share transactions	(9,771,955)	2,622,587
Net Increase (Decrease) in Net Assets	(11,724,163)	3,396,522

Net Assets:
Beginning of year	29,443,143	26,046,621
End of year (including undistributed (distributions in
excess of) net investment income of $(8,420)
and $6,547, respectively)	$17,718,980	$29,443,143

See accompanying Notes, which are an integral part of the financial statements.

27

Financial highlights
Delaware Core Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] During the period ended July 31, 2010, the Fund changed its fiscal year end from Oct. to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2] Effective Sept. 30, 2009, the Fund received all of the assets and liabilities of the Delaware Pooled® Trust – The Intermediate Fixed Income Portfolio (the Portfolio). The Class A shares’ financial highlights for the periods prior to Sept. 30, 2009 reflect the performance of the Institutional Class shares of the Portfolio. Fees paid by the Portfolio were less than Class A share fees, and performance would have been lower if Class A fees were paid.

See accompanying Notes, which are an integral part of the financial statements.

28

			11/1/09
Year Ended			to	Year Ended
7/31/13	7/31/12	7/31/11	7/31/10[1]	10/31/09[2]	10/31/08[2]
$11.150	$10.890	$10.750	$10.370	$9.200	$9.880

0.091	0.140	0.199	0.159	0.445	0.460
(0.454)	0.707	0.274	0.434	1.195	(0.643)
(0.363)	0.847	0.473	0.593	1.640	(0.183)

(0.171)	(0.205)	(0.249)	(0.213)	(0.470)	(0.497)
(0.366)	(0.382)	(0.084)	—	—	—
(0.537)	(0.587)	(0.333)	(0.213)	(0.470)	(0.497)

$10.250	$11.150	$10.890	$10.750	$10.370	$9.200

(3.42% )	8.03%	4.49%	5.89%	18.29%	(2.07% )

$3,018	$3,021	$4,348	$4,022	$6,346	$6,757
0.90%	0.90%	0.90%	0.90%	0.70%	0.39%
1.44%	1.34%	1.46%	2.25%	1.60%	1.12%
0.85%	1.27%	1.86%	2.04%	4.35%	4.66%
0.31%	0.83%	1.30%	0.69%	3.45%	3.93%
537%	517%	503%	528%	346%	391%

[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

29

Financial highlights
Delaware Core Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] During the period ended July 31, 2010, the Fund changed its fiscal year end from Oct. to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying Notes, which are an integral part of the financial statements.

30

			11/1/09	9/30/09[2]
Year Ended			to	to
7/31/13	7/31/12	7/31/11	7/31/10[1]	10/31/09
$11.190	$10.930	$10.790	$10.370	$10.310

0.010	0.058	0.120	0.103	0.030
(0.453)	0.707	0.273	0.469	0.059
(0.443)	0.765	0.393	0.572	0.089

(0.091)	(0.123)	(0.169)	(0.152)	(0.029)
(0.366)	(0.382)	(0.084)	—	—
(0.457)	(0.505)	(0.253)	(0.152)	(0.029)

$10.290	$11.190	$10.930	$10.790	$10.370

(4.12% )	7.20%	3.70%	5.67%	0.86%

$702	$1,483	$347	$145	$2
1.65%	1.65%	1.65%	1.65%	1.65%
2.14%	2.04%	2.16%	2.95%	5.32%
0.10%	0.52%	1.11%	1.29%	3.33%

(0.39% )	0.13%	0.60%	(0.01% )	(0.34% )
537%	517%	503%	528%	346% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5] Portfolio turnover is representative of the Fund for the entire year.

31

Financial highlights
Delaware Core Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] During the period ended July 31, 2010, the Fund changed its fiscal year end from Oct. to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Includes adjustments from the period ending July 31, 2010 in the amount of $13 (or $0.063 per share) which impacted total return by -0.59%. The adjustment is to correct a misallocation of distributions among share classes, which had no impact on distribution amounts reported and paid to shareholders.

See accompanying Notes, which are an integral part of the financial statements.

32

				11/1/09	9/30/09[2]
Year Ended				to	to
7/31/13	7/31/12	7/31/11		7/31/10[1]	10/31/09
$11.170	$10.920	$10.830		$10.370	$10.310

0.064	0.113	0.174		0.141	0.035
(0.457)	0.700	0.226	[4]	0.510	0.059
(0.393)	0.813	0.400	[4]	0.651	0.094

(0.141)	(0.181)	(0.226)		(0.191)	(0.034)
(0.366)	(0.382)	(0.084)		—	—
(0.507)	(0.563)	(0.310)		(0.191)	(0.034)

$10.270	$11.170	$10.920	[4]	$10.830	$10.370

(3.68% )	7.68%	3.76%	[4]	6.44%	0.90%

$2	$2	$2		$2	$2
1.15%	1.15%	1.15%		1.15%	1.15%
1.74%	1.64%	1.76%		2.55%	4.92%
0.60%	1.02%	1.61%		1.79%	3.83%

0.01%	0.53%	1.00%		0.39%	0.06%
537%	517%	503%		528%	346% [6]

[5] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[6] Portfolio turnover is representative of the Fund for the entire year.

33

Financial highlights
Delaware Core Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] During the period ended July 31, 2010, the Fund changed its fiscal year end from Oct. to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying Notes, which are an integral part of the financial statements.

34

			11/1/09	9/30/09[2]
Year Ended			to	to
7/31/13	7/31/12	7/31/11	7/31/10[1]	10/31/09
$11.240	$10.980	$10.830	$10.370	$10.310

0.119	0.168	0.227	0.181	0.039
(0.453)	0.708	0.285	0.512	0.060
(0.334)	0.876	0.512	0.693	0.099

(0.200)	(0.234)	(0.278)	(0.233)	(0.039)
(0.366)	(0.382)	(0.084)	—	—
(0.566)	(0.616)	(0.362)	(0.233)	(0.039)

$10.340	$11.240	$10.980	$10.830	$10.370

(3.13% )	8.25%	4.83%	6.76%	0.96%

$13,997	$24,937	$21,350	$15,895	$2
0.65%	0.65%	0.65%	0.65%	0.65%
1.14%	1.04%	1.16%	1.95%	4.32%
1.10%	1.52%	2.11%	2.29%	4.33%

0.61%	1.13%	1.60%	0.99%	0.66%
537%	517%	503%	528%	346% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5] Portfolio turnover is representative of the Fund for the entire year.

35

Notes to financial statements
Delaware Core Bond Fund	July 31, 2013

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Core Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

36

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010–July 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

37

Notes to financial statements
Delaware Core Bond Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended July 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended July 31, 2013, the Fund earned $12 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

38

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to prevent the annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), from exceeding 0.65% of the Fund’s average daily net assets from Nov. 28, 2012 through Nov. 28, 2013. This waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended July 31, 2013, the Fund was charged $1,259 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fee from Nov. 28, 2012 through Nov. 28, 2013 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets.

At July 31, 2013, the Fund had receivables due from or liabilities payable to affiliates as follows:

Investment management fees receivable from DMC	$17,093
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	402
Distribution fees payable to DDLP	1,265
Other expenses payable to DMC and affiliates*	130

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

39

Notes to financial statements
Delaware Core Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2013, the Fund was charged $776 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended July 31, 2013, DDLP earned $2,069 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2013, DDLP received gross CDSC commissions of $1,306 on redemptions of Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended July 31, 2013, the Fund made purchases of $77,783,732 and sales of $84,090,800 of investment securities other than U.S. government securities and short-term investments. For the year ended July 31, 2013, the Fund made purchases of $54,198,018 and sales of $58,058,053 of long-term U.S. government securities.

At July 31, 2013, the cost of investments for federal income tax purposes was $21,608,596. At July 31, 2013, the net unrealized depreciation was $135,934, of which $324,283 related to unrealized appreciation of investments and $460,217 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’ s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

40

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Total
Agency, Asset- &
Mortgage-Backed Securities	$—	$8,155,735	$8,155,735
Corporate Debt	—	5,224,487	5,224,487
U.S. Treasury Obligations	—	3,893,460	3,893,460
Preferred Stock	39,448	—	39,448
Short-Term Investments	—	4,159,532	4,159,532
Total	$39,448	$21,433,214	$21,472,662

During the year ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

41

Notes to financial statements
Delaware Core Bond Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2013 and 2012 was as follows:

	Year Ended
	7/31/13	7/31/12
Ordinary income	$1,151,224	$1,354,213
Long-term capital gains	191,897	55,348
Total	$1,343,121	$1,409,561

5. Components of Net Assets on a Tax Basis

As of July 31, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$18,157,428
Distributions payable	(8,420)
Qualified late-year losses deferrals	(294,094)
Unrealized appreciation (depreciation)	(135,934)
Net assets	$17,718,980

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distribution payable and tax treatment of market discount and premium on debt instruments.

Qualified late year losses represent losses realized on investment transactions from Nov. 1, 2012 through July 31, 2013 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, market discount and premium on certain debt instruments and paydowns of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2013, the Fund recorded the following reclassifications:

Distributions in excess of net investment income	$177,676
Accumulated net realized loss	(177,676)

42

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	7/31/13	7/31/12
Shares Sold:
Class A	172,416	218,268
Class C	68,139	165,321
Institutional Class	717,255	694,459

Shares issued upon reinvestment of dividends and distributions:
Class A	14,294	23,665
Class C	4,457	3,469
Class R	10	11
Institutional Class	98,630	94,161
	1,075,201	1,199,354
Shares redeemed:
Class A	(163,339)	(370,021)
Class C	(136,919)	(67,983)
Institutional Class	(1,681,006)	(513,869)
	(1,981,264)	(951,873)
Net increase (decrease)	(906,063)	247,481

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of July 31, 2013, or at any time during the year then ended.

43

Notes to financial statements
Delaware Core Bond Fund

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund invests in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the year ended July 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options,

44

the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the year ended July 31, 2013.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended July 31, 2013.

	Long	Short
	Derivative	Derivative
	Volume	Volume
Options contracts (average notional value)	$911	$—
Futures contracts (average notional value)	—	121,734

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of

45

Notes to financial statements
Delaware Core Bond Fund

9. Securities Lending (continued)

investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund had no securities out on loan as of July 31, 2013.

10. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

46

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities maybe more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

47

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds
and the Shareholders of Delaware Core Bond Fund:

In our opinion, the accompanying statement of net assets, statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Core Bond Fund (one of the series constituting Delaware Group Income Funds, hereinafter referred to as the “Fund”) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period November 1, 2009 through July 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended October 31, 2009 were audited by other independent accountants whose report dated December 22, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 20, 2013

48

Other Fund information
(Unaudited)
Delaware Core Bond Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2013, the Fund designates distributions paid during the year as follows:

(A) Long-term Capital Gain Distributions (Tax Basis)	14.29%
(B) Ordinary Income Distribution (Tax Basis)*	85.71%
Total Distributions (Tax Basis)	100%
(C) Qualifying Dividends[1]	0.43%

(A)	and (B) are based on a percentage of the Fund’s total distributions.
(C)	is based on a percentage of the Fund’s ordinary income distributions.
1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended July 31, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and as extended by the Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. The Fund intends to designate up to a maximum amount of 0.43% to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV.

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

50

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

52

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

54

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

55

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

56

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

57

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Core Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

58

Annual report Delaware Diversified Floating Rate Fund July 31, 2013 Fixed income mutual fund

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Floating Rate Fund at delawareinvestments.com.

Manage your investments online
  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Floating Rate Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation	10
Statement of net assets	12
Statement of operations	38
Statements of changes in net assets	40
Financial highlights	42
Notes to financial statements	50
Report of independent registered
public accounting firm	66
Other Fund information	67
Board of trustees/directors and
officers addendum	68
About the organization	76

Unless otherwise noted, views expressed herein are current as of July 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Diversified Floating Rate Fund	August 6, 2013

Performance preview (for the year ended July 31, 2013)
Delaware Diversified Floating Rate Fund (Class A shares)	1-year return	+2.61%
BofA Merrill Lynch U.S. Dollar 3-Month LIBOR
Constant Maturity Index (benchmark)	1-year return	+0.36%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Diversified Floating Rate Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Markets largely influenced by central bank actions

Globally, economic growth remained tepid but positive during the Fund’s fiscal year ended July 31, 2013. Widespread central bank easing (amid tightening fiscal policy around the globe) made liquidity widely available, pushing bond yields down most of the period and making equities relatively more attractive.

Within this context of fiscal tightening and easy money, economic fundamentals improved to some degree during the fiscal year, as housing continued to recover, energy remained relatively inexpensive, and household balance sheets strengthened. Furthermore, the U.S. Federal Reserve announced plans to buy $45 billion in Treasury securities each month and $40 billion a month in mortgage-backed securities.

Volatility sets in

Late in the fiscal year, bond yields rose and there was heightened volatility across many parts of the global financial markets. The trigger was the Fed’s June 19 statement that reflected a slightly more optimistic view of the economy and little concern for the “transitory factors” keeping inflation below its target. During his press conference, Fed Chairman Ben Bernanke seemed to take a more aggressive tone related to the timing of future tapering of asset purchases, saying that tapering could be announced late in 2013 (perhaps in September) and perhaps completed by mid-2014.

Within the Fund

For the fiscal year ended July 31, 2013, Delaware Diversified Floating Rate Fund (Class A shares) returned +2.61% at net asset value and -0.19% at maximum offer price (both returns reflect all distributions reinvested). During the same period, the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index returned +0.36%. For complete, annualized performance of Delaware Diversified Floating Rate Fund, please see the table on page 4.

We maintained a defensive strategy during the fiscal year, as approximately 70% of the Fund’s securities had credit ratings that were above investment grade. Notes about the Fund’s performance:

  Bank loans were the strongest-performing asset class and a contributor to the Fund’s relative performance during the fiscal year. Investors’ preference for riskier assets appeared to drive the demand for bank loans as relaxed monetary policy emanating from the Fed and the ECB seemed to encourage

1

Portfolio management review
Delaware Diversified Floating Rate Fund

greater risk-taking. Also, as interest rates rose in the latter part of the period and assets were moved out of traditional fixed income, inflows into the bank loan market occurred as investors sought the potential benefits of floating rate assets.

  A small allocation to convertible bonds performed well, as the equity markets generated strong returns during the fiscal year. Generally, the Fund’s holdings were targeted more toward bond-like structures in the convertible space in that they traded more like a fixed rate bond than an equity security. The Fund’s holdings certainly participated in some of the upward price movement of the equity market, though they did not take advantage of equities’ full rise.

  We also continued to find investment grade corporate bonds to be an attractive asset class due to the fundamentals among corporate issuers that we believe are still generally favorable, including the strong balance sheets maintained by many issuers over the last several years. Within the Fund’s investment grade holdings, financials contributed favorably to performance. However, performance within the industrials segment was mixed, as concerns about declining commodity prices weighed on sectors such as metals-and-mining and energy. New Exploration and Barrick Gold Corporation are two examples of holdings that underperformed.

  Higher-quality structured products such as mortgage-backed securities and asset-backed securities had positive results. In general, conservative holdings, primarily AAA-rated, were viewed as a source of liquidity.

  The Fund’s allocation to emerging market securities detracted from relative performance for the fiscal year. We increased the Fund’s exposure to emerging markets early in the period when they provided, in our view, a favorable risk-reward profile. More recently, however, those holdings hindered performance as concerns about a change in monetary policies and slowing growth in emerging market countries resulted in a significant selloff of many emerging market sovereign bonds. We initiated credit hedges late in the period to seek to buffer both the price volatility and reduction in liquidity that occurred among the Fund’s emerging market holdings.

Within a relatively timid economic environment, signs of volatility remain

As we prepare for the latter part of 2013 and early 2014, we do not anticipate making significant changes to the Fund’s portfolio. The Fund is positioned with the expectation of relatively benign economic growth in the developed world. However, we are prepared for several macroeconomic concerns in the second half of 2013 that could increase volatility. These include potential changes to monetary policy (concerning the Fed’s quantitative easing program), along with the upcoming September 2013 debt ceiling negotiations in Congress. We will also continue to monitor the trajectory of economic expansion in China, because its performance is important to the overall

2

psychology of the markets and also in maintaining the health of China’s trading partners, particularly among other emerging market countries.

Also of interest are the upcoming elections in Europe in the fall of 2013, especially the election in Germany, which we believe may serve as a referendum on European regional economic policies. We generally intend to stay nimble, prepared to take action within the Fund should any of these events affect global markets in a way that we believe potentially warrants portfolio adjustments.

A closing word: managing risk through derivatives

For the fiscal year, a notable component of the Fund’s total return was derived from its investments in derivatives. In addition to typical floating-rate securities, the Fund uses derivative instruments as risk management tools, effectively converting the interest payments from a group of fixed-rate securities into floating-rate payments. The derivatives used with this strategy are primarily interest rate swaps, which allow the Fund to seek to take advantage of potential investment opportunities that, in our view, may exist in fixed-rate securities. The Fund’s use of interest rate swaps is generally used to provide the Fund with a measure of diversification into sectors outside the traditional floating-rate markets, and it makes up the majority of the Fund’s derivative exposure. For the fiscal year ended July 31, 2013, interest rate swaps contributed nearly 75 basis points to the Fund’s absolute rate of return (one basis point equals 1/100 of one percentage point).

3

Performance summary
Delaware Diversified Floating Rate Fund	July 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through July 31, 2013
	1 year	3 years	Lifetime
Class A (Est. Feb. 26, 2010)
Excluding sales charge	+2.61%	+2.72%	+2.64%
Including sales charge	-0.19%	+1.77%	+1.81%
Class C (Est. Feb. 26, 2010)
Excluding sales charge	+1.85%	+1.97%	+1.88%
Including sales charge	+0.85%	+1.97%	+1.88%
Class R (Est. Feb. 26, 2010)
Excluding sales charge	+2.36%	+2.46%	+2.37%
Including sales charge	+2.36%	+2.46%	+2.37%
Institutional Class (Est. Feb. 26, 2010)
Excluding sales charge	+2.87%	+2.99%	+2.90%
Including sales charge	+2.87%	+2.99%	+2.90%
BofA Merrill Lynch U.S. Dollar 3-Month LIBOR
Constant Maturity Index (benchmark)	+0.36%	+0.37%	+0.37%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 28, 2012, through Nov. 28, 2013. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual

4

distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 28, 2012, through Nov. 28, 2013.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Because the Fund may invest in bank loans and other direct indebtedness, it is subject to the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments, which primarily depend on the financial condition of the borrower and the lending institution.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding certain fees and expenses) from exceeding 0.80% of the Fund’s average daily net assets from Nov. 28, 2012, through Nov. 28, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	1.12%	1.82%	1.42%	0.82%
(without fee waivers)
Net expenses	1.05%	1.80%	1.30%	0.80%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

5

Performance summary
Delaware Diversified Floating Rate Fund

Performance of a $10,000 investment1
Average annual total returns from Feb. 26, 2010 (Fund’s inception), through July 31, 2013

For period beginning Feb. 26, 2010, through July 31, 2013	Starting value	Ending value
Delaware Diversified Floating Rate Fund — Class A shares	$9,725	$10,629
BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index	$10,000	$10,126

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Feb. 26, 2010, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index as of Feb. 26, 2010. The BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index represents the London interbank offered rate (LIBOR) with a constant 3-month average maturity. LIBOR, published by the British Bankers’ Association, is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

6

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DDFAX	245908660
Class C	DDFCX	245908652
Class R	DDFFX	245908645
Institutional Class	DDFLX	245908637

7

Disclosure of Fund expenses
For the six-month period from February 1, 2013 to July 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Feb. 1, 2013 to July 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Diversified Floating Rate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/13	7/31/13	Expense Ratio	2/1/13 to 7/31/13*
Actual Fund return†
Class A	$1,000.00	$1,002.40	1.01%	$5.01
Class C	1,000.00	999.80	1.76%	8.73
Class R	1,000.00	1,002.40	1.26%	6.26
Institutional Class	1,000.00	1,004.80	0.76%	3.78
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.79	1.01%	$5.06
Class C	1,000.00	1,016.07	1.76%	8.80
Class R	1,000.00	1,018.55	1.26%	6.31
Institutional Class	1,000.00	1,021.03	0.76%	3.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

9

Security type/sector allocation
Delaware Diversified Floating Rate Fund	As of July 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.28%
Agency Mortgage-Backed Securities	0.01%
Commercial Mortgage-Backed Securities	0.06%
Convertible Bonds	1.01%
Corporate Bonds	55.68%
Aerospace & Defense	0.18%
Auto Manufacturers	0.87%
Automobiles & Automotive Parts	0.07%
Banking	12.66%
Beverages	3.05%
Building & Materials	0.10%
Chemicals	0.65%
Commercial Services	1.29%
Computers	1.63%
Diversified Financial Services	5.07%
Electric	4.63%
Electrical Equipment & Components	0.32%
Food	2.50%
Forest/Paper Products	0.12%
Gas	0.44%
Healthcare	1.77%
Housewares	0.48%
Insurance	2.65%
Internet	0.40%
Iron/Steel	0.19%
Leisure	0.07%
Lodging	0.07%
Media	1.18%
Mining	0.60%
Miscellaneous Manufacturing	0.41%
Oil & Gas	4.04%
Packaging & Containers	0.07%
Pharmaceuticals	3.17%
Pipelines	1.37%
Real Estate	1.18%

10

Security type/sector	Percentage of net assets
Corporate Bonds (continued)
Retail	0.55%
Software	1.23%
Telecommunications	2.42%
Transportation	0.25%
Municipal Bonds	0.62%
Non-Agency Asset-Backed Securities	5.98%
Regional Bonds	0.45%
Senior Secured Loans	32.59%
Sovereign Bonds	0.54%
Supranational Bank	0.21%
U.S. Treasury Obligation	0.06%
Convertible Preferred Stock	0.02%
Preferred Stock	0.29%
Short-Term Investments	8.43%
Total Value of Securities	106.23%
Liabilities Net of Receivables and Other Assets	(6.23%)
Total Net Assets	100.00%

11

Statement of net assets
Delaware Diversified Floating Rate Fund	July 31, 2013

		Principal amount°		Value (U.S. $)
	Agency Collateralized Mortgage Obligations – 0.28%
•	Fannie Mae REMICs
	Series 2004-36 FA 0.59% 5/25/34	USD	71,805	$72,164
	Series 2005-66 FD 0.49% 7/25/35		84,446	84,498
	Series 2005-106 QF 0.70% 12/25/35		526,035	531,415
	Series 2006-105 FB 0.61% 11/25/36		77,638	78,135
	Series 2007-109 NF 0.74% 12/25/37		37,457	37,861
•	Freddie Mac REMICs
	Series 3067 FA 0.541% 11/15/35		158,494	159,099
	Series 3239 EF 0.541% 11/15/36		144,627	145,094
	Series 3241 FM 0.571% 11/15/36		16,971	17,051
	Series 3780 LF 0.591% 3/15/29		25,676	25,704
	Total Agency Collateralized Mortgage Obligations
	(cost $1,138,831)			1,151,021

	Agency Mortgage-Backed Securities – 0.01%
•	Freddie Mac ARM 2.382% 2/1/35		22,687	23,991
	Total Agency Mortgage-Backed Securities
	(cost $23,963)			23,991

	Commercial Mortgage-Backed Securities – 0.06%
	JPMorgan Chase Commercial Mortgage Securities
	Series 2011-C5 A3 4.171% 8/15/46		100,000	105,179
#	VNO Mortgage Trust
	Series 2012-6AVE 144A 2.996% 11/15/30		155,000	145,780
	Total Commercial Mortgage-Backed Securities
	(cost $273,640)			250,959

	Convertible Bonds – 1.01%
Φ	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/12/27		454,000	423,355
	Headwaters 2.50% exercise price $29.48,
	expiration date 1/29/14		33,000	33,144
	L-3 Communications Holdings 3.00%
	exercise price $90.24, expiration date 8/1/35		310,000	334,219
	Leap Wireless International 4.50% exercise price
	$93.21, expiration date 7/10/14		407,000	416,412

12

	Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
Linear Technology 3.00% exercise price $41.46,
expiration date 4/30/27	USD	205,000	$222,681
Live Nation Entertainment 2.875% exercise price $27.14,
expiration date 7/14/27		334,000	339,010
MGM Resorts International 4.25% exercise price $18.58,
expiration date 4/10/15		305,000	356,278
Mylan 3.75% exercise price $13.32,
expiration date 9/15/15		19,000	48,581
Nuance Communications 2.75% exercise price $32.30,
expiration date 11/1/31		310,000	317,363
NuVasive 2.75% exercise price $42.13,
expiration date 6/30/17		200,000	196,000
PHH 4.00% exercise price $25.80,
expiration date 8/27/14		665,000	727,759
SanDisk 1.50% exercise price $52.37,
expiration date 8/11/17		289,000	367,572
Steel Dynamics 5.125% exercise price $17.21,
expiration date 6/15/14		18,000	19,541
Tibco Software 2.25% exercise price $50.57,
expiration date 4/30/32		340,000	344,675
# Vantage Drilling Company 144A 5.50%
exercise price $2.39, expiration date 7/15/43		83,000	87,358
Total Convertible Bonds (cost $4,036,756)			4,233,948

Corporate Bonds – 55.68%
Aerospace & Defense – 0.18%
• United Technologies 0.775% 6/1/15		750,000	755,489
			755,489
Auto Manufacturers – 0.87%
# Daimler Finance North America 144A
•0.87% 1/9/15		350,000	351,276
•1.125% 8/1/18		710,000	711,894
•1.472% 9/13/13		1,290,000	1,291,360
2.25% 7/31/19		900,000	881,844
#• Volkswagen International Finance 144A 1.022% 3/21/14		400,000	401,821
			3,638,195
Automobiles & Automotive Parts – 0.07%
Delphi 6.125% 5/15/21		265,000	290,838
			290,838

13

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking – 12.66%
•	Abbey National Treasury Services 1.844% 4/25/14	USD	785,000	$792,009
#	Banco do Brasil 144A 3.75% 7/25/18	EUR	420,000	554,473
#	Banco Santander Mexico 144A 4.125% 11/9/22	USD	300,000	279,375
	Bancolombia 5.125% 9/11/22		117,000	109,395
#	Bank Nederlandse Gemeenten 144A
	•0.436% 7/18/16		1,862,000	1,862,214
	2.50% 1/23/23		326,000	304,039
•	Bank of America
	0.528% 10/14/16		575,000	563,202
	1.343% 3/22/18		2,200,000	2,197,575
	1.685% 1/30/14		180,000	181,017
	5.20% 12/29/49		385,000	348,425
•	Bank of Montreal
	0.734% 4/29/14		625,000	627,225
	0.788% 7/15/16		3,220,000	3,227,061
•	Bank of New York Mellon 4.50% 12/31/49		240,000	224,100
•	Bank of Nova Scotia
	0.673% 3/15/16		2,200,000	2,200,320
	0.788% 7/15/16		1,420,000	1,422,286
	Barclays Bank 7.625% 11/21/22		400,000	399,000
•	BB&T 1.133% 6/15/18		2,086,000	2,089,463
	BBVA U.S. Senior 4.664% 10/9/15		200,000	206,556
•	Branch Banking & Trust
	0.574% 5/23/17		750,000	735,410
	0.592% 9/13/16		775,000	764,273
#•	CoBank 144A 0.873% 6/15/22		75,000	68,049
•	Deutsche Bank 4.296% 5/24/28		400,000	363,951
•	Fifth Third Bancorp
	0.683% 2/26/16		1,130,000	1,125,243
	5.10% 12/31/49		315,000	298,463
•	Fifth Third Capital Trust IV 6.50% 4/15/37		50,000	50,188
	Goldman Sachs Group
	•1.465% 4/30/18		1,410,000	1,411,647
	2.90% 7/19/18		75,000	75,219
#•	HBOS Capital Funding 144A 6.071% 6/29/49		1,510,000	1,457,150
#	HSBC Bank 144A
	•0.915% 5/15/18		1,400,000	1,400,983
	4.75% 1/19/21		1,130,000	1,228,284

14

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	JPMorgan Chase
	0.602% 6/13/16	USD	4,080,000	$4,013,136
	5.15% 12/29/49		50,000	46,625
	Morgan Stanley
	•1.523% 2/25/16		930,000	935,733
	•1.546% 4/25/18		1,735,000	1,725,228
	4.10% 5/22/23		475,000	446,802
#•	National Australia Bank 144A 0.989% 4/11/14		990,000	994,944
•	National City Bank 0.644% 6/7/17		500,000	489,618
#•	Nederlandse Waterschapsbank 144A 0.314% 10/27/14		600,000	600,500
	PNC Bank 3.80% 7/25/23		1,180,000	1,167,597
•	PNC Financial Services Group 4.85% 5/29/49		260,000	237,250
•	PNC Funding 0.466% 1/31/14		685,000	685,113
	Regions Financial
	2.00% 5/15/18		1,860,000	1,792,593
	5.75% 6/15/15		140,000	150,363
•	Royal Bank of Canada
	0.644% 3/8/16		745,000	746,447
	0.965% 10/30/14		1,100,000	1,108,613
	Royal Bank of Scotland Group 6.10% 6/10/23		110,000	105,681
#	Russian Agricultural Bank 144A 5.10% 7/25/18		325,000	326,788
#	Sberbank 144 A 4.95% 2/7/17		200,000	210,240
#	Standard Chartered 144A
	•1.225% 5/12/14		500,000	502,995
	3.95% 1/11/23		205,000	192,816
	State Street 3.10% 5/15/23		345,000	323,578
•	SunTrust Bank 0.564% 8/24/15		985,000	971,350
•	Svenska Handelsbanken 0.722% 3/21/16		615,000	617,015
•	Toronto-Dominion Bank 0.815% 4/30/18		1,325,000	1,330,903
•	U.S. Bank 0.548% 10/14/14		920,000	922,025
•	USB Capital IX 3.50% 10/29/49		440,000	391,600
#	Vnesheconombank 144A
	5.375% 2/13/17		200,000	213,500
	6.025% 7/5/22		200,000	211,000
•	Wells Fargo & Company
	0.794% 7/20/16		1,480,000	1,482,396
	0.895% 4/23/18		2,600,000	2,603,083

15

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Zions Bancorp
	4.50% 3/27/17	USD	315,000	$334,362
	4.50% 6/13/23		420,000	417,722
				52,864,211
Beverages – 3.05%
•	Anheuser-Busch InBev Worldwide 0.628% 7/14/14		350,000	350,927
•	Coca-Cola Enterprises 0.574% 2/18/14		550,000	550,584
	Constellation Brands
	3.75% 5/1/21		165,000	154,688
	4.25% 5/1/23		110,000	103,950
#	Heineken 144A 1.40% 10/1/17		2,520,000	2,466,277
•	PepsiCo 0.483% 2/26/16		2,890,000	2,893,320
#	Pernod-Ricard 144A
	2.95% 1/15/17		2,250,000	2,307,458
	5.75% 4/7/21		1,305,000	1,473,062
#	SABMiller Holdings 144A 1.85% 1/15/15		2,420,000	2,455,228
				12,755,494
Building & Materials – 0.10%
#	Cemex Espana Luxembourg 144A 9.25% 5/12/20		175,000	192,063
#	Cemex SAB 144A 9.50% 6/15/18		200,000	224,500
				416,563
Chemicals – 0.65%
	CF Industries 7.125% 5/1/20		250,000	298,036
	Dow Chemical 8.55% 5/15/19		140,000	180,357
	LYB International Finance 4.00% 7/15/23		1,750,000	1,740,274
	LyondellBasell Industries 5.75% 4/15/24		270,000	303,305
#	Uralkali 144A 3.723% 4/30/18		200,000	184,946
				2,706,918
Commercial Services – 1.29%
	ADT
	2.25% 7/15/17		1,600,000	1,527,109
	4.125% 6/15/23		105,000	90,440

16

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Commercial Services (continued)
#	ERAC USA Finance 144A
	2.80% 11/1/18	USD	555,000	$555,918
	5.25% 10/1/20		120,000	133,601
#	Glencore Funding 144A 2.50% 1/15/19		465,000	427,171
#	Korea Expressway 144A 1.875% 10/22/17		200,000	194,813
	Total System Services 2.375% 6/1/18		1,440,000	1,401,971
#	URS 144A 4.35% 4/1/17		220,000	225,147
	Western Union 2.875% 12/10/17		845,000	851,486
				5,407,656
Computers – 1.63%
•	Apple 0.516% 5/3/18		4,200,000	4,200,983
	EMC 2.65% 6/1/20		130,000	129,128
•	Hewlett-Packard 0.673% 5/30/14		75,000	74,862
	International Business Machines
	1.25% 2/6/17		1,000,000	995,018
	1.25% 2/8/18		500,000	489,501
	NetApp 3.25% 12/15/22		645,000	596,142
•	Xerox 1.672% 9/13/13		300,000	300,266
				6,785,900
Diversified Financial Services – 5.07%
#•	American Honda Finance 0.648% 5/26/16		2,930,000	2,930,823
#	Banco BTG Pactual 144A 4.00% 1/16/20		200,000	172,000
•	Bear Stearns 3.16% 4/24/14	AUD	100,000	89,767
•	Caterpillar Financial Services 0.513% 2/26/16	USD	820,000	820,534
#	CDP Financial 144A 4.40% 11/25/19		250,000	275,759
#	Columbus International 144A 11.50% 11/20/14		540,000	585,900
#	Crown Castle Towers 144A 4.883% 8/15/20		685,000	729,891
•	Ford Motor Credit Company 1.516% 5/9/16		2,800,000	2,807,952
	General Electric Capital
	#144A 3.80% 6/18/19		250,000	261,833
	•0.646% 5/5/26		965,000	888,678
	•1.273% 3/15/23		1,050,000	1,057,158
	6.00% 8/7/19		215,000	250,897
	•7.125% 12/15/49		200,000	225,376
#	Hyundai Capital America 144A 4.00% 6/8/17		310,000	324,042
	International Lease Finance 6.25% 5/15/19		360,000	381,600
	Jefferies Group 5.125% 1/20/23		875,000	887,206

17

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Diversified Financial Services (continued)
•	National Rural Utilities Cooperative Finance
	0.523% 5/27/16	USD	1,750,000	$1,750,250
	4.75% 4/30/43		310,000	299,925
•	Paccar Financial
	0.523% 6/5/14		670,000	671,324
	0.536% 2/8/16		900,000	899,890
#	Temasek Financial I 144A 2.375% 1/23/23		250,000	226,365
#	Tenedora Nemak 144A 5.50% 2/28/23		400,000	396,000
•	Toyota Motor Credit
	0.424% 3/10/15		315,000	315,130
	0.435% 1/23/15		1,720,000	1,722,521
	0.564% 5/17/16		850,000	850,354
#•	USB Realty 144A 1.415% 12/22/49		300,000	261,000
#•	ZFS Finance USA Trust II 144A 6.45% 12/15/65		1,000,000	1,072,499
				21,154,674
Electric – 4.63%
	Ameren Illinois 9.75% 11/15/18		165,000	222,661
•	Appalachian Power Company 0.649% 8/16/13		3,965,000	3,965,376
•	Duke Energy Indiana 0.619% 7/11/16		2,350,000	2,350,362
#•	Electricite de France 144A 5.25% 12/29/49		515,000	493,372
#	Eskom Holdings Ltd 144A 6.75% 8/6/23		215,000	213,259
	Exelon Generation 4.25% 6/15/22		1,500,000	1,510,044
•	Georgia Power 0.593% 3/15/16		2,100,000	2,101,938
	Great Plains Energy
	4.85% 6/1/21		730,000	787,134
	5.292% 6/15/22		270,000	295,834
•	Integrys Energy Group 6.11% 12/1/66		410,000	430,823
	LG&E & KU Energy 3.75% 11/15/20		350,000	358,319
	National Fuel Gas 3.75% 3/1/23		410,000	398,142
	NextEra Energy Capital Holdings
	3.625% 6/15/23		180,000	174,703
	•6.35% 10/1/66		585,000	608,833
	Nisource Finance Corp 3.85% 2/15/23		2,055,000	2,019,839
•	Northeast Utilities 1.022% 9/20/13		400,000	400,341
•	NSTAR Electric Company 0.514% 5/17/16		850,000	848,945
	NV Energy 6.25% 11/15/20		390,000	460,490
	Pennsylvania Electric 5.20% 4/1/20		625,000	682,978

18

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
•	PPL Capital Funding 6.70% 3/30/67	USD	115,000	$119,696
	SCANA 4.125% 2/1/22		305,000	299,995
•	Southern California Edison 0.723% 9/15/14		440,000	441,940
•	Wisconsin Energy 6.25% 5/15/67		155,000	163,275
				19,348,299
Electrical Equipment & Components – 0.32%
	Agilent Technologies 3.875% 7/15/23		255,000	248,742
	Energizer Holding 4.70% 5/24/22		215,000	217,486
	National Semiconductor 6.60% 6/15/17		310,000	365,047
#	Samsung Electronics America 144A 1.75% 4/10/17		500,000	495,472
				1,326,747
Food – 2.50%
#	Aramark 144A 5.75% 3/15/20		1,300,000	1,358,500
#	BFF International 144A 7.25% 1/28/20		100,000	111,000
#	BRF 3.95% 5/22/23		300,000	258,750
#	Brasil Foods 144A 5.875% 6/6/22		200,000	203,500
•	Campbell Soup 0.565% 8/1/14		1,030,000	1,031,575
#	Cosan Luxembourg 144A 5.00% 3/14/23		400,000	376,000
#	ESAL 144A 6.25% 2/5/23		400,000	369,000
•	General Mills
	0.564% 1/29/16		770,000	770,095
	0.624% 5/16/14		1,780,000	1,783,599
•	Kellogg 0.505% 2/13/15		3,620,000	3,623,041
	Kroger Company 3.85% 8/1/23		365,000	363,249
#	Want Want China Finance Ltd 1.875% 5/14/18		200,000	190,374
				10,438,683
Forest/Paper Products – 0.12%
	Georgia-Pacific 8.00% 1/15/24		400,000	519,596
				519,596
Gas – 0.44%
	CenterPoint Energy 6.50% 5/1/18		150,000	178,376
#	Korea Gas 144A 2.875% 7/29/18		435,000	435,360
•	Sempra Energy 1.033% 3/15/14		1,200,000	1,203,500
				1,817,236
Healthcare – 1.77%
•	Baxter International 0.445% 12/11/14		3,270,000	3,272,436
#	CareFusion 144A 3.30% 3/1/23		335,000	316,029
	Covidien International Finance 2.95% 6/15/23		260,000	248,183

19

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
•	Quest Diagnostics 1.123% 3/24/14	USD	1,115,000	$1,118,425
	WellPoint 2.375% 2/15/17		2,400,000	2,437,378
				7,392,451
Housewares – 0.48%
•	Kimberly-Clark 0.394% 5/15/16		950,000	949,609
	Newell Rubbermaid 2.05% 12/1/17		1,075,000	1,061,532
				2,011,141
Insurance – 2.65%
	American International Group 8.25% 8/15/18		700,000	877,708
•	Berkshire Hathaway Finance 0.599% 1/10/14		820,000	821,260
•	Chubb 6.375% 3/29/67		260,000	282,750
#	ING US 144A
	2.90% 2/15/18		370,000	369,434
	5.50% 7/15/22		185,000	200,075
	•5.65% 5/15/53		485,000	457,113
#	Liberty Mutual Group 144A
	4.25% 6/15/23		1,070,000	1,051,490
	4.95% 5/1/22		120,000	124,576
#•	Metropolitan Life Global Funding I 144A
	0.798% 7/15/16		4,350,000	4,351,940
	3.00% 1/10/23		420,000	401,022
#•	Principal Life Global Funding II 144A 0.643% 5/27/16		1,530,000	1,532,777
•	Prudential Financial 5.625% 6/15/43		365,000	354,963
•	XL Group 6.50% 12/29/49		255,000	251,813
				11,076,921
Internet – 0.40%
	Amazon.com 2.50% 11/29/22		755,000	694,358
	Baidu
	3.25% 8/6/18		585,000	587,713
	3.50% 11/28/22		200,000	183,575
#	Tencent Holdings 144A 3.375% 3/5/18		200,000	202,478
				1,668,124
Iron/Steel – 0.19%
#	Gerdau Trade 144A 4.75% 4/15/23		270,000	247,050
	Nucor 4.00% 8/1/23		235,000	231,794
	Precision Castparts 1.25% 1/15/18		335,000	325,813
				804,657

20

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Leisure – 0.07%
	Carnival 1.20% 2/5/16	USD	305,000	$303,428
				303,428
Lodging – 0.07%
	Wyndham Worldwide 3.90% 3/1/23		290,000	276,182
				276,182
Media – 1.18%
	Historic TW 6.875% 6/15/18		400,000	484,799
#	Myriad International Holdings 144A
	6.00% 7/18/20		410,000	425,375
	6.375% 7/28/17		200,000	217,240
#•	NBCUniversal Enterprise 144A 0.953% 4/15/18		2,910,000	2,938,250
	Time Warner Cable
	5.85% 5/1/17		360,000	393,529
	8.25% 4/1/19		125,000	145,681
#	Vivendi 144A
	3.45% 1/12/18		55,000	55,588
	6.625% 4/4/18		230,000	263,156
				4,923,618
Mining – 0.60%
#	Barrick Gold 144A
	2.50% 5/1/18		110,000	102,188
	4.10% 5/1/23		530,000	451,641
#	Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23		290,000	262,882
•	Rio Tinto Finance USA 1.113% 6/17/16		995,000	995,987
	Teck Resources 3.75% 2/1/23		310,000	281,041
	Vale Overseas Ltd 5.625% 9/15/19		175,000	190,742
#	Vedanta Resources 6.00% 1/31/19		215,000	210,700
				2,495,181
Miscellaneous Manufacturing – 0.41%
#	Ingersoll-Rand Global Holding Company Ltd
	4.25% 6/15/23		895,000	894,376
	Tyco Electronics Group 1.60% 2/3/15		110,000	111,167
•	VF 1.024% 8/23/13		700,000	700,297
				1,705,840
Oil & Gas – 4.04%
	Apache
	1.75% 4/15/17		765,000	767,280
	5.625% 1/15/17		580,000	657,587

21

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Oil & Gas (continued)
•	BP Capital Markets 0.875% 3/11/14	USD	983,000	$986,291
	CNOOC Finance 2013 3.00% 5/9/23		310,000	282,823
	Continental Resources 4.50% 4/15/23		355,000	346,125
	Ecopetrol 7.625% 7/23/19		185,000	221,075
#	Gazprom Neft 144A 4.375% 9/19/22		200,000	186,040
#	Gazprom Oao Via Gaz Capital 144A 4.95% 5/23/16		200,000	210,500
	Halliburton Company 3.50% 8/1/23		455,000	454,686
#	Kazmunaygas National Company 9.125% 7/2/18		430,000	525,138
	Lukoil International Finance 6.125% 11/9/20		200,000	215,540
	Newfield Exploration 5.625% 7/1/24		1,095,000	1,100,475
	Noble Holding International 3.05% 3/1/16		385,000	398,317
	Ongc Videsh Ltd 2.50% 5/7/18		415,000	394,109
#	Pacific Rubiales Energy 144A 7.25% 12/12/21		335,000	361,800
#	Pertamina Persero 144A
	4.30% 5/20/23		200,000	180,500
	4.875% 5/3/22		200,000	190,500
•	Petrobras Global Finance BV 2.408% 1/15/19		2,195,000	2,162,074
	Petrohawk Energy 7.875% 6/1/15		450,000	457,988
#	Petroleos Mexicanos 144A
	•2.286% 7/18/18		630,000	647,325
	•3.50% 7/18/18		45,000	45,900
	3.50% 1/30/23		340,000	311,950
	Plains Exploration & Production Company 6.50% 11/15/20		380,000	409,433
#•	Schlumberger Investment 144A 0.824% 9/12/14		1,270,000	1,276,881
•	Statoil 0.565% 5/15/18		2,280,000	2,287,003
•	Total Capital Canada 0.648% 1/15/16		1,796,000	1,809,016
				16,886,356
Packaging & Containers – 0.07%
	Rock Tenn
	3.50% 3/1/20		185,000	182,554
	4.00% 3/1/23		100,000	96,458
				279,012
Pharmaceuticals – 3.17%
#	AbbVie 144A
	•1.027% 11/6/15		790,000	797,687
	1.20% 11/6/15		2,500,000	2,510,885
•	DENTSPLY International 1.775% 8/15/13		650,000	650,209
•	Merck & Company 0.634% 5/18/18		3,895,000	3,905,115
22

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Pharmaceuticals (continued)
#	Mylan 144A 2.60% 6/24/18	USD	20,000	$19,985
•	Pfizer 0.575% 6/15/18		3,010,000	3,016,532
#	Zoetis 144A 1.875% 2/1/18		2,370,000	2,330,634
				13,231,047
Pipelines – 1.37%
	El Paso Pipeline Partners Operating 6.50% 4/1/20		120,000	140,306
•	Enbridge Energy Partners 8.05% 10/1/37		511,000	580,335
	Energy Transfer Partners 8.50% 4/15/14		145,000	152,541
•	Enterprise Products Operating 7.034% 1/15/68		250,000	280,896
	Kinder Morgan Energy Partners LP
	2.65% 2/1/19		545,000	548,717
	4.15% 2/1/24		815,000	815,121
	Spectra Energy Capital 3.30% 3/15/23		125,000	113,228
	Sunoco Logistics Partners Operations 3.45% 1/15/23		480,000	451,508
•	Transcanada Pipelines
	0.953% 6/30/16		2,500,000	2,513,285
	6.35% 5/15/67		135,000	141,830
				5,737,767
Real Estate – 1.18%
	Alexandria Real Estate Equities
	3.90% 6/15/23		445,000	428,423
	4.60% 4/1/22		80,000	82,142
#	American Tower Trust I 144A 1.551% 3/15/18		1,280,000	1,249,930
#	Corporate Office Properties 144A 3.60% 5/15/23		225,000	208,801
	Digital Realty Trust 5.25% 3/15/21		310,000	325,475
	Duke Realty 3.625% 4/15/23		180,000	168,420
	Host Hotels & Resorts
	3.75% 10/15/23		330,000	306,888
	4.75% 3/1/23		40,000	40,396
	5.25% 3/15/22		245,000	255,634
	National Retail Properties 3.30% 4/15/23		265,000	245,790
	Realty Income 4.65% 8/1/23		1,305,000	1,339,113
#	WEA Finance 144A 3.375% 10/3/22		85,000	81,281
	Weingarten Realty Investors 3.50% 4/15/23		205,000	191,814
				4,924,107

23

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Retail – 0.55%
#	QVC 144A 4.375% 3/15/23	USD	955,000	$912,777
#	SACI Falabella 144A 3.75% 4/30/23		200,000	183,655
•	Walgreen 0.772% 3/13/14		1,200,000	1,202,019
				2,298,451
Software – 1.23%
	Fidelity National Information Services 3.50% 4/15/23		295,000	272,491
	Oracle
	•0.848% 1/15/19		4,430,000	4,459,583
	2.375% 1/15/19		390,000	393,157
				5,125,231
Telecommunications – 2.42%
•	AT&T 0.66% 2/12/16		2,200,000	2,207,717
•	British Telecommunications 1.397% 12/20/13		300,000	301,093
	CenturyLink 5.80% 3/15/22		225,000	225,563
#	Digicel 144A 6.00% 4/15/21		200,000	196,500
#	Digicel Group 144A 10.50% 4/15/18		200,000	218,000
#	Lynx II 144A 6.375% 4/15/23		200,000	206,250
#	Millicom International Cellular 144A 4.75% 5/22/20		400,000	389,000
#	Qtel International Finance 144A 3.25% 2/21/23		200,000	184,500
#	SBA Tower Trust 144A 2.24% 4/16/18		220,000	217,291
#	SES 144A 3.60% 4/4/23		630,000	599,202
#	TBG Global PTE 4.625% 4/3/18		400,000	395,000
#	Telefonica Chile 144A 3.875% 10/12/22		400,000	368,786
	Telefonica Emisiones 3.192% 4/27/18		895,000	885,122
#	Telemar Norte Leste 5.50% 10/23/20		205,000	193,725
	Verizon Communications
	#•144A 0.474% 3/6/15		990,000	989,154
	2.00% 11/1/16		385,000	394,498
#•	VimpelCom Holdings 144A 4.276% 6/29/14		265,000	266,874
	Virgin Media Secured Finance 6.50% 1/15/18		550,000	576,125
•	Vodafone Group 0.659% 2/19/16		1,300,000	1,300,341
				10,114,741
Transportation – 0.25%
#	DP World Sukuk 144A 6.25% 7/2/17		410,000	449,975
	United Parcel Service 5.125% 4/1/19		510,000	587,259
				1,037,234
Total Corporate Bonds (cost $233,162,456)				232,517,988

24

		Principal amount°		Value (U.S. $)
Municipal Bonds – 0.62%
•	Connecticut State Series A 1.60% 3/1/21	USD	750,000	$761,513
•	Kentucky Higher Education Student Loan Revenue
	Series A-1 0.765% 5/1/20		15,000	14,923
•	Missouri Higher Education Loan Authority Student
	Revenue Series A-1 1.123% 8/27/29		46,063	46,626
•	New Mexico Educational Assistance Foundation
	Series A-3 1.475% 12/1/38		120,000	120,006
•	North Texas Higher Education Authority Student
	Loan Revenue
	Series A-1 1.374% 4/1/40		289,014	294,127
	Series A-2 1.174% 7/1/30		75,000	75,117
•	Oklahoma State Student Loan Authority Revenue
	Series 1 1.498% 6/1/40		821,912	825,068
	Series A-2A 1.475% 9/1/37		95,000	96,803
	State of Georgia 5.00% 2/1/23		295,000	352,973
Total Municipal Bonds (cost $2,565,682)				2,587,156

Non-Agency Asset-Backed Securities – 5.98%
•	Ally Master Owner Trust
	Series 2010-4 A 1.261% 8/15/17		100,000	100,967
#•	Avenue CLO Fund
	Series 2007-6A A1 144A 0.493% 7/17/19		238,769	234,834
#•	Avenue CLO II
	Series 2005-2A A1L 144A 0.525% 10/30/17		1,491,487	1,481,837
	CenterPoint Energy Transition Bond
	Series 2012-1 A2 2.161% 10/15/21		100,000	99,554
•	Chase Issuance Trust
	Series 2013-A3 A3 0.471% 4/15/20		1,000,000	994,756
#•	Chesapeake Funding
	Series 2012-2A A 144A 0.636% 5/7/24		1,000,000	997,831
#•	Citibank Omni Master Trust
	Series 2009-A14A A14 144A 2.941% 8/15/18		1,000,000	1,024,936
•	Discover Card Execution Note Trust
	Series 2011-A1 A1 0.541% 8/15/16		525,000	525,412
	Series 2013-A1 A1 0.491% 8/17/20		675,000	673,402
	Series 2013-A3 A3 0.371% 10/15/18		1,035,000	1,031,019
•	Ford Credit Floorplan Master Owner Trust
	#Series 2010-3 A2 144A 1.891% 2/15/17		400,000	408,009
	Series 2013-3 A2 0.491% 6/15/17		1,000,000	998,564

25

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	General Electric Capital Credit Card Master Note Trust
	Series 2012-6 A 1.36% 8/17/20	USD	100,000	$98,556
#•	Golden Credit Card Trust 144A
	Series 2012-3A A 0.641% 7/17/17		765,000	766,251
	Series 2013-1A A 0.441% 2/15/18		2,510,000	2,508,068
#•	Halcyon Structured Asset Management Long Secured/
	Short Unsecured 2007-2 Ltd 0.514% 10/29/21		1,510,238	1,468,344
#•	KKR CLO Trust 1.453% 7/15/25		1,395,000	1,370,588
#•	LCM Series 6A A 0.503% 5/28/19		500,000	483,830
#•	Maps CLO Fund II Ltd 0.506% 7/20/22		1,450,000	1,404,630
#•	Motor Series 2013-1A A1 144A 0.69% 2/25/21		983,333	983,377
#•	Mountain View CLO III
	Series 2007-3A A1 144A 0.483% 4/16/21		1,486,741	1,453,586
•	Nissan Master Owner Trust Receivables
	Series 2012-A A 0.661% 5/15/17		1,000,000	998,559
	Series 2013-A A 0.491% 2/15/18		360,000	358,893
#•	NYLIM Flatiron CLO
	Series 2006-1A A 144A 0.495% 8/8/20		500,000	490,190
#•	PFS Financing
	Series 2013-AA A 144A 0.741% 2/15/18		680,000	677,340
#•	Telos CLO 144A
	1.219% 7/6/24		1,250,000	1,250,000
	1.569% 7/6/24		2,000,000	1,989,999
#•	Trafigura Securitisation Finance
	Series 2012-1A A 144A 2.591% 10/15/15		80,000	80,956
#•	Victoria Falls CLO
	Series 2005-1A A2 144A 0.604% 2/17/17		22,699	22,671
Total Non-Agency Asset Backed Securities
	(cost $24,987,915)			24,976,959

ΔRegional Bonds – 0.45%
Australia – 0.03%
	New South Wales Treasury 3.75% 11/20/20	AUD	122,000	137,679
				137,679
Canada – 0.42%
	Province of British Columbia 2.00% 10/23/22	USD	1,895,000	1,726,697
				1,726,697
Total Regional Bonds (cost $1,907,690)				1,864,376

26

	Principal amount°		Value (U.S. $)
«Senior Secured Loans – 32.59%
ABC Supply Tranche B 1st Lien 3.50% 4/15/20	USD	465,000	$466,287
Air Medical Group Holdings Tranche B1 1st Lien
6.50% 5/26/18		179,100	183,354
Albertsons
Tranche B 4.25% 3/21/16		363,090	366,835
Tranche B 1st Lien 4.75% 3/21/19		378,053	380,888
Alcatel-Lucent USA Tranche C 1st Lien 7.25% 12/4/18		588,808	602,609
Allied Security Holdings Tranche 2L 9.00% 1/21/18		150,000	151,969
ARAMARK Tranche D 4.00% 9/30/19		1,250,000	1,264,258
Arysta Lifescience
1st Lien 4.50% 5/20/20		300,000	302,312
2nd Lien 8.25% 11/22/20		435,000	439,752
Avaya
Tranche B-3 4.50% 10/27/17		623,158	552,416
Tranche B5 8.00% 3/31/18		173,097	163,504
Avis Budget Car Rental Tranche B 1st Lien
3.00% 3/15/19		144,638	144,909
Bausch & Lomb Tranche B 4.00% 5/17/19		975,168	976,387
Biomet Tranche B 3.75% 7/25/17		767,975	774,268
BJ’S Wholesale Club 2nd Lien 9.75% 3/29/19		1,765,000	1,804,713
Blackboard
Tranche B2 6.25% 10/4/18		1,019,825	1,033,423
Tranche B2 1st Lien 6.25% 11/8/18		1,500,000	1,520,000
Bombardier Recreational 1st Lien 5.00% 1/17/19		426,171	427,570
Brickman Group Holdings Tranche B3 1st Lien
3.00% 10/14/16		429,000	431,502
Burlington Coat Factory Warehouse Tranche B2
4.25% 2/23/17		3,326,044	3,350,972
Caesars Entertainment Operating Tranche B6
5.25% 1/28/18		301,477	268,099
Calpine Construction Finance Tranche B 3.00% 5/1/20		1,770,000	1,760,819
Carestream Health
2nd Lien 9.50% 12/5/19		520,000	515,667
Tranche B 5.00% 6/5/19		1,250,000	1,259,635
Charter Communications
3.00% 4/10/20		2,555,000	2,550,690
Tranche F 3.00% 1/3/21		2,900,000	2,893,658
Chrysler Group Tranche B 4.25% 5/24/17		114,707	116,755
Clear Channel Communications Tranche B 3.65% 1/29/16		1,936,998	1,820,240
Community Health Systems 3.50% 1/25/17		3,190,000	3,215,909

27

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Crown Castle Operating Tranche B 3.25% 1/31/19	USD	1,065,711	$1,068,224
CSC Holdings Tranche B 2.50% 4/9/20		3,080,000	3,059,145
Davids Bridal Tranche B 5.00% 9/25/19		144,275	145,477
DaVita HealthCare Partners Tranche B2 4.00% 8/1/19		4,527,250	4,558,777
Delta Air Lines
Tranche B 1st Lien 4.25% 4/15/17		1,156,611	1,167,888
Tranche B1 1st Lien 4.00% 10/18/18		500,000	502,723
Deltek
10.00% 8/28/17		25,000	25,250
1st Lien 5.00% 10/10/18		144,275	144,771
Dollar General 1.28% 6/25/18		720,000	720,630
Drillships Financing Holding
Tranche B1 6.00% 2/17/21		1,495,000	1,515,556
Tranche B2 5.50% 8/17/16		40,000	40,400
Dupont Performance Coatings Tranche B
4.75% 2/1/20		349,125	352,998
Dynegy Tranche B2 4.00% 4/16/20		1,854,718	1,866,773
Edward Cayman Islands II 1st Lien 4.75% 3/5/20		95,643	96,330
Emdeon 1st Lien 3.75% 11/2/18		1,061,113	1,069,071
Energy Transfer Equity 3.75% 3/26/17		900,000	909,125
EP Energy Tranche B3 2nd Lien 3.50% 4/24/18		855,000	856,692
Equipower Resources Holdings
Tranche B 5.50% 12/21/18		210,518	212,228
Tranche C 4.25% 12/21/19		485,000	488,638
2nd Lien 10.00% 5/23/19		145,000	145,997
Essar Steel Algoma 8.75% 9/12/14		175,740	179,547
First Data 1st Lien 4.00% 4/5/17		3,341,848	3,347,514
Flying Fortress 1st Lien 3.50% 6/30/17		1,833,333	1,835,625
Gardner Denver 1st Lien 4.25% 7/23/20		1,360,000	1,366,800
Generac Power Systems Tranche B 3.50% 5/10/20		139,644	139,972
Getty Images Tranche B 4.75% 9/19/19		527,350	528,792
GIM Channelview Cogenera 4.25% 4/18/20		465,000	468,875
Gray Television 4.75% 10/11/19		1,354,775	1,368,747
Great Wolf Resorts 1st Lien 4.50% 7/31/20		555,000	552,225
Harbor Freight Tools 4.75% 7/25/19		265,000	267,540
Harrah’s Las Vegas Propco 3.50% 2/13/15		145,000	134,790
Harrah’s Operating Tranche B 9.50% 10/31/16		2,947,392	2,942,889
HCA Tranche B4 2.75% 5/1/18		2,855,000	2,868,383

28

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
HD Supply Tranche B 4.50% 10/12/17	USD	1,492,462	$1,509,097
Hologic Tranche B 4.50% 4/29/17		346,500	348,611
Hostess Brands 1st Lien 6.75% 3/12/20		620,000	638,600
Houghton International
1st Lien 5.25% 11/20/19		149,250	149,996
2nd Lien 9.50% 11/20/20		195,000	198,291
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		879,090	887,222
Immucor Tranche B2 5.00% 8/19/18		2,181,389	2,205,929
Ineos US Finance Tranche 4.00% 5/4/18		559,092	558,992
Infor US Tranche B2 5.25% 4/5/18		342,279	346,077
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18		2,427,769	2,449,772
Kik Custom Products
1st Lien 5.50% 5/17/19		1,270,000	1,263,254
2nd Lien 9.50% 11/17/19		785,000	784,019
LA Frontera Generation Tranche B 4.50% 9/30/20		280,000	282,100
Landry’s Tranche B 4.75% 4/24/18		844,722	856,337
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19		1,375,000	1,387,169
LTS Buyer
1st Lien 4.50% 3/15/20		175,000	176,420
2nd Lien 8.00% 3/15/21		520,000	527,800
MacDermid 2nd Lien 7.75% 12/6/20		210,000	213,150
MGM Resorts International
3.50% 12/20/19		750,000	752,341
Tranche B 4.25% 12/13/19		1,567,125	1,572,016
Michael Stores Tranche B 1st Lien 3.75% 1/16/20		997,500	1,002,844
Mission Broadcasting Tranche B 1st Lien 3.50% 12/3/19		31,122	31,550
MultiPlan
Tranche B 4.00% 8/18/17		1,619,314	1,632,761
Tranche B1 4.00% 8/18/17		1,125,000	1,134,342
NEP Broadcasting 2nd Lien 9.50% 7/3/20		1,449,286	1,494,576
Nexstar Broadcasting Group Tranche B 4.50% 7/19/19		73,616	73,892
NRG Energy Tranche B 2.75% 7/1/18		1,918,644	1,919,544
Nuveen Investments 2nd Lien 6.50% 2/28/19		4,795,000	4,809,983
NXP Tranche C 4.75% 12/4/20		104,475	106,739
Offshore Group Investment 6.25% 10/25/17		591,938	596,673
OSI Restaurant Partners Tranche B 1st Lien
3.50% 10/26/19		394,875	396,742
Otter Products Tranche B 5.25% 4/29/19		1,715,000	1,725,004
Panda Temple Power II Tranche B 1st Lien
7.25% 3/28/19		1,989,000	2,028,780

29

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Penn National Gaming Tranche B 1st Lien
3.75% 7/14/18	USD	690,843	$696,217
PQ Tranche B 4.50% 8/7/17		492,525	497,450
PVH Tranche B 3.25% 12/19/19		507,908	511,003
Ranpak 2nd Lien 8.50% 4/10/20		530,000	545,900
Remy International Tranche B 1st Lien
4.25% 3/5/20		185,603	187,227
Reynolds & Reynolds Tranche B 3.75% 4/21/18		281,758	282,345
Reynolds Group Holdings 1st Lien 4.75% 9/21/18		575,650	583,242
RGIS Services Tranche B 4.25% 10/28/16		432,809	432,809
Rite Aid
2nd Lien 4.88% 6/13/21		750,000	756,563
2nd Lien 5.75% 8/3/20		2,095,000	2,159,683
RPI Finance Trust Tranche B 3.50% 5/10/18		1,139,778	1,148,327
Samson Investment 2nd Lien 6.00% 9/10/18		2,053,000	2,079,946
Scientific Games International Tranche 4.25% 5/22/20		2,240,000	2,237,200
Seminole Tribe of Florida Tranche B 3.00% 4/11/20		982,500	987,208
Sensus USA 2nd Lien 8.50% 4/13/18		565,000	552,288
Seven Seas Cruises 1st Lien 4.75% 12/21/18		922,810	930,885
Smart & Final
2nd Lien 10.50% 11/8/20		1,102,051	1,128,225
Tranche B 1st Lien 4.50% 11/15/19		2,322,125	2,328,656
Sophia Tranche B 1st Lien 4.50% 11/29/18		221,812	224,214
Sprouts Farmers 4.50% 4/12/20		1,380,000	1,383,450
State Class Tankers II 1st Lien 6.75% 6/10/20		900,000	909,000
Sungard Data Systems 1st Lien 4.50% 12/4/19		79,600	80,728
Supervalu 5.00% 3/21/19		673,178	680,583
Surgery Center Holdings
6.00% 3/18/19		442,775	445,255
2nd Lien 9.75% 3/18/20		180,000	180,450
Surgical Care Affiliates Tranche B 5.50% 5/26/18		145,000	145,408
Swift Transportation Tranche B2 1st Lien
4.00% 12/21/17		200,742	202,875
Taminco Global Chemical Tranche B 4.25% 2/15/19		64,004	64,724
Topaz Power Holdings 5.25% 2/4/20		547,250	552,380
Toys R Us Property Tranche B 6.00% 9/1/16		600,000	594,000
Transdigm Tranche C 3.75% 2/7/20		1,870,000	1,884,150
Truven Health Analytics Tranche B 4.50% 5/23/19		306,906	309,208

30

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
United Airlines Tranche B 1st Lien 4.00% 3/12/19	USD	379,050	$383,077
Univision Communications
1st Lien 4.00% 3/1/20		1,009,350	1,007,547
Tranche C1 1st Lien 4.50% 2/22/20		372,914	375,448
Tranche C2 4.50% 2/6/20		1,172,063	1,178,865
US Air
Tranche B1 1st Lien 4.25% 5/21/19		1,240,000	1,242,015
Tranche B2 1st Lien 3.50% 11/21/16		152,000	152,808
USI Insurance Services Tranche B 5.25% 12/14/19		696,500	703,378
Valeant Pharmaceuticals Tranche B 4.50% 5/30/20		2,065,000	2,095,201
Visant 5.25% 12/22/16		287,691	282,153
Warner Chilcott
Tranche B1 4.25% 3/15/18		232,875	233,486
Tranche B1 - New 4.25% 3/15/18		101,376	101,642
Tranche B2 4.25% 3/15/18		14,251	14,288
Tranche B3 4.25% 3/15/18		183,510	183,991
Wide Open West Finance 4.75% 3/27/19		1,588,174	1,608,523
Windstream Tranche B3 4.00% 8/23/19		891,000	898,611
Yankee Cable Acquisition 5.25% 2/13/20		284,609	287,189
Yankee Candle 5.25% 3/2/19		144,414	145,858
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		724,511	731,643
Total Senior Secured Loans (cost $135,644,218)			136,075,737

Sovereign Bonds – 0.54%
Australia – 0.03%
Australia Government Inflation-Linked Bond
4.00% 8/20/20	AUD	82,000	135,886
			135,886
Brazil – 0.15%
Brazil Notas do Tesouro Nacional Series B
6.00% 5/15/15	BRL	36,000	379,789
6.00% 8/15/20		250	273,619
			653,408
Colombia – 0.06%
• Colombia Government International Bond
2.074% 11/16/15	USD	240,000	238,920
			238,920

31

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
Sovereign Bonds (continued)
Mexico – 0.05%
Mexican Bonos 7.75% 5/29/31	MXN	2,258,000	$192,900
			192,900
Norway – 0.12%
#• Kommunalbanken 144A 0.454% 2/20/18	USD	500,000	499,890
			499,890
Sri Lanka – 0.05%
# Sri Lanka Government International Bond 144A
5.875% 7/25/22		200,000	194,000
			194,000
Sweden – 0.08%
• Svensk Exportkredit 0.565% 1/23/17		340,000	341,253
			341,253
Total Sovereign Bonds (cost $2,442,231)			2,256,257

Supranational Bank – 0.21%
#• International Finance Facility For Immunisation
0.463% 7/5/16		860,000	860,319
Total Supranational Banks (cost $860,000)			860,319

U.S. Treasury Obligation – 0.06%
U.S. Treasury Note 1.75% 5/15/23		285,000	264,360
Total U.S. Treasury Obligation (cost $264,048)			264,360

	Number of shares
Convertible Preferred Stock – 0.02%
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16		1,700	100,351
Total Convertible Preferred Stock (cost $99,955)			100,351

32

	Number of shares		Value (U.S. $)
Preferred Stock – 0.29%
CoBank 6.125%		6,350	$633,810
National Retail Properties 5.70%		7,525	167,130
Public Storage 5.20%		3,200	69,728
Qwest Corp 6.125%		9,000	202,860
US Bancorp 5.15%		6,000	139,980
Total Preferred Stock (cost $1,278,125)			1,213,508

	Principal amount°
Short-Term Investments – 8.43%
≠Discounted Commercial Paper – 0.12%
JP Morgan Chase & Company 0.302% 9/3/13	USD	500,000	500,067
			500,067
≠Discount Notes – 2.92%
Federal Home Loan Bank
0.045% 10/18/13		2,550,267	2,550,158
0.045% 10/23/13		4,376,263	4,376,061
0.055% 8/12/13		1,929,167	1,929,161
0.06% 8/14/13		3,342,509	3,342,496
			12,197,876
Repurchase Agreements – 4.82%
Bank of America 0.03%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price
$8,254,143 (collateralized by U.S. government
obligations 0.75%-2.375% 2/28/15-10/31/17;
market value $8,419,219)		8,254,136	8,254,136
BNP Paribas 0.05%, dated 7/31/13, to be
repurchased on 8/1/13, repurchase price
$11,860,880 (collateralized by U.S. government
obligations 0.25%-4.25% 6/30/14-5/15/23;
market value $12,115,694)		11,860,864	11,860,864
			20,115,000
≠U.S. Treasury Obligation – 0.57%
United States Treasury Bill 0.0275% 10/24/13		2,390,489	2,390,351
			2,390,351
Total Short-Term Investments (cost $35,202,735)			35,203,294

33

Statement of net assets
Delaware Diversified Floating Rate Fund

Total Value of Securities – 106.23%
(cost $443,888,245)	$443,580,224
«Liabilities Net of Receivables
and Other Assets – (6.23%)	(26,025,291)
Net Assets Applicable to 48,570,688
Shares Outstanding – 100.00%	$417,554,933

Net Asset Value – Delaware Diversified Floating Rate Fund
Class A ($194,794,940 / 22,654,932 Shares)	$8.60
Net Asset Value – Delaware Diversified Floating Rate Fund
Class C ($83,618,985 / 9,728,296 Shares)	$8.60
Net Asset Value – Delaware Diversified Floating Rate Fund
Class R ($44,325 / 5,157 Shares)	$8.60
Net Asset Value – Delaware Diversified Floating Rate Fund
Institutional Class ($139,096,683 / 16,182,303 Shares)	$8.60

Components of Net Assets at July 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$418,581,747
Undistributed net investment income	240,741
Accumulated net realized loss on investments	(577,426)
Net unrealized depreciation of investments and derivatives	(690,129)
Total net assets	$417,554,933

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of July 31, 2013. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2013, the aggregate value of Rule 144A securities was $89,492,858, which represented 21.43% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermenied schedule. Stated rate in effect at July 31, 2013.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2013.

34

Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at time of purchase.
«	Of this amount, $34,239,744 represents payable for securities purchased, $1,019 represents Trustees’ fees payable and includes $2,259,710 cash collateral for derivatives.

Net Asset Value and Offering Price Per Share –
Delaware Diversified Floating Rate Fund
Net asset value Class A (A)	$8.60
Sales charge (2.75% of offering price) (B)	0.24
Offering price	$8.84

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

The following foreign currency exchange contracts and swap contracts were outstanding at July 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	471,947	USD	(427,451)	8/23/13	$(3,883)
BAML	EUR	(149,437)	USD	195,041	8/23/13	(3,748)
HSBC	BRL	(1,796,923)	USD	787,158	8/23/13	2,659
HSBC	EUR	48,310	USD	(63,044)	8/23/13	1,220
JPMC	EUR	(195,152)	USD	254,617	8/23/13	(4,985)
JPMC	IDR	7,104,048,823	USD	(695,112)	8/23/13	(11,412)
MSC	AUD	(893,847)	USD	808,646	8/23/13	6,425
TD	GBP	1,043	USD	(1,573)	8/23/13	13
TD	ZAR	4,081,166	USD	(409,914)	8/23/13	2,334
						$(11,377)

35

Statement of net assets
Delaware Diversified Floating Rate Fund

Swap Contracts
CDS Contracts[2]

						Unrealized
				Annual Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.20	USD	470,000	5.00%	6/20/18	$(13,634)
CITI	CDX.NA.HY.20		660,000	5.00%	6/20/18	(8,322)
DB	CDX.EM.19-V1		1,940,000	5.00%	6/20/18	(11,127)
JPMC	CDX.NA.HY.20		1,675,000	5.00%	6/20/18	(30,567)
JPMC	CDX.NA.IG.20		5,000,000	1.00%	6/20/18	(37,419)
JPMC	ITRAXX Europe
	Crossover S19 V1	EUR	3,660,000	5.00%	6/20/18	(197,499)
						$(298,568)

Interest Rate Swap Contracts3

			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
Counterparty &			Received	Received	Termination	Appreciation
Referenced Obligation	Notional Value		(Paid)	(Paid)	Date	(Depreciation)
CME
10yr	USD	25,600,000	(2.88%)	0.269%	7/11/23	$(259,726)
CME
5yr		24,300,000	(1.677%)	0.269%	7/11/18	(160,269)
JPMC
7yr		9,500,000	(1.40%)	0.283%	3/6/20	413,383
LCH
5yr		3,300,000	(1.214%)	0.274%	6/10/18	46,777
MSC
3yr		17,300,000	(0.488%)	0.28%	4/8/16	79,413
						$119,578

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

36

[1] See Note 8 in “Notes to Financial Statements.”
2 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
3 An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BRL — Brazilian Real
CDS — Credit Default Swap
CDX.EM — Credit Default Swap Index Emerging Markets
CDX.NA — Credit Default Swap Index North America
CITI — Citigroup Global Markets
CLO — Collateralized Loan Obligation
CME — Chicago Mercantile Exchange Inc.
DB — Deutsche Bank
EUR — European Monetary Unit
GBP — British Pound Sterling
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
HY — High Yield
IDR — Indonesian Rupiah
IG — Investment Grade
JPMC — JPMorgan Chase Bank
LCH — LCH.Clearnet Limited
MSC — Morgan Stanley Capital
MXN — Mexican Peso
REMIC — Real Estate Mortgage Investment Conduit
TD — Toronto Dominion Bank
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

37

Statement of operations
Delaware Diversified Floating Rate Fund	Year Ended July 31, 2013

Investment Income:
Interest	$5,754,599
Dividends	21,316	$5,775,915

Expenses:
Management fees	997,637
Distribution expenses – Class A	294,326
Distribution expenses – Class C	416,121
Distribution expenses – Class R	219
Dividend disbursing and transfer agent fees and expenses	189,071
Registration fees	124,912
Accounting and administration expenses	77,364
Audit and tax	42,204
Reports and statements to shareholders	22,577
Pricing fees	18,369
Custodian fees	13,430
Legal fees	12,389
Dues and services	9,026
Trustees’ fees	8,483
Consulting fees	3,011
Insurance	2,060
Trustees’ expenses	563	2,231,762
Less waived distribution expenses – Class A		(49,054)
Less waived distribution expenses – Class R		(36)
Less expense paid indirectly		(85)
Total operating expenses		2,182,587
Net Investment Income		3,593,328

38

Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	$685,763
Foreign currencies	(233,755)
Foreign currency exchange contracts	(337,343)
Futures	1,416
Swap contracts	1,437,231
Net realized gain	1,553,312
Net change in unrealized appreciation (depreciation) of:
Investments	(1,855,438)
Foreign currencies	25,443
Foreign currency exchange contracts	(612)
Swap contracts	(354,258)
Net change in unrealized appreciation (depreciation)	(2,184,865)
Net Realized and Unrealized Loss	(631,553)

Net Increase in Net Assets Resulting from Operations	$2,961,775

See accompanying notes, which are an integral part of the financial statements.

39

Statements of changes in net assets
Delaware Diversified Floating Rate Fund

	Year Ended
	7/31/13	7/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,593,328	$2,207,907
Net realized gain (loss)	1,553,312	(1,661,036)
Net change in unrealized appreciation (depreciation)	(2,184,865)	1,193,514
Net increase in net assets resulting from operations	2,961,775	1,740,385

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,643,562)	(1,106,702)
Class C	(457,494)	(409,723)
Class R	(546)	(113)
Institutional Class	(1,089,449)	(851,211)

Return of Capital:
Class A	(440,615)	—
Class C	(122,647)	—
Class R	(147)	—
Institutional Class	(292,065)	—
	(4,046,525)	(2,367,749)

Capital Share Transactions:
Proceeds from shares sold:
Class A	183,925,093	23,434,152
Class C	67,175,702	7,295,036
Class R	78,949	2
Institutional Class	138,264,710	20,310,142

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,942,197	889,834
Class C	535,851	353,972
Class R	654	111
Institutional Class	1,083,134	682,685
	393,006,290	52,965,934

40

	Year Ended
	7/31/13	7/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(39,472,373)	$(30,091,377)
Class C	(9,438,687)	(7,818,971)
Class R	(40,069)	(2)
Institutional Class	(31,587,070)	(22,470,194)
	(80,538,199)	(60,380,544)
Increase (decrease) in net assets
derived from capital share transactions	312,468,091	(7,414,610)
Net Increase (Decrease) in Net Assets	311,383,341	(8,041,974)

Net Assets:
Beginning of year	106,171,592	114,213,566
End of year (including undistributed (distributions in
excess of) net investment income of $240,741 and
$(179,774), respectively)	$417,554,933	$106,171,592

See accompanying notes, which are an integral part of the financial statements.

41

Financial highlights
Delaware Diversified Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods reflects waivers by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

42

Year Ended			2/26/10[1] to
7/31/13	7/31/12	7/31/11	7/31/10
$8.570	$8.590	$8.490	$8.500

0.163	0.193	0.166	0.088
0.060	(0.005)	0.114	(0.014)
0.223	0.188	0.280	0.074

(0.175)	(0.208)	(0.180)	(0.084)
(0.018)	—	—	—
(0.193)	(0.208)	(0.180)	(0.084)

$8.600	$8.570	$8.590	$8.490

2.61%	2.24%	3.33%	0.87%

$194,795	$49,009	$55,209	$2,959
1.01%	1.05%	1.05%	1.04%

1.06%	1.12%	1.34%	4.92%
1.88%	2.28%	1.92%	2.43%

1.83%	2.21%	1.63%	(1.45% )
112%	97%	75%	39%

43

Financial highlights
Delaware Diversified Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

44

Year Ended			2/26/10[1] to
7/31/13	7/31/12	7/31/11	7/31/10
$8.570	$8.590	$8.490	$8.500

0.098	0.130	0.102	0.062
0.060	(0.006)	0.116	(0.014)
0.158	0.124	0.218	0.048

(0.110)	(0.144)	(0.118)	(0.058)
(0.018)	—	—	—
(0.128)	(0.144)	(0.118)	(0.058)

$8.600	$8.570	$8.590	$8.490

1.85%	1.47%	2.58%	0.56%

$83,619	$25,495	$25,769	$1,714
1.76%	1.80%	1.80%	1.79%

1.76%	1.82%	2.04%	5.62%
1.13%	1.53%	1.17%	1.68%

1.13%	1.51%	0.93%	(2.15% )
112%	97%	75%	39%

45

Financial highlights
Delaware Diversified Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Includes adjustments from the period ending July 31, 2010 in the amount of $9 (or $0.010 per share) which impacted total return by -0.12%. The adjustment is to correct a mis-allocation of distributions among share classes which had no impact on distribution amounts reported and paid to shareholders.

See accompanying notes, which are an integral part of the financial statements.

46

Year Ended				2/26/10[1] to
7/31/13	7/31/12	7/31/11		7/31/10
$8.570	$8.590	$8.500		$8.500

0.141	0.173	0.145		0.079
0.060	(0.011)	0.106	[3]	(0.004)
0.201	0.162	0.251	[3]	0.075

(0.153)	(0.182)	(0.161)		(0.075)
(0.018)	—	—		—
(0.171)	(0.182)	(0.161)		(0.075)

$8.600	$8.570	$8.590	[3]	$8.500

2.36%	1.93%	2.96%		0.89%

$44	$5	$5		$5
1.26%	1.30%	1.30%		1.29%

1.36%	1.42%	1.64%		5.22%
1.63%	2.03%	1.67%		2.18%

1.53%	1.91%	1.33%		(1.75% )
112%	97%	75%		39%

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods reflects a waiver by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

47

Financial highlights
Delaware Diversified Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

48

Year Ended			2/26/10[1] to
7/31/13	7/31/12	7/31/11	7/31/10
$8.570	$8.590	$8.490	$8.500

0.184	0.214	0.187	0.098
0.061	(0.005)	0.117	(0.016)
0.245	0.209	0.304	0.082

(0.197)	(0.229)	(0.204)	(0.092)
(0.018)	—	—	—
(0.215)	(0.229)	(0.204)	(0.092)

$8.600	$8.570	$8.590	$8.490

2.87%	2.49%	3.61%	0.97%

$139,097	$31,663	$33,231	$3,394
0.76%	0.80%	0.80%	0.79%

0.76%	0.82%	1.04%	4.62%
2.13%	2.53%	2.17%	2.68%

2.13%	2.51%	1.93%	(1.15% )
112%	97%	75%	39%

49

Notes to financial statements
Delaware Diversified Floating Rate Fund	July 31, 2013

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Diversified Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of

50

the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (July 31, 2010-July 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2013.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized gain (loss) on foreign currencies. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

51

Notes to financial statements
Delaware Diversified Floating Rate Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended July 31, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended July 31, 2013, the Fund earned $85 under this agreement.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale

52

and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.80% of average daily net assets of the Fund from Nov. 28, 2012 through Nov. 28, 2013. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended July 31, 2013, the Fund was charged $9,672 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees for the Fund from Nov. 28, 2012 through Nov. 28, 2013 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets, respectively.

At July 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$165,485
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	8,922
Distribution fees payable to DDLP	105,123
Other expenses payable to DMC and affiliates*	8,249

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

53

Notes to financial statements
Delaware Diversified Floating Rate Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2013, the Fund was charged $5,741 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended July 31, 2013, DDLP earned $29,672 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2013, DDLP received gross CDSC commissions of $104 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended July 31, 2013, the Fund made purchases of $485,578,589 and sales of $184,332,599 of investment securities other than U.S. government securities and short-term investments. For the year ended July 31, 2013, the Fund made purchases of $16,543,566 and sales of $16,504,247 of long-term U.S. government securities.

At July 31, 2013, the cost of investments for federal income tax purposes was $444,583,672. At July 31, 2013, net unrealized depreciation was $1,003,448 of which $2,639,170 related to unrealized appreciation of investments and $3,642,618 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices

54

that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$26,402,930	$—	$26,402,930
Corporate Debt	—	236,751,936	—	236,751,936
Senior Secured Loans[1]	—	133,255,135	2,820,602	136,075,737
Foreign Debt	—	4,980,952	—	4,980,952
Municipal Bonds	—	2,587,156	—	2,587,156
U.S. Treasury Obligation	—	264,360	—	264,360
Convertible Preferred Stock	100,351	—	—	100,351
Preferred Stock[2]	579,698	633,810	—	1,213,508
Short-Term Investments	—	35,203,294	—	35,203,294
Total	$680,049	$440,079,573	$2,820,602	$443,580,224

Foreign Currency
Exchange Contracts	$—	$(11,377)	$—	$(11,377)
Swap Contracts	$—	$(178,990)	$—	$(178,990)

1Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 97.93% and 2.07% respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs while Level 3 investments represent investments without observable inputs.
2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 47.77% and 52.23% respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix-priced investments.

55

Notes to financial statements
Delaware Diversified Floating Rate Fund

3. Investments (continued)

During the year ended July 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2013 and 2012 was as follows:

	Year	Year
	Ended	Ended
	7/31/13	7/31/12
Ordinary income	$3,028,266	$2,362,895
Long-term capital gains	162,785	—
Return of capital	855,474	4,854
Total	$4,046,525	$2,367,749

The Fund paid capital gains on foreign securities. These gains were designated as long-term capital gain distributions.

5. Components of Net Assets on a Tax Basis

As of July 31, 2013, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$418,581,747
Distribution payable	(130,003)
Unrealized depreciation	(896,811)
Net assets	$417,554,933

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distribution payable, mark-to-market of forward foreign currency contracts, tax treatment of CDS and interest rate swap contracts, tax treatment of contingent payment on debt instruments, tax deferral of losses on straddles and tax treatment of market discount and premium on debt instruments.

56

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities, and tax treatment of CDS and interest rate swap contracts. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2013, the Fund recorded the following reclassifications.

Undistributed net investment income	$18,238
Accumulated net realized loss	19,313
Paid-in capital	(37,551)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $1,470,341 was utilized for the year ended July 31, 2013.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	7/31/13	7/31/12
Shares sold:
Class A	21,283,523	2,753,631
Class C	7,783,697	858,373
Class R	9,119	— *
Institutional Class	16,019,956	2,398,471

Shares issued upon reinvestment of dividends and distributions:
Class A	224,721	104,875
Class C	62,028	41,749
Class R	76	13
Institutional Class	125,407	80,596
	45,508,527	6,237,708
Shares redeemed:
Class A	(4,572,137)	(3,563,888)
Class C	(1,093,407)	(923,520)
Class R	(4,659)	— *
Institutional Class	(3,658,687)	(2,651,478)
	(9,328,890)	(7,138,886)
Net increase (decrease)	36,179,637	(901,178)

*Share rounds to less than 1.

57

Notes to financial statements
Delaware Diversified Floating Rate Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of July 31, 2013 or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

58

Options Contracts — During the year ended July 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the year ended July 31, 2013.

Swap Contracts — The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized

59

Notes to financial statements
Delaware Diversified Floating Rate Fund

8. Derivatives (continued)

gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended July 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the year ended July 31, 2013, the Fund did not enter into any contracts as a seller of protection. For trades prior to June 10, 2013, the Fund had posted $20,000 in cash collateral for certain open derivatives. The Fund received $100,000 in securities collateral in return for open swap contracts. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty. The Fund had posted $2,239,710 as collateral for these derivatives.

60

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of July 31, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of net		Statement of net
	assets location	Fair value	assets location	Fair value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$12,651	Liabilities net of receivables and other assets	$(24,028)
Interest rate contracts (Interest rate swap contracts)	Liabilities net of receivables and other assets	539,573	Liabilities net of receivables and other assets	(419,995)
Credit contracts (CDS contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(298,568)
Total		$552,224		$(742,591)

61

Notes to financial statements
Delaware Diversified Floating Rate Fund

8. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the year ended July 31, 2013 was as follows:

			Change in unrealized
		Realized	appreciation
		gain (loss)	(depreciation) on
	Location of gain (loss) on	on derivatives	derivatives
	derivatives recognized in	recognized in	recognized in
	income	income	income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(337,343)	$(612)
Interest rate contracts (Futures contracts and interest rate swap contracts)	Net realized gain (loss) on futures contracts/net realized gain (loss) on swap contracts and net change in unrealized appreciation (depreciation) of futures contracts/net change in unrealized appreciation (depreciation) of swap contracts	2,126,254	194,257
Credit contracts (CDS contracts)	Net realized gain (loss) on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(687,607)	(548,515)
Total		$1,101,304	$(354,870)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended July 31, 2013.

62

	Long		Short
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	2,000,486	USD 1,603,546
Futures contracts (average notional value)		—	6,250
Options contracts (average notional value)		381	—
CDS contracts (average notional value)*		3,370,960	—
	EUR	1,480,456	—
Interest rate swap contracts (average notional value)	USD	43,481,905	—

*Long represents buying protection and short represents selling protection

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and

63

Notes to financial statements
Delaware Diversified Floating Rate Fund

9. Securities Lending (continued)

letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund had no securities out on loan as of July 31, 2013.

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may

64

shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2013, no securities have been determined be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

65

Report of independent
registered public accounting firm

To the Board of Trustees Delaware Group® Income Funds
and the Shareholders of Delaware Diversified Floating Rate Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Diversified Floating Rate Fund (one of the series constituting Delaware Group Income Funds, hereinafter referred to as the “Fund”) at July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period February 26, 2010 (commencement of operations) through July 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 20, 2013

66

Other Fund information
(Unaudited)
Delaware Diversified Floating Rate Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2013, the Fund designates distributions paid during the year as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	4.02%
(B) Ordinary Income Distribution (Tax Basis)	74.84%
(C) Return of Capital (Tax Basis)	21.14%
Total Distributions (Tax Basis)	100%

(A), (B) and (C) are based on a percentage of the Fund’s total distributions.

67

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

68

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)

President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)

Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

69

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

70

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

71

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

72

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)

Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

73

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

74

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

75

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Diversified Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

76

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett1
     John A. Fry
     Frances A. Sevilla-Sacasa
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $163,175 for the fiscal year ended July 31, 2013.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $121,700 for the fiscal year ended July 31, 2012.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2013.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended July 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $565,000 for the registrant’s fiscal year ended July 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $24,250 for the fiscal year ended July 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2013.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $24,050 for the fiscal year ended July 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2012.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2013.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $8,891,311 and $10,092,966 for the registrant’s fiscal years ended July 31, 2013 and July 31, 2012, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® INCOME FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	October 2, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	October 2, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	October 2, 2013